Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Class A common stock	Jan. 31, 2012 Class B common stock
Entity Registrant Name	SIMON PROPERTY GROUP INC /DE/
Entity Central Index Key	0001063761
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 33,434
Entity Common Stock, Shares Outstanding			297,740,804	8,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE:
Minimum rent	$ 2,664,724	$ 2,429,519	$ 2,316,838
Overage rent	140,842	110,621	84,922
Tenant reimbursements	1,177,269	1,083,780	1,062,227
Management fees and other revenues	128,010	121,207	124,059
Other income	195,587	212,503	187,170
Total revenue	4,306,432	3,957,630	3,775,216
EXPENSES:
Property operating	436,571	414,264	425,703
Depreciation and amortization	1,065,946	982,820	997,598
Real estate taxes	369,755	345,960	333,957
Repairs and maintenance	113,496	102,425	91,736
Advertising and promotion	107,002	97,194	93,565
Provision for credit losses	6,505	3,130	22,655
Home and regional office costs	128,618	109,314	110,048
General and administrative	46,319	21,267	18,124
Impairment charge			197,353
Transaction expenses		68,972	5,697
Other	97,078	68,045	72,088
Total operating expenses	2,371,290	2,213,391	2,368,524
OPERATING INCOME	1,935,142	1,744,239	1,406,692
Interest expense	(983,526)	(1,027,091)	(992,065)
Loss on extinguishment of debt		(350,688)
Income tax (expense) benefit of taxable REIT subsidiaries	(3,583)	(1,734)	5,220
Impairment charge from investments in unconsolidated entities		(8,169)	(42,697)
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	216,629	321,036	(30,108)
CONSOLIDATED NET INCOME	1,245,900	753,514	387,262
Net income attributable to noncontrolling interests	221,101	136,476	77,855
Preferred dividends	3,337	6,614	26,309
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	1,021,462	610,424	283,098
BASIC EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders	$ 3.48	$ 2.1	$ 1.06
DILUTED EARNINGS PER COMMON SHARE:
Net income attributable to common stockholders	$ 3.48	$ 2.1	$ 1.05
Consolidated Net Income	1,245,900	753,514	387,262
Unrealized loss on interest rate hedge agreements	(91,933)	(3,493)	(27,999)
Net loss on derivative instruments reclassified from accumulated other comprehensive income into interest expense	16,169	15,769	14,754
Currency translation adjustments	(8,462)	(20,590)	(8,244)
Changes in available-for-sale securities and other	(37,431)	19,934	224,694
Comprehensive income	1,124,243	765,134	590,467
Comprehensive income attributable to noncontrolling interests	200,236	138,478	119,082
Comprehensive income attributable to common stockholders	$ 924,007	$ 626,656	$ 471,385

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Investment properties at cost	$ 29,657,046	$ 27,508,735
Less - accumulated depreciation	8,388,130	7,711,304
Investment properties net	21,268,916	19,797,431
Cash and cash equivalents	798,650	796,718
Tenant receivables and accrued revenue, net	486,731	426,736
Investment in unconsolidated entities, at equity	1,378,084	1,390,105
Deferred costs and other assets	1,633,544	1,795,439
Notes receivable from related party	651,000	651,000
Total assets	26,216,925	24,857,429
LIABILITIES:
Mortgages and other indebtedness	18,446,440	17,473,760
Accounts payable, accrued expenses, intangibles, and deferred revenues	1,091,712	993,738
Cash distributions and losses in partnerships and joint ventures, at equity	695,569	485,855
Other liabilities and accrued dividends	170,971	184,855
Total liabilities	20,404,692	19,138,208
Commitments and contingencies
Limited partners' preferred interest in the Operating Partnership and noncontrolling redeemable interests in properties	267,945	85,469
Capital stock (850,000,000 total shares authorized, $ 0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Series J 8 3/8% cumulative redeemable preferred stock, 1,000,000 shares authorized, 796,948 issued and outstanding with a liquidation value of $ 39,847	45,047	45,375
Capital in excess of par value	8,103,133	8,059,852
Accumulated deficit	(3,251,740)	(3,114,571)
Accumulated other comprehensive (loss) income	(94,263)	6,530
Common stock held in treasury at cost, 3,877,448 and 4,003,451 shares, respectively	(152,541)	(166,436)
Total stockholder's equity	4,649,666	4,830,780
Noncontrolling interests	894,622	802,972
Total equity	5,544,288	5,633,752
Total liabilities and equity	26,216,925	24,857,429
Class A common stock
Capital stock (850,000,000 total shares authorized, $ 0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock	30	30
Class B common stock
Capital stock (850,000,000 total shares authorized, $ 0.0001 par value, 238,000,000 shares of excess common stock, 100,000,000 authorized shares of preferred stock):
Common stock

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital stock, total shares authorized	850,000,000	850,000,000
Capital stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Capital stock, shares of excess common stock	238,000,000	238,000,000
Capital stock, authorized shares of preferred stock	100,000,000	100,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares authorized	1,000,000	1,000,000
Series J 8 3/8% cumulative redeemable preferred stock, shares issued	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, shares outstanding	796,948	796,948
Series J 8 3/8% cumulative redeemable preferred stock, liquidation value (in dollars)	$ 39,847	$ 39,847
Common stock held in treasury, shares	3,877,448	4,003,451
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	511,990,000	511,990,000
Common stock, shares issued	297,725,698	296,957,360
Common stock, shares outstanding	297,725,698	296,957,360
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	8,000	8,000
Common stock, shares outstanding	8,000	8,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated Net Income	$ 1,245,900	$ 753,514	$ 387,262
Adjustments to reconcile consolidated net income to net cash provided by operating activities -
Depreciation and amortization	1,112,438	1,016,027	1,009,490
Loss on debt extinguishment		350,688
Impairment charges		8,169	240,050
(Gain) loss upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	(216,629)	(321,036)	30,108
Straight-line rent	(30,308)	(24,487)	(24,653)
Equity in income of unconsolidated entities	(81,238)	(75,921)	(40,220)
Distributions of income from unconsolidated entities	112,977	109,050	105,318
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	(19,370)	2,144	37,465
Deferred costs and other assets	(58,924)	(40,388)	(28,089)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	(58,959)	(22,550)	3,789
Net cash provided by operating activities	2,005,887	1,755,210	1,720,520
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions	(1,259,623)	(976,276)
Funding of loans to related parties		(29,500)	(120,000)
Repayments of loans to related parties		10,500	8,700
Capital expenditures, net	(445,495)	(256,312)	(376,275)
Cash from acquisitions and cash impact from the consolidation and deconsolidation of properties	19,302	27,015
Net proceeds from sale of assets	136,013	301,425	33,106
Investments in unconsolidated entities	(20,807)	(193,925)	(107,204)
Purchase of marketable and non-marketable securities	(42,015)	(16,157)	(132,984)
Sale of marketable and non-marketable securities	6,866	26,175	74,116
Purchase of loans held for investment		(433,033)
Repayments of loans held for investment	235,124	37,574
Distributions of capital from unconsolidated entities and other	376,593	255,819	201,550
Net cash used in investing activities	(994,042)	(1,246,695)	(418,991)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and other	5,313	4,166	1,642,228
Preferred stock redemptions		(10,994)	(87,689)
Distributions to noncontrolling interest holders in properties	(28,793)	(24,615)	(30,706)
Contributions from noncontrolling interest holders in properties	1,217	1,058	2,795
Preferred distributions of the Operating Partnership	(1,915)	(2,315)	(11,885)
Preferred dividends and distributions to stockholders	(1,030,744)	(763,881)	(148,507)
Distributions to limited partners	(211,497)	(153,247)	(25,658)
Loss on debt extinguishment		(350,688)
Mortgage and other indebtedness proceeds, net of transaction costs	1,655,203	3,858,815	3,220,706
Mortgage and other indebtedness principal payments	(1,398,697)	(6,227,814)	(2,678,639)
Net cash (used in) provided by financing activities	(1,009,913)	(3,669,515)	1,882,645
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	1,932	(3,161,000)	3,184,174
CASH AND CASH EQUIVALENTS, beginning of year	796,718	3,957,718	773,544
CASH AND CASH EQUIVALENTS, end of year	$ 798,650	$ 796,718	$ 3,957,718

Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock Series J Preferred stock	Common Stock	Accumulated Other Comprehensive Income (Loss)	Capital in Excess of Par Value	Accumulated Deficit	Common Stock Held in Treasury	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 3,101,967	$ 46,032	$ 24	$ (165,066)	$ 5,410,147	$ (2,491,929)	$ (186,210)	$ 488,969
Increase (decrease) in equity
Conversion of limited partner units (common shares: 584,432 in 2011; 247,640 in 2010; 1,866,474 in 2009, Note 10)					24,033			(24,033)
Public offerings of common stock (40,250,000 common shares)	1,638,340		4		1,638,336
Stock options exercised (common shares: 324,720 in 2011; 178,683 in 2010; 181,850 in 2009 and net of 76,969 shares used to fund required withholding tax in 2011)	4,725				4,725
Series J preferred stock premium amortization	(328)	(328)
Conversion of Series C preferred Units to limited partner units	763							763
Issuance of limited partner units with the redemption of the Series C preferred units	1,875							1,875
Issuance of limited partner units with the redemption of the Series D preferred units	38,086							38,086
Stock incentive program (net common shares: 116,885 in 2011; 116,726 in 2010; and 254,227 in 2009)					(9,414)		9,414
Amortization of stock incentive	22,870				22,870
Issuance of unit equivalents and other (6,857 treasury shares in 2011)	(4,579)				(508)	(4,141)		70
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					(162,732)			162,732
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests	(928,400)					(769,008)		(159,392)
Stock and units issued to common shareholders and limited partners (11,876,076 common shares)	754,237		1		620,502			133,734
Distribution to other noncontrolling interest partners	(25,176)							(25,176)
Other comprehensive income (loss)	203,205			161,978				41,227
Net income, excluding $1,915, $2,315, and $11,885 attributable to preferred interests in the Operating Partnership during 2011, 2010, and 2009, respectively and $8,946 attributable to noncontrolling redeemable interests in properties during 2011	375,377					309,407		65,970
Balance at Dec. 31, 2009	5,182,962	45,704	29	(3,088)	7,547,959	(2,955,671)	(176,796)	724,825
Increase (decrease) in equity
Conversion of limited partner units (common shares: 584,432 in 2011; 247,640 in 2010; 1,866,474 in 2009, Note 10)					3,866			(3,866)
Issuance of limited partner units	162,987							162,987
Stock options exercised (common shares: 324,720 in 2011; 178,683 in 2010; 181,850 in 2009 and net of 76,969 shares used to fund required withholding tax in 2011)	5,006				5,006
Series I preferred unit conversion to limited partner units	50,874							50,874
Series I preferred stock conversion to common stock (7,871,276 preferred shares to 6,670,589 common shares)	393,564		1		393,563
Series J preferred stock premium amortization	(329)	(329)
Stock incentive program (net common shares: 116,885 in 2011; 116,726 in 2010; and 254,227 in 2009)					(10,360)		10,360
Amortization of stock incentive	16,839				16,839
Issuance of unit equivalents and other (6,857 treasury shares in 2011)	993				(749)	(12,057)		13,799
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					103,728			(103,728)
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests	(917,128)					(763,881)		(153,247)
Distribution to other noncontrolling interest partners	(24,835)							(24,835)
Other comprehensive income (loss)	11,620			9,618				2,002
Net income, excluding $1,915, $2,315, and $11,885 attributable to preferred interests in the Operating Partnership during 2011, 2010, and 2009, respectively and $8,946 attributable to noncontrolling redeemable interests in properties during 2011	751,199					617,038		134,161
Balance at Dec. 31, 2010	5,633,752	45,375	30	6,530	8,059,852	(3,114,571)	(166,436)	802,972
Increase (decrease) in equity
Conversion of limited partner units (common shares: 584,432 in 2011; 247,640 in 2010; 1,866,474 in 2009, Note 10)					9,465			(9,465)
Issuance of limited partner units	9,084							9,084
Stock options exercised (common shares: 324,720 in 2011; 178,683 in 2010; 181,850 in 2009 and net of 76,969 shares used to fund required withholding tax in 2011)	2,095				2,095
Common Stock Retired (61,584 common shares)	(6,385)				(6,385)
Series J preferred stock premium amortization	(328)	(328)
Stock incentive program (net common shares: 116,885 in 2011; 116,726 in 2010; and 254,227 in 2009)					(13,000)		13,000
Amortization of stock incentive	14,018				14,018
Issuance of unit equivalents and other (6,857 treasury shares in 2011)	21,940				1,056	(131,224)	895	151,213
Adjustment to limited partners' interest from increased ownership in the Operating Partnership					36,032			(36,032)
Distributions to common shareholders and limited partners, excluding Operating Partnership preferred interests	(1,242,241)					(1,030,744)		(211,497)
Distribution to other noncontrolling interest partners	(1,029)							(1,029)
Other comprehensive income (loss)	(121,657)			(100,793)				(20,864)
Net income, excluding $1,915, $2,315, and $11,885 attributable to preferred interests in the Operating Partnership during 2011, 2010, and 2009, respectively and $8,946 attributable to noncontrolling redeemable interests in properties during 2011	1,235,039					1,024,799		210,240
Balance at Dec. 31, 2011	$ 5,544,288	$ 45,047	$ 30	$ (94,263)	$ 8,103,133	$ (3,251,740)	$ (152,541)	$ 894,622

Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Equity
Conversion of limited partner units, common shares	584,432	247,640	1,866,474
Public offerings of common stock, shares			40,250,000
Stock options exercised, common shares	324,720	178,683	181,850
Stock options exercised related to fund required withholding tax, shares	76,969
Series I preferred stock conversion to common stock, preferred shares		7,871,276
Series I preferred stock conversion to common stock, common shares		6,670,589
Common Stock Retired, shares	61,584
Stock incentive program, shares, net	116,885	116,726	254,227
Purchases out of treasury stock, shares	6,857
Stock issued to common shareholders and limited partners, common shares			11,876,076
Net income attributable to preferred interests in the Operating Partnership (in dollars)	$ 1,915	$ 2,315	$ 11,885
Net income attributable to noncontrolling redeemable interests in properties (in dollars)	$ 8,946

Organization	12 Months Ended
Dec. 31, 2011
Organization
Organization

1.    Organization

            Simon Property Group, Inc., or Simon Property, is a Delaware corporation that operates as a self-administered and self-managed real estate investment trust, or REIT, under the Internal Revenue Code. Simon Property Group, L.P., or the Operating Partnership, is our majority-owned partnership subsidiary that owns all of our real estate properties and other assets. In these notes to consolidated financial statements, the terms "we", "us" and "our" refer to Simon Property, the Operating Partnership, and its subsidiaries.

            We own, develop and manage retail real estate properties, which consist primarily of regional malls, Premium Outlets®, The Mills®, and community/lifestyle centers. As of December 31, 2011, we owned or held an interest in 326 income-producing properties in the United States, which consisted of 151 regional malls, 58 Premium Outlets, 66 community/lifestyle centers, 36 properties in the Mills portfolio, and 15 other shopping centers or outlet centers in 41 states and Puerto Rico. Of the 36 properties in the Mills portfolio, 16 of these properties are The Mills, 16 are regional malls, and four are community centers. Internationally, as of December 31, 2011, we had an ownership interest in a joint venture which owned 45 shopping centers in Italy. As discussed in Note 14, we sold our entire ownership in this joint venture to our venture partner on January 9, 2012. Additionally, we had ownership interests in eight Premium Outlets in Japan, two Premium Outlets in South Korea, one Premium Outlet in Mexico, and one Premium Outlet in Malaysia.

            We generate the majority of our revenues from leases with retail tenants including:

  •
  base minimum rents,

  •
  overage and percentage rents based on tenants' sales volume, and

  •
  recoveries of substantially all of our recoverable expenditures, which consist of property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

            Revenues of our management company, after intercompany eliminations, consist primarily of management fees that are typically based upon the revenues of the property being managed.

            We also generate supplemental revenues from the following activities:

  •
  establishing our malls as leading market resource providers for retailers and other businesses and consumer-focused corporate alliances, including: payment systems (such as handling fees relating to the sales of bank-issued prepaid cards), national marketing alliances, static and digital media initiatives, business development, sponsorship, and events,

  •
  offering property operating services to our tenants and others, including waste handling and facility services, and the provision of energy services,

  •
  selling or leasing land adjacent to our shopping center properties, commonly referred to as "outlots" or "outparcels," and

  •
  generating interest income on cash deposits and investments in loans, including those made to related entities.

Basis of Presentation and Consolidation	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

2.    Basis of Presentation and Consolidation

            The accompanying consolidated financial statements include the accounts of all majority-owned subsidiaries, and all significant intercompany amounts have been eliminated.

            We consolidate properties that are wholly owned or properties where we own less than 100% but we control. Control of a property is demonstrated by, among other factors, our ability to refinance debt and sell the property without the consent of any other partner or owner and the inability of any other partner or owner to replace us.

            We also consolidate a variable interest entity, or VIE, when we are determined to be the primary beneficiary. On January 1, 2010, we adopted the amendment on the accounting and disclosure requirements for the consolidation of VIEs. This amendment requires an enterprise to perform a qualitative analysis when determining whether or not it must consolidate a VIE. The amendment also requires an enterprise to continuously reassess whether it must consolidate a VIE. Additionally, the amendment requires enhanced disclosures about an enterprise's involvement with VIEs and any significant change in risk exposure due to that involvement, as well as how its involvement with VIEs impacts the enterprise's financial statements. Finally, an enterprise will be required to disclose significant judgments and assumptions used to determine whether or not to consolidate a VIE. The adoption of this amendment did not have a significant impact on our financial position, results of operations, or cash flows.

            Determination of the primary beneficiary of a VIE is based on whether an entity (1) has the power to direct activities that most significantly impact the economic performance of the VIE and (2) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Our determination of the primary beneficiary of a VIE considers all relationships between us and the VIE, including management agreements and other contractual arrangements. There have been no changes during 2011 in previous conclusions about whether an entity qualifies as a VIE or whether we are the primary beneficiary of any previously identified VIE. During 2011, we did not provide financial or other support to a previously identified VIE that we were not previously contractually obligated to provide.

            Investments in partnerships and joint ventures represent our noncontrolling ownership interests in properties. We account for these investments using the equity method of accounting. We initially record these investments at cost and we subsequently adjust for net equity in income or loss, which we allocate in accordance with the provisions of the applicable partnership or joint venture agreement, and cash contributions and distributions. The allocation provisions in the partnership or joint venture agreements are not always consistent with the legal ownership interests held by each general or limited partner or joint venture investee primarily due to partner preferences. We separately report investments in joint ventures for which accumulated distributions have exceeded investments in and our share of net income of the joint ventures within cash distributions and losses in partnerships and joint ventures, at equity in the consolidated balance sheets. The net equity of certain joint ventures is less than zero because of financing or operating distributions that are usually greater than net income, as net income includes non-cash charges for depreciation and amortization.

            As of December 31, 2011, we consolidated 219 wholly-owned properties and 20 additional properties that are less than wholly-owned, but which we control or for which we are the primary beneficiary. We account for the remaining 144 properties, or the joint venture properties, using the equity method of accounting. We manage the day-to-day operations of 85 of the 144 joint venture properties, but have determined that our partner or partners have substantive participating rights with respect to the assets and operations of these joint venture properties. Our investments in joint ventures in Italy, Japan, South Korea, Malaysia, and Mexico comprise 57 of the remaining 59 properties. The international properties are managed by joint ventures in which we share oversight responsibility with our partner. Additionally, we account for our investment in SPG-FCM Ventures, LLC, or SPG-FCM, which holds our interest in The Mills Limited Partnership, or Mills, using the equity method of accounting. We have determined that SPG-FCM is not a VIE and that our joint venture partner has substantive participating rights with respect to the assets and operations of SPG-FCM pursuant to the applicable partnership agreements.

            We allocate net operating results of the Operating Partnership after preferred distributions to third parties and to us based on the partners' respective weighted average ownership interests in the Operating Partnership. Net operating results of the Operating Partnership attributable to third parties are reflected in net income attributable to noncontrolling interests.

            Our weighted average ownership interest in the Operating Partnership was as follows:

	For the Year Ended December 31,
	2011	2010	2009
Weighted average ownership interest	82.9%	83.2%	82.4%

            As of December 31, 2011 and 2010, our ownership interest in the Operating Partnership was 82.8% and 82.9%, respectively. We adjust the noncontrolling limited partners' interest at the end of each period to reflect their interest in the Operating Partnership.

  Reclassifications

            We made certain reclassifications of prior period amounts in the consolidated financial statements to conform to the 2011 presentation. These reclassifications had no impact on previously reported net income attributable to common stockholders or earnings per share.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.    Summary of Significant Accounting Policies

  Investment Properties

            We record investment properties at cost. Investment properties include costs of acquisitions; development, predevelopment, and construction (including allocable salaries and related benefits); tenant allowances and improvements; and interest and real estate taxes incurred during construction. We capitalize improvements and replacements from repair and maintenance when the repair and maintenance extends the useful life, increases capacity, or improves the efficiency of the asset. All other repair and maintenance items are expensed as incurred. We capitalize interest on projects during periods of construction until the projects are ready for their intended purpose based on interest rates in place during the construction period. The amount of interest capitalized during each year is as follows:

	For the Year Ended December 31,
	2011	2010	2009
Capitalized interest	$5,815	$3,715	$14,502

            We record depreciation on buildings and improvements utilizing the straight-line method over an estimated original useful life, which is generally 10 to 40 years. We review depreciable lives of investment properties periodically and we make adjustments when necessary to reflect a shorter economic life. We amortize tenant allowances, tenant inducements and tenant improvements utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter. We record depreciation on equipment and fixtures utilizing the straight-line method over seven to ten years.

            We review investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable. These circumstances include, but are not limited to, declines in a property's cash flows, ending occupancy or total sales per square foot. We measure any impairment of investment property when the estimated undiscounted operating income before depreciation and amortization plus its residual value is less than the carrying value of the property. To the extent impairment has occurred, we charge to income the excess of carrying value of the property over its estimated fair value. We estimate fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. We may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. We also review our investments including investments in unconsolidated entities if events or circumstances change indicating that the carrying amount of our investments may not be recoverable. We will record an impairment charge if we determine that a decline in the fair value of the investments is other-than-temporary. Changes in economic and operating conditions that occur subsequent to our review of recoverability of investment property and other assets could impact the assumptions used in that assessment and could result in future charges to earnings if assumptions regarding those investments differ from actual results.

  Purchase Accounting Allocation

            We allocate the purchase price of acquisitions to the various components of the acquisition based upon the fair value of each component which may be derived from various observable or unobservable inputs and assumptions. Also, we may utilize third party valuation specialists. These components typically include buildings, land and intangibles related to in-place leases and we estimate:

  •
  the fair value of land and related improvements and buildings on an as-if-vacant basis,

  •
  the market value of in-place leases based upon our best estimate of current market rents and amortize the resulting market rent adjustment into revenues,

  •
  the value of costs to obtain tenants, including tenant allowances and improvements and leasing commissions, and

  •
  the value of revenue and recovery of costs foregone during a reasonable lease-up period, as if the space was vacant.

            Amounts allocated to building are depreciated over the estimated remaining life of the acquired building or related improvements. We amortize amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. We also estimate the value of other acquired intangible assets, if any, which are amortized over the remaining life of the underlying related intangibles.

  Discontinued Operations

            We reclassify any material operations and gains or losses on disposal related to consolidated properties disposed of during the period to discontinued operations. During 2011, we reported a net loss of approximately $42.4 million, or $0.12 per diluted share, on our consolidated property disposition activity. During 2010, we reported a net gain of approximately $5.7 million upon the disposal of four retail properties. During 2009, we reported a net loss of approximately $9.8 million upon the sale of four consolidated assets. These gains and losses are reported in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income. The gains and losses on the disposition of these assets and the operating results were not significant to our consolidated results of operations.

  Cash and Cash Equivalents

            We consider all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents generally consist of commercial paper, bankers acceptances, Eurodollars, repurchase agreements, and money market deposits or securities. Financial instruments that potentially subject us to concentrations of credit risk include our cash and cash equivalents and our trade accounts receivable. We place our cash and cash equivalents with institutions with high credit quality. However, at certain times, such cash and cash equivalents may be in excess of FDIC and SIPC insurance limits. See Notes 4, 8, and 10 for disclosures about non-cash investing and financing transactions.

  Marketable and Non-Marketable Securities

            Marketable securities consist primarily of the investments of our captive insurance subsidiaries, available-for-sale securities, our deferred compensation plan investments, and certain investments held to fund the debt service requirements of debt previously secured by investment properties that have been sold.

            The types of securities included in the investment portfolio of our captive insurance subsidiaries typically include U.S. Treasury or other U.S. government securities as well as corporate debt securities with maturities ranging from less than 1 to 10 years. These securities are classified as available-for-sale and are valued based upon quoted market prices or other observable inputs when quoted market prices are not available. The amortized cost of debt securities, which approximates fair value, held by our captive insurance subsidiaries is adjusted for amortization of premiums and accretion of discounts to maturity. Changes in the values of these securities are recognized in accumulated other comprehensive income (loss) until the gain or loss is realized or until any unrealized loss is deemed to be other-than-temporary. We review any declines in value of these securities for other-than-temporary impairment and consider the severity and duration of any decline in value. To the extent an other-than-temporary impairment is deemed to have occurred, an impairment charge is recorded and a new cost basis is established. Subsequent changes are then recognized through other comprehensive income (loss) unless another other-than-temporary impairment is deemed to have occurred.

            Our investments in Capital Shopping Centres Group PLC, or CSCG, and Capital & Counties Properties PLC, or CAPC, are accounted for as available-for-sale securities. These investments are adjusted to their quoted market price, including a related foreign exchange component, with corresponding adjustment in other comprehensive income (loss). At December 31, 2011, we owned 35.4 million shares of CSCG and CAPC. At December 31, 2011 the market value of our investments in CSCG and CAPC was $170.7 million and $100.9 million, respectively, with an aggregate net unrealized gain on these investments of approximately $39.7 million. The market value of our investments in CSCG and CAPC at December 31, 2010 was $228.4 million and $82.4 million, respectively, with an aggregate net unrealized gain of $79.0 million.

            Effective May 7, 2010, CSCG and CAPC were de-merged from Liberty International PLC, or Liberty. During 2009, we recognized a non-cash charge of $140.5 million, or $0.44 per diluted share, representing an other-than-temporary impairment in fair value below the carrying value of our investment in Liberty. As a result, changes in available-for-sale securities and other in the 2009 consolidated statement of operations and comprehensive income include the reclassification of $140.5 million from accumulated other comprehensive income (loss) to earnings related to this non-cash charge. Effective July 1, 2009, we resumed marking to market our Liberty investment through other comprehensive income (loss).

            Our insurance subsidiaries are required to maintain statutory minimum capital and surplus as well as maintain a minimum liquidity ratio. Therefore, our access to these securities may be limited. Our deferred compensation plan investments are classified as trading securities and are valued based upon quoted market prices. The investments have a matching liability as the amounts are fully payable to the employees that earned the compensation. Changes in value of these securities and changes to the matching liability to employees are both recognized in earnings and, as a result, there is no impact to consolidated net income. As of December 31, 2011 and 2010, we also had investments of $24.9 million which must be used to fund the debt service requirements of mortgage debt related to investment properties that previously collateralized the debt. These investments are classified as held-to-maturity and are recorded at amortized cost as we have the ability and intent to hold these investments to maturity.

            At December 31, 2011 and 2010, we had investments of $105.1 million and $72.4 million, respectively, in non-marketable securities that we account for under the cost method. We regularly evaluate these investments for any other-than-temporary decline in their estimated fair value and determined that no adjustment in the carrying value was required as of December 31, 2011 and 2010.

            Total net unrealized gains as of December 31, 2011 and 2010 were approximately $41.9 million and $79.3 million, respectively, and represented the valuation and related currency adjustments for our available-for-sale marketable securities. As of December 31, 2011, we did not consider any declines in value of any of our marketable and non-marketable securities to be an other-than-temporary impairment, as these market value declines, if any, have existed for a short period of time, and, in the case of debt securities, we have the ability and intent to hold these securities to maturity.

  Fair Value Measurements

            We hold marketable securities that totaled $417.0 million and $511.3 million at December 31, 2011 and December 31, 2010, respectively, and are considered to have Level 1 fair value inputs. In addition, we have derivative instruments which are classified as having Level 2 inputs which consist primarily of interest rate swap agreements and foreign currency forward contracts with a gross liability balance of $12.2 million and $27.6 million at December 31, 2011 and December 31, 2010, respectively, a gross asset balance of $14.9 million at December 31, 2011 and a nominal asset value at December 31, 2010. We also have interest rate cap agreements with nominal asset values.

            Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges. Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations. Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate.

            Note 8 includes a discussion of the fair value of debt measured using Level 1 and Level 2 inputs. Note 4 includes a discussion of the fair values recorded in purchase accounting and impairment, using Level 2 and Level 3 inputs. Level 3 inputs to our purchase accounting and impairment include our estimations of net operating results of the property, capitalization rates and discount rates.

  Use of Estimates

            We prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Our actual results could differ from these estimates.

  Segment Disclosure

            Our primary business is the ownership, development, and management of retail real estate. We have aggregated our retail operations, including regional malls, Premium Outlets, The Mills, and community/lifestyle centers, into one reportable segment because they have similar economic characteristics and we provide similar products and services to similar types of tenants.

  Deferred Costs and Other Assets

            Deferred costs and other assets include the following as of December 31:

	2011	2010
Deferred financing and lease costs, net	$308,380	$298,674
In-place lease intangibles, net	200,098	150,199
Acquired above market lease intangibles, net	75,950	12,466
Marketable securities of our captive insurance companies	100,721	90,963
Goodwill	20,098	20,098
Other marketable securities	316,307	420,356
Loans held for investment	162,832	395,934
Prepaids, notes receivable and other assets, net	449,158	406,749

	$1,633,544	$1,795,439

  Deferred Financing and Lease Costs

            Our deferred costs consist primarily of financing fees we incurred in order to obtain long-term financing and internal and external leasing commissions and related costs. We record amortization of deferred financing costs on a straight-line basis over the terms of the respective loans or agreements. Our deferred leasing costs consist primarily of capitalized salaries and related benefits in connection with lease originations. We record amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Details of these deferred costs as of December 31 are as follows:

	2011	2010
Deferred financing and lease costs	$528,273	$461,315
Accumulated amortization	(219,893)	(162,641)

Deferred financing and lease costs, net	$308,380	$298,674

            We report amortization of deferred financing costs, amortization of premiums, and accretion of discounts as part of interest expense. Amortization of deferred leasing costs is a component of depreciation and amortization expense. We amortize debt premiums and discounts, which are included in mortgages and other indebtedness, over the remaining terms of the related debt instruments. These debt premiums or discounts arise either at the debt issuance or as part of the purchase price allocation of the fair value of debt assumed in acquisitions. The accompanying consolidated statements of operations and comprehensive income include amortization as follows:

	For the Year Ended December 31,
	2011	2010	2009
Amortization of deferred financing costs	$28,697	$27,806	$20,408
Amortization of debt premiums, net of discounts	(8,439)	(9,066)	(10,627)
Amortization of deferred leasing costs	43,110	34,801	32,744

  Loans Held for Investment

            From time to time, we may make investments in mortgage loans or mezzanine loans of third parties that own and operate commercial real estate assets located in the United States. Mortgage loans are secured, in part, by mortgages recorded against the underlying properties which are not owned by us. Mezzanine loans are secured, in part, by pledges of ownership interests of the entities that own the underlying real estate. Loans held for investment are carried at cost, net of any premiums or discounts which are accreted or amortized over the life of the related loan receivable utilizing the effective interest method. We evaluate the collectability of both interest and principal of each of these loans quarterly to determine whether the value has been impaired. A loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is impaired, the amount of the loss accrual is calculated by comparing the carrying amount of the loan held for investment to its estimated realizable value.

            At December 31, 2011 and 2010, we had investments in three and six mortgage and mezzanine loans, respectively, with an aggregate carrying value of $162.8 million and $395.9 million, respectively. These loans mature at various dates through October 2012 with a weighted average maturity of approximately 6 months as of December 31, 2011. Certain of these loans require interest-only payments while others require payments of interest and principal based on a 30 year amortization. Interest rates on these loans are fixed between 5.9% and 7.0% per annum with a weighted average interest rate of approximately 6.3% and approximate market rates for instruments of similar quality and duration. During 2011 and 2010, we recorded $24.3 million and $4.6 million, respectively, in interest income earned from these loans held for investment. Payments on each of these loans were current as of December 31, 2011.

            On December 9, 2011, we paid consideration of $88.8 million to acquire a 50% equity interest in two real estate developments for which we had previously agreed to fund as the construction lender. The loans primarily bear interest at 7.0% and mature in May and July 2013. At December 31, 2011, the aggregate amount drawn on the loans was $50.7 million. We consolidated these assets as of the acquisition date and, accordingly, amounts drawn on the loans are eliminated in consolidation.

  Intangible Assets

            The average life of in-place lease intangibles is approximately 4.4 years and is amortized over the remaining life of the leases of the related property on the straight-line basis and is included with depreciation and amortization in the consolidated statements of operations and comprehensive income. The amount of in-place lease intangibles increased during 2010 as a result of the acquisition of Prime Outlets Acquisition Company, or the Prime acquisition, as further discussed in Note 4. The fair market value of above and below market leases is amortized into revenue over the remaining lease life as a component of reported minimum rents. The weighted average remaining life of these intangibles is approximately 4.0 years. The unamortized amount of below market leases is included in accounts payable, accrued expenses, intangibles and deferred revenues in the consolidated balance sheets and was $134.4 million and $39.0 million as of December 31, 2011 and 2010, respectively. The amount of amortization of above and below market leases, net for the years ended December 31, 2011, 2010, and 2009 was $17.6 million, $15.2 million, and $20.0 million, respectively. If a lease is terminated prior to the original lease termination, any remaining unamortized intangible is charged to earnings.

            Details of intangible assets as of December 31 are as follows:

	2011	2010
In-place lease intangibles	$245,844	$211,541
Accumulated amortization	(45,746)	(61,342)

In-place lease intangibles, net	$200,098	$150,199

Acquired above market lease intangibles	$178,564	$104,690
Accumulated amortization	(102,614)	(92,224)

Acquired above market lease intangibles, net	$75,950	$12,466

            Estimated future amortization and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2011 are as follows:

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2012	$ 29,184	$(14,212)	$14,972
2013	23,612	(12,717)	10,895
2014	18,300	(11,067)	7,233
2015	15,842	(9,675)	6,167
2016	14,046	(8,797)	5,249
Thereafter	33,428	(19,482)	13,946

	$134,412	$(75,950)	$58,462

  Derivative Financial Instruments

            We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. We use a variety of derivative financial instruments in the normal course of business to selectively manage or hedge the risks associated with our indebtedness and interest payments. Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and caps. We require that hedging derivative instruments be highly effective in reducing the risk exposure that they are designated to hedge. As a result, there was no significant ineffectiveness from any of our derivative activities during the period. We formally designate any instrument that meets these hedging criteria as a hedge at the inception of the derivative contract. We have no credit-risk-related hedging or derivative activities.

            As of December 31, 2011, we had the following outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$485.8 million
Interest Rate Caps	3	$381.3 million

            The carrying value of our interest rate swap agreements, at fair value, is a net liability balance of $10.0 million and $19.5 million at December 31, 2011 and 2010, respectively, and is included in other liabilities and accrued dividends. The interest rate cap agreements were of nominal value at December 31, 2011 and 2010 and we generally do not apply hedge accounting to these arrangements.

            We are also exposed to fluctuations in foreign exchange rates on financial instruments which are denominated in foreign currencies, primarily in Japan and Europe. We use currency forward contracts to manage our exposure to changes in foreign exchange rates on certain Yen and Euro-denominated receivables and net investments. Currency forward contracts involve fixing the Yen-USD or Euro-USD exchange rate for delivery of a specified amount of foreign currency on a specified date. The currency forward contracts are typically cash settled in US dollars for their fair value at or close to their settlement date. Approximately ¥2.6 billion remains as of December 31, 2011 for all forward contracts. We entered into Yen-USD forward contracts during 2009 for approximately ¥3 billion that we received through April 2011 and we entered into Yen-USD forward contracts during 2010 for ¥1.7 billion that we expect to receive through October 2012. In 2011, we entered into additional Yen-USD forward contracts for approximately ¥3.8 billion that we expect to receive through October 1, 2013. The December 31, 2011 net liability balance related to these forwards was $2.2 million and is included in other liabilities and accrued distributions. We have reported the changes in fair value for these forward contracts in earnings. The underlying currency adjustments on the foreign currency denominated receivables are also reflected in income and generally offset the amounts in earnings for these forward contracts. In 2011, we entered into a Euro-USD forward contract with a €141.3 million notional value maturing on January 31, 2012 which was designated as a net investment hedge. The December 31, 2011 asset balance related to this forward was $14.9 million and is included in deferred costs and other assets. We apply hedge accounting and the change in fair value for this Euro forward contract is reflected in other comprehensive income. Changes in the value of this hedge are offset by changes in the underlying hedged Euro-denominated joint venture investment. In connection with our sale of Gallerie Commerciali Italia, S.p.A., or GCI, as further discussed in Note 14, this hedge was terminated.

            The total gross accumulated other comprehensive loss related to our derivative activities, including our share of the other comprehensive loss from joint venture properties and terminated hedging relationships, approximated $115.8 million and $40.1 million as of December 31, 2011 and 2010, respectively.

  Noncontrolling Interests and Temporary Equity

            Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2011	2010
Limited partners' interests in the Operating Partnership	$953,622	$983,887
Nonredeemable noncontrolling deficit interests in properties, net	(59,000)	(180,915)

Total noncontrolling interests reflected in equity	$894,622	$802,972

            Net income attributable to noncontrolling interests (which includes nonredeemable noncontrolling interests in consolidated properties, limited partners' interests in the Operating Partnership, redeemable noncontrolling interests in consolidated properties, and preferred distributions payable by the Operating Partnership) is a component of consolidated net income. In addition, the individual components of other comprehensive income (loss) are presented in the aggregate for both controlling and noncontrolling interests, with the portion attributable to noncontrolling interests deducted from comprehensive income attributable to common stockholders.

            A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2011	2010	2009
Noncontrolling interests, beginning of period	$802,972	$724,825	$488,969
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	210,240	134,161	65,970
Distributions to noncontrolling interest holders (1)	(212,526)	(178,082)	(184,568)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized loss on interest rate hedge agreements	(15,814)	(309)	(3,897)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	2,774	2,689	2,597
Currency translation adjustments	(1,484)	(3,452)	(1,385)
Changes in available-for-sale securities and other	(6,340)	3,074	43,912

	(20,864)	2,002	41,227

Adjustment to limited partners' interest from (decreased) increased
ownership in the Operating Partnership	(36,032)	(103,728)	162,732
Units issued to limited partners	9,084	213,861	174,458
Units exchanged for common shares	(9,465)	(3,866)	(24,033)
Noncontrolling interests in newly consolidated properties and other	151,213	13,799	70

Noncontrolling interests, end of period	$894,622	$802,972	$724,825

(1)
The 2009 activity includes non-cash distributions of $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2011	2010
Cumulative translation adjustments	$(39,820)	$(31,358)
Accumulated derivative losses, net	(115,833)	(40,069)
Net unrealized gains on marketable securities, net	41,861	79,292

Total accumulated other comprehensive (loss) income	(113,792)	7,865

Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interests	19,529	(1,335)

Total accumulated other comprehensive (loss) income net of noncontrolling interests	$(94,263)	$6,530

  Revenue Recognition

            We, as a lessor, retain substantially all of the risks and benefits of ownership of the investment properties and account for our leases as operating leases. We accrue minimum rents on a straight-line basis over the terms of their respective leases. Substantially all of our retail tenants are also required to pay overage rents based on sales over a stated base amount during the lease year. We recognize overage rents only when each tenant's sales exceed the applicable sales threshold.

            We structure our leases to allow us to recover a significant portion of our property operating, real estate taxes, repairs and maintenance, and advertising and promotion expenses from our tenants. A substantial portion of our leases, other than those for anchor stores, require the tenant to reimburse us for a substantial portion of our operating expenses, including common area maintenance, or CAM, real estate taxes and insurance. This significantly reduces our exposure to increases in costs and operating expenses resulting from inflation. Such property operating expenses typically include utility, insurance, security, janitorial, landscaping, food court and other administrative expenses. We accrue reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. As of December 31, 2011 for approximately 89% of our leases in the U.S. regional mall portfolio, we receive a fixed payment from the tenant for the CAM component. When not reimbursed by the fixed-CAM component, CAM expense reimbursements are based on the tenant's proportionate share of the allocable operating expenses and CAM capital expenditures for the property. We also receive escrow payments for these reimbursements from substantially all our non-fixed CAM tenants and monthly fixed CAM payments throughout the year. We recognize differences between estimated recoveries and the final billed amounts in the subsequent year. These differences were not material in any period presented. Our advertising and promotional costs are expensed as incurred.

  Management Fees and Other Revenues

            Management fees and other revenues are generally received from our unconsolidated joint venture properties as well as third parties. Management fee revenue is earned based on a contractual percentage of joint venture property revenue. Development fee revenue is earned on a contractual percentage of hard costs to develop a property. Leasing fee revenue is earned on a contractual per square foot charge based on the square footage of current year leasing activity. We recognize revenue for these services provided when earned based on the underlying activity.

            Insurance premiums written and ceded are recognized on a pro-rata basis over the terms of the policies. Insurance losses are reflected in property operating expenses in the accompanying consolidated statements of operations and comprehensive income and include estimates for losses incurred but not reported as well as losses pending settlement. Estimates for losses are based on evaluations by third-party actuaries and management's estimates. Total insurance reserves for our insurance subsidiaries and other self-insurance programs as of December 31, 2011 and 2010 approximated $115.1 million and $116.2 million, respectively, and are included in other liabilities and accrued dividends in the consolidated balance sheets. Information related to the securities included in the investment portfolio of our captive insurance subsidiaries is included within the "Marketable and Non-Marketable Securities" section above.

            We recognize fee revenues from our co-branded gift card programs when the fees are earned under the related arrangements with the card issuer. Generally, these revenues are recorded at the issuance of the gift card for handling fees.

  Allowance for Credit Losses

            We record a provision for credit losses based on our judgment of a tenant's creditworthiness, ability to pay and probability of collection. In addition, we also consider the retail sector in which the tenant operates and our historical collection experience in cases of bankruptcy, if applicable. Accounts are written off when they are deemed to be no longer collectible. Presented below is the activity in the allowance for credit losses during the following years:

	For the Year Ended December 31,
	2011	2010	2009
Balance, beginning of period	$31,650	$45,187	$44,650
Consolidation of previously unconsolidated entities	860	426	—
Provision for credit losses	6,505	3,130	22,655
Accounts written off, net of recoveries	(11,515)	(17,093)	(22,118)

Balance, end of period	$27,500	$31,650	$45,187

  Income Taxes

            We and certain subsidiaries of the Operating Partnership have elected to be taxed as REITs under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require the entity to distribute at least 90% of taxable income to its owners and meet certain other asset and income tests as well as other requirements. We intend to continue to adhere to these requirements and maintain our REIT status and that of the REIT subsidiaries. As REITs, these entities will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Thus, we made no provision for federal income taxes for these entities in the accompanying consolidated financial statements. If we or any of the REIT subsidiaries fail to qualify as a REIT, we or that entity will be subject to tax at regular corporate rates for the years in which it failed to qualify. If we lose our REIT status we could not elect to be taxed as a REIT for four years unless our failure to qualify was due to reasonable cause and certain other conditions were satisfied.

            We have also elected taxable REIT subsidiary, or TRS, status for some of our subsidiaries. This enables us to provide services that would otherwise be considered impermissible for REITs and participate in activities that do not qualify as "rents from real property". For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if we believe all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income.

            As of December 31, 2011 and 2010, we had a net deferred tax asset of $5.6 million and $9.0 million, respectively, related to our TRS subsidiaries. The net deferred tax asset is included in deferred costs and other assets in the accompanying consolidated balance sheets and consists primarily of operating losses and other carryforwards for federal income tax purposes as well as the timing of the deductibility of losses or reserves from insurance subsidiaries. No valuation allowance has been recorded as we believe these amounts will be realized. State income, franchise or other taxes were not significant in any of the periods presented.

  Transaction Expenses

            We expense acquisition, potential acquisition and disposition related costs as they are incurred. We incurred a minimal amount of transaction expenses during the year ended December 31, 2011. During the year ended December 31, 2010, we incurred costs in connection with the Prime acquisition and other potential acquisitions, as further discussed in Note 4. In addition, during 2010, we settled, in cash, a transaction-related dispute and recorded a charge to earnings. These expenses are included within transaction expenses in the accompanying statements of operations and comprehensive income and totaled $69.0 million during the year ended December 31, 2010. During the year ended December 31, 2009, we recorded $5.7 million in transaction expenses related to costs associated with significant acquisition related activities.

Real Estate Acquisitions, Disposals, and Impairment	12 Months Ended
Dec. 31, 2011
Real Estate Acquisitions, Disposals, and Impairment
Real Estate Acquisitions, Disposals, and Impairment

4.    Real Estate Acquisitions, Disposals, and Impairment

            We acquire properties to generate both current income and long-term appreciation in value. We acquire individual properties or portfolios of other retail real estate companies that meet our investment criteria and sell properties which no longer meet our strategic criteria. Our consolidated acquisition and disposal activity for the periods presented are highlighted as follows:

  2011 Acquisitions

            On December 31, 2011, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. As a result, we have a 100% interest in and now consolidate the six properties we received in the distribution. The distribution resulted in a remeasurement of the distributed assets to fair value and a corresponding non-cash gain of approximately $168.3 million representing the fair value of the net assets received in excess of the carrying value of our interest in the joint venture portfolio. The resulting gain and the asset and liability fair value allocation were recorded based on preliminary portfolio fair value estimates at the date of distribution and will be finalized in 2012.

            On August 25, 2011, we acquired additional controlling interests of approximately 83.75% in The Plaza at King of Prussia and The Court at King of Prussia, or, collectively, King of Prussia, thereby increasing our ownership interest to 96.1%. The property is subject to a $160.1 million mortgage. The consolidation of this previously unconsolidated property resulted in a remeasurement of our previously held interest to fair value and a corresponding non-cash gain of $82.9 million.

            On July 19, 2011, we acquired a 100% ownership interest in ABQ Uptown, a lifestyle center located in Albuquerque, New Mexico. Also, during the second quarter, we purchased an additional noncontrolling interest in an unconsolidated regional mall.

            During the third quarter of 2011 we contributed a wholly-owned property to a joint venture which holds our interests in nine unconsolidated properties. The transaction effectively exchanged a portion of our interest in this previously wholly-owned property for increased ownership interests in the nine unconsolidated properties. This transaction had no material impact on the statement of operations.

            The gains on the above transactions are included in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income. The aggregate cash purchase price for these acquisitions was $1.18 billion. We reflected the assets and liabilities of these assets at estimated fair value at the respective acquisition dates, the majority of which was allocated to the investment property and related acquired lease intangibles. The purchase price allocation is preliminary and subject to revision within the measurement period, not to exceed one year from the date of acquisition.

  2010 Acquisitions

            During 2010, we acquired a controlling interest in a previously unconsolidated regional mall which resulted in a remeasurement of our previously held equity interest to fair value and corresponding gain of approximately $13.0 million. This gain is included in gain (loss) upon acquisition of controlling interests and on sale or disposal of assets and interests in unconsolidated entities, net in the accompanying consolidated statements of operations and comprehensive income. On May 28, 2010, we acquired an additional interest of approximately 19% in Houston Galleria, located in Houston, Texas thereby increasing our noncontrolling interest from 31.5% to 50.4%.

            On August 30, 2010, we completed the Prime acquisition, adding 21 outlet centers, including a center located in Puerto Rico, which was acquired on May 13, 2010. The transaction was valued at approximately $2.3 billion, including the assumption of existing mortgage indebtedness of $1.2 billion and the repayment of $310.7 million of preexisting mortgage loans at closing. We paid consideration comprised of 80% cash and 20% in units of the Operating Partnership. We issued approximately 1.7 million units with an issuance date fair value of approximately $154.5 million. We funded the cash portion of this acquisition through draws on our unsecured revolving credit facility.

            We recorded our acquisition of these 21 outlet centers using the acquisition method of accounting. Tangible and intangible assets and liabilities were established based on their estimated fair values at the date of acquisition. The results of operations of the acquired properties have been included in our consolidated results from the date of acquisition. The purchase price allocations were finalized during the second quarter of 2011.

  2009 Acquisitions

            We had no consolidated property acquisitions during the year ended December 31, 2009.

  2011 Dispositions

            During 2011, we agreed to dispose of consolidated properties that had an aggregate carrying value of $355.04 million and debt obligations of $177.0 million for aggregate sales proceeds of $136.0 million resulting in a net loss of $42.4 million. The gains and losses on these disposals are included in gain (loss) upon acquisition of controlling interests, and sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2010 Dispositions

            During the year ended December 31, 2010, we disposed of three retail properties with an aggregate carrying value of $91.4 million and debt obligations of $91.3 million for which we received aggregate sale proceeds of $5.8 million. The net gain on these disposals was $5.7 million and is included in gain (loss) upon acquisition of controlling interests, and sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2009 Dispositions

            During the year ended December 31, 2009, we sold four retail properties with an aggregate carrying value of $13.7 million for which we received proceeds of $3.9 million. The net loss on these disposals totaled $9.8 million and is included in gain (loss) upon acquisition of controlling interests, and sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2009 Impairment

            In 2009, we recorded non-cash impairment charges of $240.1 million ($228.6 million, net of a tax benefit of $5.8 million and noncontrolling interest holders' share of $5.7 million). As discussed in Note 3, this non-cash charge includes a $140.5 million other-than-temporary impairment of our investment in an available-for-sale security. In addition, the total charge includes adjustments in the carrying value of one wholly-owned and one joint venture regional mall, a write-down of five land parcels and two joint venture non-retail real estate assets, and certain predevelopment costs related to projects no longer being pursued.

Per Share Data	12 Months Ended
Dec. 31, 2011
Per Share Data
Per Share Data

5.    Per Share Data

            We determine basic earnings per share based on the weighted average number of shares of common stock outstanding during the period and we consider any participating securities for purposes of applying the two-class method. We determine diluted earnings per share based on the weighted average number of shares of common stock outstanding combined with the incremental weighted average shares that would have been outstanding assuming all dilutive potential common shares were converted into shares at the earliest date possible. The following table sets forth the computation of our basic and diluted earnings per share.

	For the Year Ended December 31,
	2011	2010	2009
Net Income attributable to Common Stockholders — Basic	$1,021,462	$610,424	$283,098
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	39	97	50

Net Income attributable to Common Stockholders — Diluted	$1,021,501	$610,521	$283,148

Weighted Average Shares Outstanding — Basic	293,504,064	291,076,008	267,054,946
Effect of stock options	69,408	274,460	315,897
Effect of contingently issuable shares from stock dividends	—	—	1,101,307

Weighted Average Shares Outstanding — Diluted	293,573,472	291,350,468	268,472,150

            For the year ending December 31, 2011, potentially dilutive securities include stock options, units that are exchangeable for common stock and long-term incentive performance, or LTIP units, granted under our long-term incentive performance programs that are convertible into units and exchangeable for common stock. The only securities that had a dilutive effect for the year ended December 31, 2011 and 2010 were stock options. The only securities that had a dilutive effect for the year ended December 31, 2009 were stock options and contingently issuable shares from stock dividends.

            We accrue dividends when they are declared. The taxable nature of the dividends declared for each of the years ended as indicated is summarized as follows:

	For the Year Ended December 31,
	2011	2010	2009
Total dividends paid per common share	$3.50	$2.60	$2.70

Percent taxable as ordinary income	98.30%	53.82%	99.3%
Percent taxable as long-term capital gains	1.70%	39.68%	0.7%
Percent nontaxable as return of capital	—	6.50%	—

	100.0%	100.0%	100.0%

Investment Properties	12 Months Ended
Dec. 31, 2011
Investment Properties
Investment Properties

6.    Investment Properties

            Investment properties consist of the following as of December 31:

	2011	2010
Land	$3,136,981	$2,929,054
Buildings and improvements	26,196,349	24,263,169

Total land, buildings and improvements	29,333,330	27,192,223
Furniture, fixtures and equipment	323,716	316,512

Investment properties at cost	29,657,046	27,508,735
Less — accumulated depreciation	8,388,130	7,711,304

Investment properties at cost, net	$21,268,916	$19,797,431

Construction in progress included above	$464,076	$125,227

Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities
Investments in Unconsolidated Entities

7.    Investments in Unconsolidated Entities

            Joint ventures are common in the real estate industry. We use joint ventures to finance properties, develop new properties, and diversify our risk in a particular property or portfolio of properties. We held joint venture ownership interests in 87 properties in the United States as of December 31, 2011 and 101 properties as of December 31, 2010. As discussed in Note 14, on January 9, 2012, we sold our interest in GCI which owned 45 shopping centers in Italy. As of December 31, 2011, we also held interests in eight joint venture properties in Japan, two joint venture properties in South Korea, one joint venture property in Mexico, and one joint venture property in Malaysia. We account for these joint venture properties using the equity method of accounting.

            Substantially all of our joint venture properties are subject to rights of first refusal, buy-sell provisions, or other sale or marketing rights for partners which are customary in real estate joint venture agreements and the industry. We and our partners in these joint ventures may initiate these provisions at any time (subject to any applicable lock up or similar restrictions), which could result in either the sale of our interest or the use of available cash or borrowings to acquire the joint venture interest from our partner.

            In May 2010, Opry Mills, a property in which we have a 50% interest through our SPG-FCM joint venture, sustained significant flood damage and substantially all of the property remains closed. Insurance proceeds of $50 million have been funded by the insurers and remediation work has been completed. The excess insurance carriers (those providing coverage above $50 million) have denied the joint venture's claim under the policy for additional proceeds (of up to $150 million) to pay further amounts for restoration costs and business interruption losses. We have obtained additional financing of $120 million from the existing mortgage lenders and, in April 2011, commenced rebuilding the center with an expected opening in March of 2012. We and our lenders are continuing our efforts through pending litigation to recover our losses under the excess insurance policies for Opry Mills and we believe recovery is probable, but no assurances can be made that our efforts to recover these funds will be successful.

            On December 31, 2011, as further discussed in Note 4, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. The results of operations of these properties are now presented as income from discontinued joint venture interests and the non-cash gain recorded upon distribution to the partners is presented within gain on sale or disposal of assets and interests in unconsolidated entities in the "Summary Financial Information" below.

Loans to SPG-FCM

            The Operating Partnership has a loan to SPG-FCM with an outstanding balance of $651.0 million as of December 31, 2011 and 2010. The loan bears interest at a rate of LIBOR plus 275 basis points and matures on June 7, 2012. During 2011, 2010 and 2009, we recorded approximately $9.8 million, $9.9 million and $9.3 million in interest income (net of inter-entity eliminations) related to this loan, respectively. We also recorded fee income, including fee income amortization related to up-front fees on loans made to SPG-FCM and Mills, during 2011, 2010 and 2009, of approximately $1.0 million, $0.9 million and $3.7 million (net of inter-entity eliminations), respectively, for providing refinancing services to Mills' properties and SPG-FCM.

International Joint Venture Investments

            We conduct our international operations through joint venture arrangements and account for all of our international joint venture investments using the equity method of accounting

            European Joint Ventures.    At December 31, 2011, we had a 49.0% ownership interest in GCI, a joint venture with Auchan S.A., which owned 45 properties located in Italy. The carrying amount of our investment in GCI was $331.9 million and $330.1 million as of December 31, 2011 and 2010, respectively, including all related components of accumulated other comprehensive income (loss). As discussed in Note 14, we sold our entire interest in GCI to our venture partner on January 9, 2012.

            On July 15, 2010, we and our partner in Simon Ivanhoe S.à.r.l., or Simon Ivanhoe, sold our collective interests in Simon Ivanhoe which owned seven shopping centers located in France and Poland to Unibail-Rodamco. The joint venture partners received net consideration of €422.5 million for their interests after the repayment of all joint venture debt, subject to certain post-closing adjustments. Our share of the gain on sale of our interests in Simon Ivanhoe was approximately $281 million.

            Asian Joint Ventures.    We conduct our international Premium Outlet operations in Japan through a joint venture with Mitsubishi Estate Co., Ltd. We have a 40.0% ownership interest in this joint venture. The carrying amount of our investment in this joint venture was $349.5 million and $340.8 million as of December 31, 2011 and 2010, respectively, including all related components of accumulated other comprehensive income (loss). We conduct our international Premium Outlet operations in South Korea through a joint venture with Shinsegae International Co. We have a 50.0% ownership interest in this joint venture. The carrying amount of our investment in this joint venture was $43.8 million and $35.7 million as of December 31, 2011 and 2010, respectively, including all related components of accumulated other comprehensive income (loss).

            In December 2009, we recognized a loss on our 32.5% interest in shopping centers operating or under development in China. The interests were sold to affiliates of our Chinese partner for approximately $29 million, resulting in a loss of approximately $20 million which is included in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the 2009 consolidated statement of operations and comprehensive income.

Summary Financial Information

            A summary of our investments in joint ventures and share of income from such joint ventures follows. The statement of operations for the year ended December 31, 2010 includes amounts related to our investment in Simon Ivanhoe which was sold on July 15, 2010 and GCI which was sold on January 9, 2012. We acquired additional controlling interests in King of Prussia on August 25, 2011, and as a result, this previously unconsolidated property is now a consolidated property as of the acquisition date. Balance sheet information for the joint ventures is as follows:

	December 31, 2011	December 31, 2010
BALANCE SHEETS
Assets:
Investment properties, at cost	$20,481,657	$21,236,594
Less — accumulated depreciation	5,264,565	5,126,116

	15,217,092	16,110,478
Cash and cash equivalents	806,895	802,025
Tenant receivables and accrued revenue, net	359,208	353,719
Investment in unconsolidated entities, at equity	133,576	158,116
Deferred costs and other assets	526,101	525,024

Total assets	$17,042,872	$17,949,362

Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness	$15,582,321	$15,937,404
Accounts payable, accrued expenses, intangibles, and deferred revenue	775,733	748,245
Other liabilities	981,711	961,284

Total liabilities	17,339,765	17,646,933
Preferred units	67,450	67,450
Partners' (deficit) equity	(364,343)	234,979

Total liabilities and partners' (deficit) equity	$17,042,872	$17,949,362

Our Share of:
Partners' (deficit) equity	$(32,000)	$146,578
Add: Excess Investment	714,515	757,672

Our net Investment in Joint Ventures	$682,515	$904,250

            "Excess Investment" represents the unamortized difference of our investment over our share of the equity in the underlying net assets of the joint ventures acquired. We amortize excess investment over the life of the related properties, typically no greater than 40 years, and the amortization is included in the reported amount of income from unconsolidated entities.

            As of December 31, 2011, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2012	$2,746,336
2013	1,875,642
2014	1,925,553
2015	2,116,162
2016	1,462,915
Thereafter	5,448,606

Total principal maturities	15,575,214
Net unamortized debt premiums and discounts	7,107

Total mortgages and other indebtedness	$15,582,321

            This debt becomes due in installments over various terms extending through 2036 with interest rates ranging from 0.49% to 9.35% and a weighted average rate of 5.02% at December 31, 2011.

	For the Year Ended December 31,
	2011	2010	2009
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,844,774	$1,810,581	$1,813,180
Overage rent	161,993	143,018	127,561
Tenant reimbursements	862,211	870,555	903,009
Other income	175,430	214,728	168,239

Total revenue	3,044,408	3,038,882	3,011,989
Operating Expenses:
Property operating	602,989	595,733	614,968
Depreciation and amortization	737,865	752,014	760,068
Real estate taxes	220,955	230,326	234,506
Repairs and maintenance	76,258	92,490	98,197
Advertising and promotion	57,703	55,952	58,261
Provision for credit losses	8,648	3,934	14,935
Impairment charge	—	—	17,268
Other	227,703	209,635	181,693

Total operating expenses	1,932,121	1,940,084	1,979,896

Operating Income	1,112,287	1,098,798	1,032,093
Interest expense	(813,433)	(812,886)	(826,951)
Loss from unconsolidated entities	(4,644)	(840)	(4,739)
Impairment charge from investments in unconsolidated entities	—	(16,671)	—

Income from Continuing Operations	294,210	268,401	200,403
Income from discontinued joint venture interests	48,154	63,108	58,169
Gain on sale or disposal of assets and interests in unconsolidated entities, net	347,640	39,676	—

Net Income	$690,004	$371,185	$258,572

Third-Party Investors' Share of Net Income	$384,384	$234,799	$170,265

Our Share of Net Income	305,620	136,386	88,307
Amortization of Excess Investment	(50,562)	(48,329)	(55,690)
Our Share of Gain on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	(173,820)	(20,305)	—
Our Share of Impairment Charge from Investments in Unconsolidated Entities	—	8,169	7,603

Income from Unconsolidated Entities	$81,238	$75,921	$40,220

  2011 Dispositions

            In April 2011 we disposed of our interest in an unconsolidated regional mall, resulting in a gain of $7.8 million. This gain is reported in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2010 Impairment

            In December 2010, we recognized an $8.2 million non-cash impairment charge representing our share of impairment on a joint venture investment in a property in Italy for which the decline in value below our carrying amount was deemed other-than-temporary.

  2009 Impairment

            In December 2009 we recognized non-cash impairment charges of $7.6 million representing our share of impairment charges on joint venture properties. These charges represent adjustments to the carrying value of certain parcels of land and the write-off of predevelopment costs related to certain projects no longer being pursued. In addition, in December 2009 we recognized $35.1 million of impairment charges for investments in certain unconsolidated entities including one regional mall and two non-retail real estate assets for which declines in value below our carrying amount were deemed other-than-temporary.

Indebtedness and Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Indebtedness and Derivative Financial Instruments Disclosure
Indebtedness and Derivative Financial Instruments

8.    Indebtedness and Derivative Financial Instruments

            Our mortgages and other indebtedness, excluding the impact of derivative instruments, consist of the following as of December 31:

	2011	2010
Fixed-Rate Debt:
Mortgages and other notes, including $54,250 and $31,614 net premiums, respectively. Weighted average interest and maturity of 6.05% and 4.7 years at December 31, 2011.	$5,566,600	$5,485,659
Unsecured notes, including $29,178 and $26,586 net discounts, respectively. Weighted average interest and maturity of 5.76% and 6.8 years at December 31, 2011.	10,640,775	9,985,886

Total Fixed-Rate Debt	16,207,375	15,471,545
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 1.74% and 0.8 years at December 31, 2011.	1,286,401	1,143,578
Credit Facility (see below)	952,664	858,637

Total Variable-Rate Debt	2,239,065	2,002,215

Total Mortgages and Other Indebtedness	$18,446,440	$17,473,760

            General.    Our unsecured debt contains financial covenants and other non-financial covenants. If we were to fail to comply with these covenants, after the expiration of the applicable cure periods, the debt maturity could be accelerated or other remedies could be sought by the lender including adjustments to the applicable interest rate. As of December 31, 2011, we are in compliance with all covenants of our unsecured debt.

            At December 31, 2011, we or our subsidiaries are the borrowers under 89 non-recourse mortgage notes secured by mortgages on 89 properties, including 10 separate pools of cross-defaulted and cross-collateralized mortgages encumbering a total of 44 properties. Under these cross-default provisions, a default under any mortgage included in the cross-defaulted pool may constitute a default under all mortgages within that pool and may lead to acceleration of the indebtedness due on each property within the pool. Certain of our secured debt contains financial and other non-financial covenants which are specific to the properties which serve as collateral for that debt. If the borrower fails to comply with these covenants, the lender could accelerate the debt and enforce its right against their collateral. At December 31, 2011, the applicable borrowers under these non-recourse mortgage notes were in compliance with all covenants where non-compliance could individually, or giving effect to applicable cross-default provisions, have a material adverse effect on our financial condition, results of operations or cash flows.

Unsecured Debt

            At December 31, 2011, our unsecured debt consisted of $10.7 billion of senior unsecured notes of the Operating Partnership and $952.7 million outstanding under our $4.0 billion unsecured credit facility, or the Credit Facility. The December 31, 2011 balance included $287.7 million (U.S. dollar equivalent) of Yen-denominated borrowings. On December 31, 2011, we had available borrowing capacity of approximately $3.0 billion under the Credit Facility. The maximum outstanding balance of the Credit Facility or the predecessor facility during the year ended December 31, 2011 was $1.8 billion and the weighted average outstanding balance was approximately $1.1 billion. Letters of credit of approximately $36.0 million were outstanding under the Credit Facility as of December 31, 2011.

            On October 5, 2011, we replaced our previous unsecured revolving credit facility and entered into the new Credit Facility, which provides an initial borrowing capacity of $4.0 billion, which can be increased at our option to $5.0 billion during its term. The Credit Facility will initially mature on October 30, 2015 and can be extended for an additional year at our sole option. The base interest rate on the Credit Facility is LIBOR plus 100 basis points and an additional facility fee of 15 basis points. In addition, the Credit Facility provides for a money market competitive bid option program that allows us to hold auctions to achieve lower pricing for short-term borrowings. The Credit Facility also includes a $2.0 billion multi-currency tranche.

            During the year ended December 31, 2011, the Operating Partnership redeemed at par $542.5 million of senior unsecured notes with fixed rates ranging from 5.00% to 8.25%. In addition, on November 10, 2011, we issued $500.0 million of senior unsecured notes at a fixed interest rate of 2.8% with a maturity date of January 2017 and $700.0 million of senior unsecured notes at a fixed interest rate of 4.13% with a maturity date of December 2021.

            On January 12, 2010, the Operating Partnership commenced a cash tender offer for any and all senior unsecured notes of ten outstanding series with maturity dates ranging from 2011 to March 2013. The total principal amount of the notes accepted for purchase on January 26, 2010 was approximately $2.3 billion, with a weighted average duration of 2.0 years and a weighted average coupon of 5.76%. The Operating Partnership purchased the tendered notes with cash on hand and the proceeds from an offering of $2.25 billion of senior unsecured notes that closed on January 25, 2010. The senior notes offering was comprised of $400.0 million of 4.20% notes due 2015, $1.25 billion of 5.65% notes due 2020 and $600.0 million of 6.75% notes due 2040. The weighted average duration of the notes offering was 14.4 years and the weighted average coupon was 5.69%. We recorded a $165.6 million charge to earnings in the first quarter of 2010 as a result of the tender offer.

            On August 9, 2010, the Operating Partnership commenced a cash tender offer for any and all senior unsecured notes of three outstanding series with maturity dates ranging from May 2013 to August 2014. The total principal amount of the notes accepted for purchase on August 17, 2010 was approximately $1.33 billion, with a weighted average duration of 3.5 years and a weighted average coupon of 6.06%. The Operating Partnership purchased the tendered notes with cash on hand and the proceeds from an offering of $900.0 million of 4.375% senior unsecured notes that closed on August 16, 2010. The senior notes are due on March 1, 2021. We recorded a $185.1 million charge to earnings in the third quarter of 2010 as a result of the tender offer.

Secured Debt

            Total secured indebtedness was $6.8 billion and $6.6 billion at December 31, 2011 and 2010, respectively. During the year ended December 31, 2011, we repaid $368.2 million in mortgage loans with a weighted average interest rate of 6.64%, unencumbering six properties.

            As a result of the acquisition of additional interest in King of Prussia in August 2011 as further discussed in Note 4, we now own a controlling interest in this property and, accordingly, we consolidated the property as of the acquisition date, including the property's $160.1 million mortgage debt.

            As discussed in Note 4, on December 31, 2011, we consolidated six properties we received as a distribution from a joint venture of its interests in a portfolio of properties. Four of these properties are encumbered by mortgages totaling $459.0 million.

Debt Maturity and Other

            Our scheduled principal repayments on indebtedness as of December 31, 2011 are as follows:

2012	$1,564,661
2013	1,211,305
2014	1,792,649
2015	1,692,886
2016	4,604,813
Thereafter	7,555,054

Total principal maturities	18,421,368
Net unamortized debt premium and other	25,072

Total mortgages and other indebtedness	$18,446,440

            Our cash paid for interest in each period, net of any amounts capitalized, was as follows:

	For the Year Ended December 31,
	2011	2010	2009
Cash paid for interest	$979,436	$1,015,989	$994,688

Derivative Financial Instruments

            Our exposure to market risk due to changes in interest rates primarily relates to our long-term debt obligations. We manage exposure to interest rate market risk through our risk management strategy by a combination of interest rate protection agreements to effectively fix or cap a portion of variable rate debt. We are also exposed to foreign currency risk on financings of certain foreign operations. Our intent is to offset gains and losses that occur on the underlying exposures, with gains and losses on the derivative contracts hedging these exposures. We do not enter into either interest rate protection or foreign currency rate protection agreements for speculative purposes.

            We may enter into treasury lock agreements as part of an anticipated debt issuance. If the anticipated transaction does not occur, the cost is charged to consolidated net income. Upon completion of the debt issuance, the cost of these instruments is recorded as part of accumulated other comprehensive income (loss) and is amortized to interest expense over the life of the debt agreement.

            The fair value of our interest rate swap agreements is a net liability balance of $10.0 million and $19.5 million at December 31, 2011 and 2010, respectively, and is included in other liabilities and accrued dividends. The interest rate cap agreements were of nominal value at December 31, 2011 and 2010 and we generally do not apply hedge accounting to these arrangements. In addition, the unamortized loss of our treasury locks and terminated hedges recorded in accumulated other comprehensive income (loss) was $89.7 million as of December 31, 2011. As of December 31, 2011, our outstanding LIBOR based derivative contracts consisted of:

  •
  interest rate cap protection agreements with a notional amount of $381.3 million which mature in July 2013 and June 2014, and

  •
  fixed rate swap agreements with a notional amount of $485.8 million which have a weighted average fixed pay rate of 2.52% and a weighted average variable receive rate of 0.58%.

            Within the next year, we expect to reclassify to earnings approximately $21.2 million of losses related to active and terminated interest rate swaps from the current balance held in accumulated other comprehensive income (loss). The amount of ineffectiveness relating to cash flow hedges recognized in income during the periods presented was not significant.

            Our joint ventures may also enter into interest rate swaps or caps, which are recorded at fair value on the joint venture balance sheets. Included in our accumulated other comprehensive income (loss) as of December 31, 2011 and 2010 is our share of the joint ventures' accumulated derivative losses of $14.0 million and $20.9 million, respectively.

Fair Value of Financial Instruments

            The carrying value of our variable-rate mortgages and other loans approximates their fair values. We estimate the fair values of consolidated fixed-rate mortgages using cash flows discounted at current borrowing rates and other indebtedness using cash flows discounted at current market rates. We estimate the fair values of consolidated fixed-rate unsecured notes using quoted market prices, or, if no quoted market prices are available, we use quoted market prices for securities with similar terms and maturities. The book value of our consolidated fixed-rate mortgages and other indebtedness was $15.9 billion and $14.8 billion as of December 31, 2011 and 2010, respectively. The fair values of these financial instruments and the related discount rate assumptions as of December 31 are summarized as follows:

	2011	2010
Fair value of fixed-rate mortgages and other indebtedness	$17,905	$16,087
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.60%	4.46%

Rentals under Operating Leases	12 Months Ended
Dec. 31, 2011
Rentals under Operating Leases
Rentals under Operating Leases

9.    Rentals under Operating Leases

            Future minimum rentals to be received under non-cancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume as of December 31, 2011 are as follows:

2012	$2,273,866
2013	2,049,321
2014	1,833,426
2015	1,575,756
2016	1,328,790
Thereafter	3,445,759

$12,506,918

            Approximately 0.6% of future minimum rents to be received are attributable to leases with an affiliate of a limited partner in the Operating Partnership.

Equity	12 Months Ended
Dec. 31, 2011
Equity
Equity

10.    Equity

            Our Board of Directors is authorized to reclassify excess common stock into one or more additional classes and series of capital stock, to establish the number of shares in each class or series and to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, and qualifications and terms and conditions of redemption of such class or series, without any further vote or action by the stockholders. The issuance of additional classes or series of capital stock may have the effect of delaying, deferring or preventing a change in control of Simon Property without further action of the stockholders. The ability to issue additional classes or series of capital stock, while providing flexibility in connection with possible acquisitions and other corporate purposes, could have the effect of making it more difficult for a third party to acquire, or of discouraging a third party from acquiring, a majority of our outstanding voting stock.

            Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders, other than for the election of directors. The holders of our Class B common stock have the right to elect up to four members of the Board of Directors. All 8,000 outstanding shares of the Class B common stock are subject to two voting trusts as to which Herbert Simon and David Simon are the trustees. Shares of Class B common stock convert automatically into an equal number of shares of common stock upon the occurrence of certain events and can be converted into shares of common stock at the option of the holders.

Common Stock Issuances

            In 2011, we issued 584,432 shares of common stock to 31 limited partners in exchange for an equal number of units.

            We issued 324,720 shares of common stock related to employee and director stock options exercised during 2011. We used the net proceeds from the option exercises of approximately $9.6 million to acquire additional units. The Operating Partnership used the net proceeds for general business purposes.

            On December 9, 2011, the Operating Partnership issued 73,428 units in connection with the acquisition of a 50% interest in two development properties as discussed in Note 3.

Temporary Equity

            We classify as temporary equity those securities for which there is the possibility that we could be required to redeem the security for cash irrespective of the probability of such a possibility. As a result, we classify one series of preferred units of the Operating Partnership and noncontrolling redeemable interests in properties in temporary equity. Each of these securities is discussed further below.

            Limited Partners' Preferred Interest in the Operating Partnership and Noncontrolling Redeemable Interests in Properties.    The following table summarizes the preferred units of the Operating Partnership and the amount of the noncontrolling redeemable interests in properties as of December 31. The redemption features the preferred units of the Operating Partnership contain provisions which could require us to settle the redemption in cash. As a result, this series of preferred units in the Operating Partnership remains classified outside permanent equity. The remaining interest in a property or portfolio of properties which are redeemable at the option of the holder or in circumstances that may be outside our control, are accounted for as temporary equity. The carrying amount of the noncontrolling interest is adjusted to the redemption amount assuming the instrument is redeemable at the balance sheet date. Changes in the redemption value of the underlying noncontrolling interest are recorded within accumulated deficit. There are no noncontrolling interests redeemable at amounts in excess of fair value.

	2011	2010
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
Other noncontrolling redeemable interests in properties	242,408	59,932

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$267,945	$85,469

            7.50% Cumulative Redeemable Preferred Units.    This series of preferred units accrues cumulative quarterly distributions at a rate of $7.50 annually. The Operating Partnership may redeem the preferred units on or after November 10, 2013, unless there is the occurrence of certain tax triggering events such as death of the initial holder, or the transfer of any units to any person or entity other than the persons or entities entitled to the benefits of the original holder. The redemption price is the liquidation value ($100.00 per preferred unit) plus accrued and unpaid distributions, payable either in cash or fully registered shares of our common stock at our election. In the event of the death of a holder of the preferred units, the occurrence of certain tax triggering events applicable to the holder, or on or after November 10, 2006, the holder may require the Operating Partnership to redeem the preferred units at the same redemption price payable at the option of the Operating Partnership in either cash or shares of common stock.

Permanent Equity

            Preferred Stock.    Dividends on all series of preferred stock are calculated based upon the preferred stock's preferred return multiplied by the preferred stock's corresponding liquidation value. The Operating Partnership pays preferred distributions to us equal to the dividends we pay on the preferred stock issued.

            Series J 8 3/8% Cumulative Redeemable Preferred Stock.    Dividends accrue quarterly at an annual rate of 8 3/8% per share. We can redeem this series, in whole or in part, on or after October 15, 2027 at a redemption price of $50.00 per share, plus accumulated and unpaid dividends. This preferred stock was issued at a premium of $7.5 million. The unamortized premium included in the carrying value of the preferred stock at December 31, 2011 and 2010 was $5.2 million and $5.5 million, respectively.

Other Equity Activity

            Notes Receivable from Former CPI Stockholders.    Notes receivable of $15.8 million from stockholders of an entity we acquired in 1998 are reflected as a deduction from capital in excess of par value in the consolidated statements of equity in the accompanying financial statements. The notes do not bear interest and become due at the time the underlying shares are sold.

            The Simon Property Group 1998 Stock Incentive Plan.    This plan, or the 1998 plan, provides for the grant of equity-based awards in the form of options to purchase shares, stock appreciation rights, restricted stock grants and performance unit awards. Options may be granted which are qualified as "incentive stock options" within the meaning of Section 422 of the Internal Revenue Code and options which are not so qualified. An aggregate of 11,300,000 shares of common stock have been reserved for issuance under the 1998 plan. Additionally, the partnership agreement requires us to sell shares of common stock to the Operating Partnership, at fair value, sufficient to satisfy the exercising of any stock options, and for us to purchase units for cash in an amount equal to the fair market value of such shares. Annual stock incentive programs were approved each year from 2001 until 2009 when no program was established.

            Administration.    The 1998 plan is administered by the Compensation Committee of the Board of Directors, or the Committee. The Committee determines which eligible individuals may participate and the type, extent and terms of the awards to be granted to them. In addition, the Committee interprets the 1998 plan and makes all other determinations deemed advisable for its administration. Options granted to employees become exercisable over the period determined by the Committee. The exercise price of an employee option may not be less than the fair market value of the shares on the date of grant. Employee options generally vest over a three-year period and expire ten years from the date of grant. Since 2001, we have not granted any options to employees, except for a series of reload options we assumed as part of a prior business combination.

            Automatic Awards for Eligible Directors.    Directors who are not also our employees or employees of our affiliates receive automatic awards under the 1998 plan. Until 2003, these awards took the form of stock options. Since then, the awards have been shares of restricted stock. Currently, each eligible director receives on the first day of the first calendar month following his or her initial election an award of restricted stock with a value of $82,500 (pro-rated for partial years of service). Thereafter, as of the date of each annual meeting of stockholders, eligible directors who are re-elected receive an award of restricted stock having a value of $82,500. In addition, eligible directors who serve as chairpersons of the standing committees receive an additional annual award of restricted stock having a value of $10,000 (in the case of the Audit Committee) or $7,500 (in the case of other standing committees). The Lead Independent Director also receives an annual restricted stock award having a value of $12,500. The restricted stock vests in full after one year.

            Once vested, the delivery of the shares of restricted stock (including reinvested dividends) is deferred under our Director Deferred Compensation Plan until the director retires, dies or becomes disabled or otherwise no longer serves as a director. The directors may vote and are entitled to receive dividends on the underlying shares; however, any dividends on the shares of restricted stock must be reinvested in shares of common stock and held in the deferred compensation plan until the shares of restricted stock are delivered to the former director.

            In addition to automatic awards, eligible directors may be granted discretionary awards under the 1998 plan.

  Stock Based Compensation

            On March 16, 2010, the Committee approved three long-term incentive performance programs, or the 2010 LTIP programs, for certain senior executive officers. Awards under the 2010 LTIP programs take the form of LTIP units, a form of limited partnership interest issued by the Operating Partnership. During the performance period, participants are entitled to receive on the LTIP units awarded to them distributions equal to 10% of the regular quarterly distributions paid on a unit of the Operating Partnership. As a result, we account for these LTIP units as participating securities under the two-class method of computing earnings per share. Awarded LTIP units will be considered earned, in whole or in part, depending upon the extent to which the applicable total shareholder return, or TSR, benchmarks, as defined, are achieved during the performance period and, once earned, will become the equivalent of units after a two year service-based vesting period, beginning after the end of the performance period. Awarded LTIP units not earned are forfeited.

            The 2010 LTIP programs have one, two and three year performance periods, which end on December 31, 2010, 2011 and 2012, respectively. During July 2011, the Committee approved a three-year long-term incentive performance program, or the 2011-2013 LTIP program, and awarded LTIP units to certain senior executive officers. The 2011-2013 LTIP program has a three year performance period ending on December 31, 2013. After the end of each performance period, any earned LTIP units will then be subject to service-based vesting over a period of two years. One-half of the earned LTIP units will vest on January 1 of each of the second and third years following the end of the applicable performance period, subject to the participant maintaining employment with us through those dates.

            The 2010 LTIP program awards have an aggregate grant date fair value, adjusted for estimated forfeitures, of $7.2 million for the one-year program, $14.8 million for the two-year program and $23.0 million for the three-year program. The 2011-2013 LTIP program awards have an aggregate grant date fair value of $35.0 million, adjusted for estimated forfeitures. Grant date fair values were estimated based upon the results of a Monte Carlo model, and the resulting expense will be recorded regardless of whether the TSR benchmarks are achieved. The grant date fair values are being amortized into expense over the period from the grant date to the date at which the awards, if any, become vested. In 2011, the Committee determined that 133,673 LTIP units were earned under the one-year 2010 LTIP program and, pursuant to the award agreements, will vest in two equal installments in 2012 and 2013.

            On July 6, 2011, in connection with the execution of an employment agreement, the Committee granted David Simon, our Chairman and CEO, a retention award in the form of a new series of 1,000,000 LTIP units. The retention award vests in one-third increments on July 5th of 2017, 2018 and 2019, subject to continued employment. The grant date fair value of the retention award was $120.3 million which is being recognized as expense over the eight-year vesting period on a straight-line basis.

            Restricted Stock.    The 1998 plan also provides for shares of restricted stock to be granted to certain employees at no cost to those employees, subject to achievement of certain financial and return-based performance measures established by the Committee related to the most recent year's performance. Once granted, the shares of restricted stock then vest annually over a four-year period (25% each year) beginning on January 1 of each year. The cost of restricted stock grants, which is based upon the stock's fair market value on the grant date, is charged to earnings ratably over the vesting period. Through December 31, 2011 a total of 5,226,247 shares of restricted stock, net of forfeitures, have been awarded under the plan. Information regarding restricted stock awards is summarized in the following table for each of the years presented:

	For the Year Ended December 31,
	2011	2010	2009
Restricted stock shares awarded during the year, net of forfeitures	116,885	116,726	254,227
Weighted average fair value of shares granted during the year	$110.12	$85.17	$29.44
Amortization expense	$14,018	$16,839	$22,870

            Stock Options.    Information relating to employee options from December 31, 2008 through December 31, 2011 is as follows:

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2008	724,632	$30.18

Granted	—	—
Exercised	(181,850)	25.52
Forfeited	(37,100)	70.73

Shares under option at December 31, 2009	505,682	$28.88

Granted	—	—
Exercised, none were forfeited during the period	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Granted	—	—
Exercised, none were forfeited during the period	(324,720)	29.61

Shares under option at December 31, 2011	2,279	$50.17

            All 2,279 options outstanding at December 31, 2011, have an exercise price of $50.17 and a weighted average life of 2.17 years.

            No stock options were granted to any non-employee director and there were no stock options previously awarded to non-employee directors that were outstanding from December 31, 2008 through December 31, 2011.

            We also maintain a tax-qualified retirement 401(k) savings plan and offer no other postretirement or post employment benefits to our employees.

Exchange Rights

            Limited partners in the Operating Partnership have the right to exchange all or any portion of their units for shares of common stock on a one-for-one basis or cash, as determined by the Board of Directors. The amount of cash to be paid if the exchange right is exercised and the cash option is selected will be based on the trading price of our common stock at that time. At December 31, 2011, we had reserved 61,668,104 shares of common stock for possible issuance upon the exchange of units, stock options, and Class B common stock and certain convertible preferred stock.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

11.    Commitments and Contingencies

Litigation

            We are involved from time-to-time in various legal proceedings that arise in the ordinary course of our business, including, but not limited to commercial disputes, environmental matters, and litigation in connection with transactions including acquisitions and divestitures. We believe that such litigation, claims and administrative proceedings will not have a material adverse impact on our financial position or our results of operations. We record a liability when a loss is considered probable and the amount can be reasonably estimated.

Lease Commitments

            As of December 31, 2011, a total of 32 of the consolidated properties are subject to ground leases. The termination dates of these ground leases range from 2013 to 2090. These ground leases generally require us to make fixed annual rental payments, or a fixed annual rental plus a percentage rent component based upon the revenues or total sales of the property. Some of these leases also include escalation clauses and renewal options. We incurred ground lease expense included in other expense as follows:

	For the Year Ended December 31,
	2011	2010	2009
Ground lease expense	$42,284	$36,750	$32,086

            Future minimum lease payments due under these ground leases for years ending December 31, excluding applicable extension options, are as follows:

2012	$26,193
2013	26,627
2014	26,593
2015	27,272
2016	27,442
Thereafter	851,184

$985,311

Insurance

            We maintain insurance coverage with third party carriers who provide a portion of the coverage for specific layers of potential losses including commercial general liability, fire, flood, extended coverage and rental loss insurance on all of our properties in the United States. The initial portion of coverage not provided by third party carriers is either insured through our wholly-owned captive insurance companies, Rosewood Indemnity, Ltd. and Bridgewood Insurance Company, Ltd., or other financial arrangements controlled by us. The third party carrier has, in turn, agreed to provide evidence of coverage for this layer of losses under the terms and conditions of the carrier's policy. A similar policy written through our captive insurance entities also provides initial coverage for property insurance and certain windstorm risks at the properties located in coastal windstorm locations.

            We currently maintain insurance coverage against acts of terrorism on all of our properties in the United States on an "all risk" basis in the amount of up to $1 billion. The current federal laws which provide this coverage are expected to operate through 2014. Despite the existence of this insurance coverage, any threatened or actual terrorist attacks where we operate could adversely affect our property values, revenues, consumer traffic and tenant sales.

Guarantees of Indebtedness

            Joint venture debt is the liability of the joint venture and is typically secured by the joint venture property, which is non-recourse to us. As of December 31, 2011 and 2010, the Operating Partnership guaranteed joint venture related mortgage or other indebtedness of $30.2 million and $60.7 million, respectively. Mortgages which are guaranteed by us are secured by the property of the joint venture and that property could be sold in order to satisfy the outstanding obligation.

Concentration of Credit Risk

            We are subject to risks incidental to the ownership and operation of commercial real estate. These risks include, among others, the risks normally associated with changes in the general economic climate, trends in the retail industry, creditworthiness of tenants, competition for tenants and customers, changes in tax laws, interest rate and foreign currency levels, the availability of financing, and potential liability under environmental and other laws. Our regional malls, Premium Outlets, The Mills, and community/lifestyle centers rely heavily upon anchor tenants like most retail properties. Four retailers occupied 516 of the approximately 1,323 anchor stores in the properties as of December 31, 2011. An affiliate of one of these retailers is a limited partner in the Operating Partnership. Further, all material operations are within the United States and no customer or tenant comprises more than 10% of consolidated revenues.

Limited Life Partnerships

            We are the controlling partner in several consolidated partnerships that have a limited life. We estimated the settlement values of these noncontrolling interests as of December 31, 2011 and 2010 as approximately $140 million and $135 million, respectively. The settlement values are based on the estimated fair values upon a hypothetical liquidation of the partnership interests and estimated yield maintenance or prepayment penalties associated with the payment to settle any underlying secured mortgage debt.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

12.    Related Party Transactions

            Our management company provides management, insurance, and other services to Melvin Simon & Associates, Inc., a related party, and other non-owned properties. Amounts for services provided by our management company and its affiliates to our unconsolidated joint ventures and other related parties were as follows:

	For the Year Ended December 31,
	2011	2010	2009
Amounts charged to unconsolidated joint ventures	$125,306	$118,905	$120,866
Amounts charged to properties owned by related parties	4,353	4,308	4,522

            During 2011, 2010 and 2009, we recorded interest income of $9.8 million, $9.9 million and $9.3 million respectively, and financing fee income of $1.0 million, $0.9 million and $3.7 million, respectively, net of inter-entity eliminations, related to the loans that we have provided to Mills and SPG-FCM and lending financing services to those entities and the properties in which they hold an ownership interest.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

13.    Quarterly Financial Data (Unaudited)

            Quarterly 2011 and 2010 data is summarized in the table below. Quarterly amounts may not equal annual amounts due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Total revenue	$1,019,874	$1,040,861	$1,074,360	$1,171,337
Operating income	450,890	467,572	483,598	533,082
Consolidated income from continuing operations	219,666	250,522	333,781	441,931
Net income available to common stockholders	179,412	205,121	274,000	362,929
Net income per share — Basic	0.61	0.70	0.93	1.24
Net income per share — Diluted	0.61	0.70	0.93	1.24
Weighted average shares outstanding	293,080,205	293,367,771	293,735,663	293,821,920
Diluted weighted average shares outstanding	293,290,496	293,402,353	293,758,135	293,832,555
2010
Total revenue	$925,071	$933,566	$979,275	$1,119,718
Operating income	426,916	415,467	397,794	504,062
Consolidated income from continuing operations	20,754	185,152	280,532	267,076
Net income available to common stockholders	9,373	152,504	230,624	217,923
Net income per share — Basic	$0.03	$0.52	$0.79	$0.74
Net income per share — Diluted	$0.03	$0.52	$0.79	$0.74
Weighted average shares outstanding	286,124,631	292,323,804	292,830,418	292,931,101
Diluted weighted average shares outstanding	286,438,373	292,613,735	293,089,128	293,160,767

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

14.    Subsequent Events

            At December 31, 2011, we had a 49.0% ownership interest in GCI which owned 45 properties located in Italy. On January 9, 2012, we sold our entire ownership interest in GCI to our venture partner, Auchan S.A. The aggregate cash we received related to the sale of our interest in GCI was $378.0 million. We expect to record a gain on the sale in the first quarter of 2012.

Schedule III -- Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III -- Real Estate and Accumulated Depreciation
Schedule III -- Real Estate and Accumulated Depreciation

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2011
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Regional Malls
Anderson Mall	Anderson, SC	$26,203	$1,712	$15,227	$851	$20,602	$2,563	$35,829	$38,392	$15,506	1972
Arsenal Mall	Watertown (Boston), MA	709	14,714	47,680	—	8,702	14,714	56,382	71,096	19,469	1999 (4)
Bangor Mall	Bangor, ME	80,000	5,478	59,740	—	9,810	5,478	69,550	75,028	24,488	2004 (5)
Barton Creek Square	Austin, TX	—	2,903	20,929	7,983	63,147	10,886	84,076	94,962	47,203	1981
Battlefield Mall	Springfield, MO	88,930	3,919	27,231	3,000	62,067	6,919	89,298	96,217	54,855	1970
Bay Park Square	Green Bay, WI	—	6,358	25,623	4,133	24,641	10,491	50,264	60,755	23,146	1980
Bowie Town Center	Bowie (Washington, D.C.), MD	—	2,710	65,044	235	6,089	2,945	71,133	74,078	27,731	2001
Boynton Beach Mall	Boynton Beach (Miami), FL	—	22,240	78,804	4,666	25,150	26,906	103,954	130,860	44,006	1985
Brea Mall	Brea (Los Angeles), CA	—	39,500	209,202	—	25,731	39,500	234,933	274,433	89,797	1998 (4)
Broadway Square	Tyler, TX	—	11,306	32,431	—	22,674	11,306	55,105	66,411	25,541	1994 (4)
Brunswick Square	East Brunswick (New York), NJ	79,611	8,436	55,838	—	29,374	8,436	85,212	93,648	40,645	1973
Burlington Mall	Burlington (Boston), MA	—	46,600	303,618	19,600	93,602	66,200	397,220	463,420	135,790	1998 (4)
Castleton Square	Indianapolis, IN	—	26,250	98,287	7,434	72,100	33,684	170,387	204,071	69,658	1972
Charlottesville Fashion Square	Charlottesville, VA	—	—	54,738	—	14,483	—	69,221	69,221	29,049	1997 (4)
Chautauqua Mall	Lakewood, NY	—	3,257	9,641	—	16,453	3,257	26,094	29,351	13,591	1971
Chesapeake Square	Chesapeake (Virginia Beach), VA	67,767	11,534	70,461	—	20,070	11,534	90,531	102,065	46,098	1989
Cielo Vista Mall	El Paso, TX	—	1,005	15,262	608	47,278	1,613	62,540	64,153	35,825	1974
College Mall	Bloomington, IN	—	1,003	16,245	720	43,566	1,723	59,811	61,534	29,860	1965
Columbia Center	Kennewick, WA	—	17,441	66,580	—	24,549	17,441	91,129	108,570	37,199	1987
Copley Place	Boston, MA	—	—	378,045	—	95,740	—	473,785	473,785	133,769	2002 (4)
Coral Square	Coral Springs (Miami), FL	—	13,556	93,630	—	16,539	13,556	110,169	123,725	59,346	1984
Cordova Mall	Pensacola, FL	—	18,626	73,091	7,321	53,881	25,947	126,972	152,919	41,085	1998 (4)
Cottonwood Mall	Albuquerque, NM	—	10,122	69,958	—	5,464	10,122	75,422	85,544	37,564	1996
DeSoto Square	Bradenton, FL	62,409	9,011	52,675	—	7,156	9,011	59,831	68,842	26,694	1973
Domain, The	Austin, TX	207,113	45,152	197,010	—	137,126	45,152	334,136	379,288	51,764	2005
Edison Mall	Fort Myers, FL	—	11,529	107,350	—	30,027	11,529	137,377	148,906	52,348	1997 (4)
Empire Mall	Sioux Falls, SD	176,300	32,921	213,865	—	—	32,921	213,865	246,786	—	1998 (5) (6)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Fashion Mall at Keystone, The	Indianapolis, IN	—	—	120,579	—	50,980	—	171,559	171,559	67,300	1997 (4)
Firewheel Town Center	Garland (Dallas), TX	—	8,636	82,716	—	26,546	8,636	109,262	117,898	29,504	2004
Forest Mall	Fond Du Lac, WI	15,557	721	4,491	—	8,844	721	13,335	14,056	8,444	1973
Forum Shops at Caesars, The	Las Vegas, NV	—	—	276,567	—	210,525	—	487,092	487,092	156,930	1992
Great Lakes Mall	Mentor (Cleveland), OH	—	12,302	100,362	—	18,651	12,302	119,013	131,315	50,595	1961
Greenwood Park Mall	Greenwood (Indianapolis), IN	78,354	2,423	23,445	5,253	116,036	7,676	139,481	147,157	58,401	1979
Gulf View Square	Port Richey (Tampa), FL	—	13,690	39,991	1,688	18,046	15,378	58,037	73,415	26,088	1980
Haywood Mall	Greenville, SC	—	11,585	133,893	6	20,472	11,591	154,365	165,956	72,559	1998 (4)
Independence Center	Independence (Kansas City), MO	200,000	5,042	45,798	—	33,884	5,042	79,682	84,724	36,323	1994 (4)
Ingram Park Mall	San Antonio, TX	143,935	733	17,163	73	22,327	806	39,490	40,296	23,746	1979
Irving Mall	Irving (Dallas), TX	—	6,737	17,479	2,533	38,488	9,270	55,967	65,237	34,513	1971
Jefferson Valley Mall	Yorktown Heights (New York), NY	—	4,868	30,304	—	27,025	4,868	57,329	62,197	32,682	1983
King of Prussia—The Court & The Plaza	King of Prussia (Philadelphia), PA	154,583	169,828	1,172,806	—	9,557	169,828	1,182,363	1,352,191	15,016	2003(5) (6)
Knoxville Center	Knoxville, TN	—	5,006	21,617	3,712	34,253	8,718	55,870	64,588	32,405	1984
La Plaza Mall	McAllen, TX	—	1,375	9,828	6,569	41,296	7,944	51,124	59,068	25,709	1976
Laguna Hills Mall	Laguna Hills (Los Angeles), CA	—	27,928	55,446	—	13,581	27,928	69,027	96,955	28,019	1997 (4)
Lakeline Mall	Cedar Park (Austin), TX	—	10,088	81,568	14	16,256	10,102	97,824	107,926	43,262	1995
Lenox Square	Atlanta, GA	—	38,058	492,411	—	67,439	38,058	559,850	597,908	206,544	1998 (4)
Lima Mall	Lima, OH	—	7,659	35,338	—	12,099	7,659	47,437	55,096	22,969	1965
Lincolnwood Town Center	Lincolnwood (Chicago), IL	—	7,834	63,480	—	7,875	7,834	71,355	79,189	41,266	1990
Lindale Mall	Cedar Rapids, IA	—	13,763	69,175	—	—	13,763	69,175	82,938	—	1998 (5) (6)
Livingston Mall	Livingston (New York), NJ	—	22,214	105,250	—	40,288	22,214	145,538	167,752	50,412	1998 (4)
Longview Mall	Longview, TX	—	259	3,567	124	8,485	383	12,052	12,435	6,717	1978
Mall at Chestnut Hill, The	Chestnut Hill (Boston), MA	—	449	24,615	—	2,320	449	26,935	27,384	2,437	2002 (5)
Mall of Georgia	Buford (Atlanta), GA	—	47,492	326,633	—	4,732	47,492	331,365	378,857	102,120	1999 (5)
Maplewood Mall	St. Paul (Minneapolis), MN	—	17,119	80,758	—	23,538	17,119	104,296	121,415	30,853	2002 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Markland Mall	Kokomo, IN	20,598	—	7,568	—	15,835	—	23,403	23,403	11,080	1968
McCain Mall	N. Little Rock, AR	—	—	9,515	10,530	12,417	10,530	21,932	32,462	7,008	1973
Melbourne Square	Melbourne, FL	—	15,762	55,891	4,160	28,058	19,922	83,949	103,871	33,683	1982
Menlo Park Mall	Edison (New York), NJ	—	65,684	223,252	—	40,685	65,684	263,937	329,621	109,811	1997 (4)
Mesa Mall	Grand Junction, CO	87,250	12,965	89,235	—	—	12,965	89,235	102,200	—	1998 (5) (6)
Midland Park Mall	Midland, TX	30,071	687	9,213	—	20,626	687	29,839	30,526	15,990	1980
Miller Hill Mall	Duluth, MN	—	2,965	18,092	—	30,347	2,965	48,439	51,404	33,798	1973
Montgomery Mall	North Wales (Philadelphia), PA	84,226	27,105	86,915	2,279	27,580	29,384	114,495	143,879	34,557	2004 (5)
Muncie Mall	Muncie, IN	—	172	5,776	52	27,145	224	32,921	33,145	18,379	1970
North East Mall	Hurst (Dallas), TX	—	128	12,966	19,010	151,863	19,138	164,829	183,967	77,985	1971
Northfield Square Mall	Bourbonnais, IL	26,758	362	53,396	—	3,014	362	56,410	56,772	35,934	2004 (5)
Northgate Mall	Seattle, WA	—	24,369	115,992	—	92,530	24,369	208,522	232,891	74,534	1987
Northlake Mall	Atlanta, GA	—	33,400	98,035	—	4,508	33,400	102,543	135,943	62,644	1998 (4)
Northwoods Mall	Peoria, IL	—	1,185	12,779	2,372	37,947	3,557	50,726	54,283	30,149	1983
Oak Court Mall	Memphis, TN	—	15,673	57,304	—	9,306	15,673	66,610	82,283	29,010	1997 (4)
Ocean County Mall	Toms River (New York), NJ	—	20,404	124,945	—	27,642	20,404	152,587	172,991	56,390	1998 (4)
Orange Park Mall	Orange Park (Jacksonville), FL	—	12,998	65,121	—	40,745	12,998	105,866	118,864	47,950	1994 (4)
Orland Square	Orland Park (Chicago), IL	—	35,514	129,906	—	25,993	35,514	155,899	191,413	65,865	1997 (4)
Oxford Valley Mall	Langhorne (Philadelphia), PA	69,956	24,544	100,287	2,279	9,208	26,823	109,495	136,318	57,913	2003 (4)
Paddock Mall	Ocala, FL	—	11,198	39,727	—	20,296	11,198	60,023	71,221	22,568	1980
Penn Square Mall	Oklahoma City, OK	97,500	2,043	155,958	—	34,895	2,043	190,853	192,896	76,751	2002 (4)
Pheasant Lane Mall	Nashua, NH	—	3,902	155,068	550	39,137	4,452	194,205	198,657	62,658	2004 (5)
Phipps Plaza	Atlanta, GA	—	16,725	210,610	2,225	31,392	18,950	242,002	260,952	91,246	1998 (4)
Plaza Carolina	Carolina (San Juan), PR	183,229	15,493	279,560	—	36,616	15,493	316,176	331,669	76,061	2004 (4)
Port Charlotte Town Center	Port Charlotte, FL	47,749	5,471	58,570	—	15,117	5,471	73,687	79,158	34,951	1989
Prien Lake Mall	Lake Charles, LA	—	1,842	2,813	3,091	39,145	4,933	41,958	46,891	21,663	1972

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Richmond Town Square	Richmond Heights (Cleveland), OH	42,238	2,600	12,112	—	57,013	2,600	69,125	71,725	46,563	1966
River Oaks Center	Calumet City (Chicago), IL	—	30,560	101,224	—	10,576	30,560	111,800	142,360	46,226	1997 (4)
Rockaway Townsquare	Rockaway (New York), NJ	—	41,918	212,257	—	36,773	41,918	249,030	290,948	89,794	1998 (4)
Rolling Oaks Mall	San Antonio, TX	—	1,929	38,609	—	13,129	1,929	51,738	53,667	28,721	1988
Roosevelt Field	Garden City (New York), NY	—	163,160	702,008	48	42,377	163,208	744,385	907,593	278,858	1998 (4)
Ross Park Mall	Pittsburgh, PA	—	23,541	90,203	—	83,671	23,541	173,874	197,415	73,342	1986
Rushmore Mall	Rapid City, SD	94,000	18,325	77,805	—	—	18,325	77,805	96,130	—	1998 (5) (6)
Santa Rosa Plaza	Santa Rosa, CA	—	10,400	87,864	—	12,845	10,400	100,709	111,109	39,074	1998 (4)
Shops at Mission Viejo, The	Mission Viejo (Los Angeles), CA	—	9,139	54,445	7,491	148,510	16,630	202,955	219,585	90,915	1979
South Hills Village	Pittsburgh, PA	—	23,445	125,840	2,945	27,124	26,390	152,964	179,354	59,428	1997 (4)
South Shore Plaza	Braintree (Boston), MA	—	101,200	301,495	—	152,415	101,200	453,910	555,110	133,117	1998 (4)
Southern Hills Mall	Sioux City, IA	101,500	18,069	84,545	—	—	18,069	84,545	102,614	—	1998 (5) (6)
Southern Park Mall	Youngstown, OH	—	16,982	77,767	97	25,729	17,079	103,496	120,575	47,674	1970
SouthPark	Charlotte, NC	193,925	42,092	188,055	100	167,489	42,192	355,544	397,736	117,954	2002 (4)
St. Charles Towne Center	Waldorf (Washington, D.C.), MD	—	7,710	52,934	1,180	28,473	8,890	81,407	90,297	41,524	1990
Stanford Shopping Center	Palo Alto (San Francisco), CA	240,000	—	339,537	—	8,349	—	347,886	347,886	89,783	2003 (4)
Summit Mall	Akron, OH	65,000	15,374	51,137	—	42,520	15,374	93,657	109,031	37,076	1965
Sunland Park Mall	El Paso, TX	30,789	2,896	28,900	—	8,379	2,896	37,279	40,175	23,284	1988
Tacoma Mall	Tacoma (Seattle), WA	—	37,803	125,826	—	82,120	37,803	207,946	245,749	77,443	1987
Tippecanoe Mall	Lafayette, IN	—	2,897	8,439	5,517	44,933	8,414	53,372	61,786	35,941	1973
Town Center at Aurora	Aurora (Denver), CO	—	9,959	56,832	6	56,938	9,965	113,770	123,735	49,312	1998 (4)
Town Center at Boca Raton	Boca Raton (Miami), FL	—	64,200	307,317	—	161,094	64,200	468,411	532,611	167,933	1998 (4)
Town Center at Cobb	Kennesaw (Atlanta), GA	280,000	32,355	158,225	—	15,155	32,355	173,380	205,735	64,854	1998 (5)
Towne East Square	Wichita, KS	—	8,525	18,479	4,095	42,323	12,620	60,802	73,422	35,394	1975
Towne West Square	Wichita, KS	50,644	972	21,203	61	12,789	1,033	33,992	35,025	21,230	1980
Treasure Coast Square	Jensen Beach, FL	—	11,124	72,990	3,067	36,452	14,191	109,442	123,633	47,221	1987
Tyrone Square	St. Petersburg (Tampa), FL	—	15,638	120,962	—	30,431	15,638	151,393	167,031	65,514	1972
University Park Mall	Mishawaka (South Bend), IN	—	16,768	112,158	7,000	50,509	23,768	162,667	186,435	108,137	1996 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Upper Valley Mall	Springfield, OH	45,541	8,421	38,745	—	10,751	8,421	49,496	57,917	21,858	1979
Valle Vista Mall	Harlingen, TX	40,000	1,398	17,159	329	20,684	1,727	37,843	39,570	20,995	1983
Virginia Center Commons	Glen Allen, VA	—	9,764	50,547	4,149	11,923	13,913	62,470	76,383	24,287	1991
Walt Whitman Shops	Huntington Station (New York), NY	119,489	51,700	111,258	3,789	46,100	55,489	157,358	212,847	70,169	1998 (4)
Washington Square	Indianapolis, IN	26,932	6,319	36,495	—	11,345	6,319	47,840	54,159	43,584	1974
West Ridge Mall	Topeka, KS	66,695	5,453	34,132	1,168	23,221	6,621	57,353	63,974	29,142	1988
Westminster Mall	Westminster (Los Angeles), CA	—	43,464	84,709	—	31,961	43,464	116,670	160,134	43,589	1998 (4)
White Oaks Mall	Springfield, IL	50,000	3,024	35,692	2,102	41,889	5,126	77,581	82,707	34,331	1977
Wolfchase Galleria	Memphis, TN	225,000	15,881	128,276	—	10,708	15,881	138,984	154,865	59,675	2002 (4)
Woodland Hills Mall	Tulsa, OK	95,081	34,211	187,123	—	14,143	34,211	201,266	235,477	76,438	2004 (5)
Premium Outlets
Albertville Premium Outlets	Albertville (Minneapolis), MN	—	3,900	97,059	—	4,718	3,900	101,777	105,677	30,362	2004 (4)
Allen Premium Outlets	Allen (Dallas), TX	—	13,855	43,687	97	15,850	13,952	59,537	73,489	21,006	2004 (4)
Aurora Farms Premium Outlets	Aurora (Cleveland), OH	—	2,370	24,326	—	3,377	2,370	27,703	30,073	15,442	2004 (4)
Birch Run Premium Outlets	Birch Run, MI	107,578	11,560	77,856	—	1,250	11,560	79,106	90,666	6,039	2010 (4)
Calhoun Premium Outlets	Calhoun, GA	20,678	1,745	12,529	—	155	1,745	12,684	14,429	2,197	2010 (4)
Camarillo Premium Outlets	Camarillo (Los Angeles), CA	—	16,670	224,721	482	63,310	17,152	288,031	305,183	66,533	2004 (4)
Carlsbad Premium Outlets	Carlsbad (San Diego), CA	—	12,890	184,990	96	2,457	12,986	187,447	200,433	44,793	2004 (4)
Carolina Premium Outlets	Smithfield, NC	18,674	3,175	59,863	—	3,803	3,175	63,666	66,841	22,172	2004 (4)
Chicago Premium Outlets	Aurora (Chicago), IL	—	659	118,005	—	4,137	659	122,142	122,801	38,735	2004 (4)
Cincinnati Premium Outlets	Monroe (Cincinnati), OH	—	14,117	71,520	—	4,219	14,117	75,739	89,856	9,350	2008
Clinton Crossing Premium Outlets	Clinton, CT	—	2,060	107,556	1,532	1,980	3,592	109,536	113,128	31,210	2004 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Columbia Gorge Premium Outlets	Troutdale (Portland), OR	—	7,900	16,492	—	2,327	7,900	18,819	26,719	8,334	2004 (4)
Desert Hills Premium Outlets	Cabazon (Palm Springs), CA	—	3,440	338,679	—	5,574	3,440	344,253	347,693	78,344	2004 (4)
Edinburgh Premium Outlets	Edinburgh (Indianapolis), IN	—	2,857	47,309	—	13,020	2,857	60,329	63,186	20,254	2004 (4)
Ellenton Premium Outlets	Ellenton (Tampa), FL	106,062	15,807	182,412	—	2,082	15,807	184,494	200,301	15,217	2010 (4)
Folsom Premium Outlets	Folsom (Sacramento), CA	—	9,060	50,281	—	2,882	9,060	53,163	62,223	19,429	2004 (4)
Gaffney Premium Outlets	Gaffney, SC	37,527	4,056	32,371	—	—	4,056	32,371	36,427	2,932	2010 (4)
Gilroy Premium Outlets	Gilroy (San Jose), CA	—	9,630	194,122	—	8,479	9,630	202,601	212,231	55,457	2004 (4)
Grove City Premium Outlets	Grove City, PA	114,505	6,421	121,880	—	394	6,421	122,274	128,695	10,748	2010 (4)
Gulfport Premium Outlets	Gulfport, MS	25,546	—	27,949	—	399	—	28,348	28,348	2,767	2010 (4)
Hagerstown Premium Outlets	Hagerstown, MD	90,390	3,576	85,883	—	39	3,576	85,922	89,498	6,565	2010 (4)
Houston Premium Outlets	Cypress (Houston), TX	—	20,871	69,350	—	49,244	20,871	118,594	139,465	17,018	2007
Jackson Premium Outlets	Jackson (New York), NJ	—	6,413	104,013	3	4,285	6,416	108,298	114,714	26,123	2004 (4)
Jersey Shore Premium Outlets	Tinton Falls (New York), NJ	71,055	16,141	50,979	—	73,522	16,141	124,501	140,642	18,862	2007
Johnson Creek Premium Outlets	Johnson Creek, WI	—	2,800	39,546	—	5,660	2,800	45,206	48,006	12,393	2004 (4)
Kittery Premium Outlets	Kittery, ME	43,556	11,832	94,994	—	6,210	11,832	101,204	113,036	21,876	2004 (4)
Las Americas Premium Outlets	San Diego, CA	180,000	45,168	251,878	—	4,596	45,168	256,474	301,642	32,702	2007 (4)
Las Vegas Premium Outlets—South	Las Vegas, NV	—	13,085	160,777	—	19,838	13,085	180,615	193,700	35,960	2004 (4)
Las Vegas Premium Outlets—North	Las Vegas, NV	—	25,435	134,973	450	66,672	25,885	201,645	227,530	50,917	2004 (4)
Lebanon Premium Outlets	Lebanon (Nashville), TN	15,706	1,758	10,189	—	247	1,758	10,436	12,194	1,176	2010 (4)
Lee Premium Outlets	Lee, MA	51,619	9,167	52,212	—	553	9,167	52,765	61,932	4,872	2010 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Leesburg Corner Premium Outlets	Leesburg (Washington D.C.), VA	—	7,190	162,023	—	4,087	7,190	166,110	173,300	48,864	2004 (4)
Liberty Village Premium Outlets	Flemington (New York), NJ	—	5,670	28,904	—	2,104	5,670	31,008	36,678	13,529	2004 (4)
Lighthouse Place Premium Outlets	Michigan City, IN	88,623	6,630	94,138	—	6,923	6,630	101,061	107,691	33,939	2004 (4)
Napa Premium Outlets	Napa, CA	—	11,400	45,023	—	1,996	11,400	47,019	58,419	14,536	2004 (4)
North Bend Premium Outlets	North Bend (Seattle), WA	—	2,143	36,197	—	2,387	2,143	38,584	40,727	9,098	2004 (4)
North Georgia Premium Outlets	Dawsonville (Atlanta), GA	—	4,300	132,325	—	1,563	4,300	133,888	138,188	37,490	2004 (4)
Orlando Premium Outlets—International Dr	Orlando, FL	—	32,727	472,815	—	814	32,727	473,629	506,356	25,646	2010 (4)
Orlando Premium Outlets—Vineland Ave	Orlando, FL	—	14,040	304,410	15,855	46,615	29,895	351,025	380,920	74,954	2004 (4)
Osage Beach Premium Outlets	Osage Beach, MO	—	9,460	85,804	—	4,789	9,460	90,593	100,053	27,758	2004 (4)
Petaluma Village Premium Outlets	Petaluma, CA	—	13,322	13,710	—	—	13,322	13,710	27,032	7,791	2004 (4)
Philadelphia Premium Outlets	Limerick (Philadelphia), PA	190,000	16,676	105,249	—	15,518	16,676	120,767	137,443	25,853	2006
Pismo Beach Premium Outlets	Pismo Beach, CA	33,850	4,317	19,044	—	812	4,317	19,856	24,173	2,499	2010 (4)
Pleasant Prairie Premium Outlets	Pleasant Prairie, WI	97,893	16,823	126,686	—	1,896	16,823	128,582	145,405	8,663	2010 (4)
Puerto Rico Premium Outlets	Barceloneta, PR	73,364	20,586	114,021	—	1,288	20,586	115,309	135,895	8,382	2010 (4)
Queenstown Premium Outlets	Queenstown (Baltimore), MD	66,150	8,129	61,950	—	150	8,129	62,100	70,229	4,716	2010 (4)
Rio Grande Valley Premium Outlets	Mercedes (McAllen), TX	—	12,229	41,547	—	32,873	12,229	74,420	86,649	20,133	2005
Round Rock Premium Outlets	Round Rock (Austin), TX	—	21,977	82,252	—	1,316	21,977	83,568	105,545	24,683	2005
San Marcos Premium Outlets	San Marcos, TX	145,231	13,180	287,179	—	1,034	13,180	288,213	301,393	15,826	2010 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Seattle Premium Outlets	Tulalip (Seattle), WA	—	—	103,722	—	17,967	—	121,689	121,689	31,497	2004 (4)
St. Augustine Premium Outlets	St. Augustine (Jacksonville), FL	—	6,090	57,670	2	7,768	6,092	65,438	71,530	21,643	2004 (4)
The Crossings Premium Outlets	Tannersville, PA	49,253	7,720	172,931	—	10,228	7,720	183,159	190,879	44,730	2004 (4)
Vacaville Premium Outlets	Vacaville, CA	—	9,420	84,850	—	9,146	9,420	93,996	103,416	31,595	2004 (4)
Waikele Premium Outlets	Waipahu (Honolulu), HI	—	22,630	77,316	—	3,096	22,630	80,412	103,042	25,022	2004 (4)
Waterloo Premium Outlets	Waterloo, NY	72,822	3,230	75,277	—	6,735	3,230	82,012	85,242	27,125	2004 (4)
Williamsburg Premium Outlets	Williamsburg, VA	104,427	10,323	223,789	—	349	10,323	224,138	234,461	12,719	2010 (4)
Woodbury Common Premium Outlets	Central Valley (New York), NY	—	11,110	862,559	1,658	7,302	12,768	869,861	882,629	203,885	2004 (4)
Wrentham Village Premium Outlets	Wrentham (Boston), MA	—	4,900	282,031	—	7,729	4,900	289,760	294,660	74,409	2004 (4)
Community/Lifestyle Centers
ABQ Uptown	Albuquerque, NM	—	6,374	75,333	—	—	6,374	75,333	81,707	1,471	2011 (4)
Arboretum	Austin, TX	—	7,640	36,774	71	9,664	7,711	46,438	54,149	17,869	1998 (4)
Bloomingdale Court	Bloomingdale (Chicago), IL	25,923	8,748	26,184	—	12,067	8,748	38,251	46,999	19,220	1987
Charles Towne Square	Charleston, SC	—	—	1,768	370	10,636	370	12,404	12,774	8,311	1976
Chesapeake Center	Chesapeake (Virginia Beach), VA	—	5,352	12,279	—	871	5,352	13,150	18,502	7,937	1989
Countryside Plaza	Countryside (Chicago), IL	—	332	8,507	2,554	9,711	2,886	18,218	21,104	8,962	1977
Dare Centre	Kill Devil Hills, NC	1,555	—	5,702	—	189	—	5,891	5,891	1,714	2004 (4)
DeKalb Plaza	King of Prussia (Philadelphia), PA	2,676	1,955	3,405	—	1,135	1,955	4,540	6,495	2,093	2003 (4)
Empire East	Sioux Falls, SD	—	3,023	10,420	—	—	3,023	10,420	13,443	—	1998 (5) (6)
Forest Plaza	Rockford, IL	18,391	4,132	16,818	453	11,901	4,585	28,719	33,304	12,103	1985
Gateway Center	Austin, TX	—	24,549	81,437	—	10,231	24,549	91,668	116,217	27,700	2004 (4)
Great Lakes Plaza	Mentor (Cleveland), OH	—	1,028	2,025	—	3,793	1,028	5,818	6,846	1,952	1976

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Greenwood Plus	Greenwood (Indianapolis), IN	—	1,129	1,792	—	4,367	1,129	6,159	7,288	3,260	1979
Henderson Square	King of Prussia (Philadelphia), PA	13,948	4,223	15,124	—	756	4,223	15,880	20,103	3,875	2003 (4)
Highland Lakes Center	Orlando, FL	—	7,138	25,284	—	2,020	7,138	27,304	34,442	17,752	1991
Ingram Plaza	San Antonio, TX	—	421	1,802	4	57	425	1,859	2,284	1,305	1980
Keystone Shoppes	Indianapolis, IN	—	—	4,232	—	1,144	—	5,376	5,376	2,131	1997 (4)
Lake Plaza	Waukegan (Chicago), IL	—	2,487	6,420	—	1,005	2,487	7,425	9,912	4,015	1986
Lake View Plaza	Orland Park (Chicago), IL	15,751	4,702	17,543	—	12,545	4,702	30,088	34,790	15,218	1986
Lakeline Plaza	Cedar Park (Austin), TX	17,229	5,822	30,875	—	6,918	5,822	37,793	43,615	16,180	1998
Lima Center	Lima, OH	—	1,781	5,151	—	6,988	1,781	12,139	13,920	5,788	1978
Lincoln Crossing	O'Fallon (St. Louis), IL	—	674	2,192	—	807	674	2,999	3,673	1,455	1990
Lincoln Plaza	King of Prussia (Philadelphia), PA	—	—	21,299	—	3,411	—	24,710	24,710	11,045	2003 (4)
MacGregor Village	Cary, NC	6,254	502	8,897	—	297	502	9,194	9,696	1,971	2004 (4)
Mall of Georgia Crossing	Buford (Atlanta), GA	—	9,506	32,892	—	618	9,506	33,510	43,016	13,932	2004 (5)
Markland Plaza	Kokomo, IN	—	206	738	—	6,135	206	6,873	7,079	3,380	1974
Martinsville Plaza	Martinsville, VA	—	—	584	—	408	—	992	992	792	1967
Matteson Plaza	Matteson (Chicago), IL	—	1,771	9,737	—	3,770	1,771	13,507	15,278	7,219	1988
Muncie Towne Plaza	Muncie, IN	7,163	267	10,509	87	1,786	354	12,295	12,649	5,234	1998
New Castle Plaza	New Castle, IN	—	128	1,621	—	1,369	128	2,990	3,118	1,623	1966
North Ridge Plaza	Joliet (Chicago), IL	—	2,831	7,699	—	4,434	2,831	12,133	14,964	5,897	1985
North Ridge Shopping Center	Raleigh, NC	7,639	385	12,838	—	782	385	13,620	14,005	2,936	2004 (4)
Northwood Plaza	Fort Wayne, IN	—	148	1,414	—	1,865	148	3,279	3,427	2,084	1974
Palms Crossing	McAllen, TX	38,202	13,496	45,925	—	9,067	13,496	54,992	68,488	10,610	2006
Regency Plaza	St. Charles (St. Louis), MO	3,776	616	4,963	—	587	616	5,550	6,166	2,821	1988
Richardson Square	Richardson (Dallas), TX	—	6,285	—	990	15,229	7,275	15,229	22,504	2,034	1977
Rockaway Commons	Rockaway (New York), NJ	—	5,149	26,435	—	7,840	5,149	34,275	39,424	10,721	1998 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Rockaway Town Plaza	Rockaway (New York), NJ	—	—	18,698	2,225	2,961	2,225	21,659	23,884	4,607	2004
Shops at Arbor Walk, The	Austin, TX	43,176	930	42,546	—	4,403	930	46,949	47,879	9,412	2005
Shops at North East Mall, The	Hurst (Dallas), TX	—	12,541	28,177	402	4,657	12,943	32,834	45,777	16,238	1999
St. Charles Towne Plaza	Waldorf (Washington, D.C.), MD	24,542	8,377	18,993	—	3,940	8,377	22,933	31,310	11,797	1987
Teal Plaza	Lafayette, IN	—	99	878	—	1,557	99	2,435	2,534	1,465	1962
Terrace at the Florida Mall	Orlando, FL	—	2,150	7,623	—	5,251	2,150	12,874	15,024	5,903	1989
Tippecanoe Plaza	Lafayette, IN	—	—	745	234	5,196	234	5,941	6,175	3,486	1974
University Center	Mishawaka (South Bend), IN	—	3,071	7,413	—	1,828	3,071	9,241	12,312	7,738	1980
Washington Plaza	Indianapolis, IN	—	941	1,697	—	1,159	941	2,856	3,797	2,523	1976
Waterford Lakes Town Center	Orlando, FL	—	8,679	72,836	—	14,104	8,679	86,940	95,619	40,419	1999
West Ridge Plaza	Topeka, KS	4,720	1,376	4,560	—	2,085	1,376	6,645	8,021	3,368	1988
White Oaks Plaza	Springfield, IL	14,325	3,169	14,267	—	3,494	3,169	17,761	20,930	8,255	1986
Wolf Ranch Town Center	Georgetown (Austin), TX	—	21,403	51,547	—	9,413	21,403	60,960	82,363	14,729	2004
Other Properties
Factory Stores of America — Boaz	Boaz, AL	2,540	—	924	—	87	—	1,011	1,011	190	2004 (4)
Factory Stores of America — Georgetown	Georgetown, KY	6,019	148	3,610	—	39	148	3,649	3,797	733	2004 (4)
Factory Stores of America — Graceville	Graceville, FL	1,789	12	408	—	150	12	558	570	70	2004 (4)
Factory Stores of America — Lebanon	Lebanon, MO	1,503	24	214	—	6	24	220	244	11	2004 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Factory Stores of America — Nebraska City	Nebraska City, NE	1,411	26	566	—	47	26	613	639	215	2004 (4)
Factory Stores of America — Story City	Story City, IA	1,743	7	526	—	34	7	560	567	156	2004 (4)
Florida Keys Outlet Center	Florida City, FL	10,824	1,560	1,748	—	822	1,560	2,570	4,130	429	2010 (4)
Gwinnett Place	Duluth (Atlanta), GA	115,000	6,361	108,637	—	—	6,361	108,637	114,998	—	1998 (5) (7)
Huntley Outlet Center	Huntley, IL	30,276	3,495	2,027	—	127	3,495	2,154	5,649	289	2010 (4)
Shops at Nanuet, The	Nanuet (New York), NY	—	27,310	162,993	—	5,614	27,310	168,607	195,917	165,289	1998 (4)
Naples Outlet Center	Naples, FL	16,274	1,514	519	—	—	1,514	519	2,033	184	2010 (4)
Outlet Marketplace	Orlando, FL	—	3,367	1,557	—	48	3,367	1,605	4,972	347	2010 (4)
The Shoppes at Branson Meadows	Branson, MO	8,685	—	5,205	—	487	—	5,692	5,692	654	2004 (4)
University Town Plaza	Pensacola, FL	—	4,256	26,657	1,753	4,769	6,009	31,426	37,435	28,830	1994
Development Projects
Merrimack Premium Outlets		—	17,306	83,404	—	—	17,306	83,404	100,710	—
Other pre- development costs		—	20,373	174,800	—	—	20,373	174,800	195,173	780
Other		—	2,614	10,133	—	1,820	2,614	11,953	14,567	4,874

		$6,041,485	$2,941,448	$21,097,632	$195,533	$5,098,717	$3,136,981	$26,196,349	$29,333,330	$8,148,170

(1)    Reconciliation of Real Estate Properties:

            The changes in real estate assets for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Balance, beginning of year	$27,192,223	$25,023,715	$24,907,970
Acquisitions and consolidations (5)	2,068,452	2,200,102	—
Improvements	552,455	273,255	315,928
Disposals	(479,800)	(304,849)	(200,183)

Balance, close of year	$29,333,330	$27,192,223	$25,023,715

            The unaudited aggregate cost of real estate assets for federal income tax purposes as of December 31, 2011 was $23,502,281.

(2)       Reconciliation of Accumulated Depreciation:

            The changes in accumulated depreciation and amortization for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Balance, beginning of year	$7,485,821	$6,806,670	$6,015,677
Depreciation expense	906,554	874,450	893,139
Disposals	(244,205)	(195,299)	(102,146)

Balance, close of year	$8,148,170	$7,485,821	$6,806,670

            Depreciation of our investment in buildings and improvements reflected in the consolidated statements of operations and comprehensive income is calculated over the estimated original lives of the assets as follows:

  •
  Buildings and Improvements — typically 10-40 years for the structure, 15 years for landscaping and parking lot, and 10 years for HVAC equipment.

  •
  Tenant Allowances and Improvements — shorter of lease term or useful life.

(3)
Initial cost generally represents net book value at December 20, 1993, except for acquired properties and new developments after December 20, 1993. Initial cost also includes any new developments that are opened during the current year. Costs of disposals and impairments of property are first reflected as a reduction to cost capitalized subsequent to acquisition.

(4)
Not developed/constructed by us or our predecessors. The date of construction represents the acquisition date.

(5)
Initial cost for these properties is the cost at the date of consolidation for properties previously accounted for under the equity method of accounting.

(6)
Amounts represent preliminary purchase price allocation and are subject to change upon finalization.

(7)
Our interests in the property were sold effective January 1, 2012.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Investment Properties

  Investment Properties

            We record investment properties at cost. Investment properties include costs of acquisitions; development, predevelopment, and construction (including allocable salaries and related benefits); tenant allowances and improvements; and interest and real estate taxes incurred during construction. We capitalize improvements and replacements from repair and maintenance when the repair and maintenance extends the useful life, increases capacity, or improves the efficiency of the asset. All other repair and maintenance items are expensed as incurred. We capitalize interest on projects during periods of construction until the projects are ready for their intended purpose based on interest rates in place during the construction period. The amount of interest capitalized during each year is as follows:

	For the Year Ended December 31,
	2011	2010	2009
Capitalized interest	$5,815	$3,715	$14,502

            We record depreciation on buildings and improvements utilizing the straight-line method over an estimated original useful life, which is generally 10 to 40 years. We review depreciable lives of investment properties periodically and we make adjustments when necessary to reflect a shorter economic life. We amortize tenant allowances, tenant inducements and tenant improvements utilizing the straight-line method over the term of the related lease or occupancy term of the tenant, if shorter. We record depreciation on equipment and fixtures utilizing the straight-line method over seven to ten years.

            We review investment properties for impairment on a property-by-property basis whenever events or changes in circumstances indicate that the carrying value of investment properties may not be recoverable. These circumstances include, but are not limited to, declines in a property's cash flows, ending occupancy or total sales per square foot. We measure any impairment of investment property when the estimated undiscounted operating income before depreciation and amortization plus its residual value is less than the carrying value of the property. To the extent impairment has occurred, we charge to income the excess of carrying value of the property over its estimated fair value. We estimate fair value using unobservable data such as operating income, estimated capitalization rates, or multiples, leasing prospects and local market information. We may decide to sell properties that are held for use and the sale prices of these properties may differ from their carrying values. We also review our investments including investments in unconsolidated entities if events or circumstances change indicating that the carrying amount of our investments may not be recoverable. We will record an impairment charge if we determine that a decline in the fair value of the investments is other-than-temporary. Changes in economic and operating conditions that occur subsequent to our review of recoverability of investment property and other assets could impact the assumptions used in that assessment and could result in future charges to earnings if assumptions regarding those investments differ from actual results.

Purchase Accounting Allocation

  Purchase Accounting Allocation

            We allocate the purchase price of acquisitions to the various components of the acquisition based upon the fair value of each component which may be derived from various observable or unobservable inputs and assumptions. Also, we may utilize third party valuation specialists. These components typically include buildings, land and intangibles related to in-place leases and we estimate:

  •
  the fair value of land and related improvements and buildings on an as-if-vacant basis,

  •
  the market value of in-place leases based upon our best estimate of current market rents and amortize the resulting market rent adjustment into revenues,

  •
  the value of costs to obtain tenants, including tenant allowances and improvements and leasing commissions, and

  •
  the value of revenue and recovery of costs foregone during a reasonable lease-up period, as if the space was vacant.

            Amounts allocated to building are depreciated over the estimated remaining life of the acquired building or related improvements. We amortize amounts allocated to tenant improvements, in-place lease assets and other lease-related intangibles over the remaining life of the underlying leases. We also estimate the value of other acquired intangible assets, if any, which are amortized over the remaining life of the underlying related intangibles.

Discontinued Operations

  Discontinued Operations

            We reclassify any material operations and gains or losses on disposal related to consolidated properties disposed of during the period to discontinued operations. During 2011, we reported a net loss of approximately $42.4 million, or $0.12 per diluted share, on our consolidated property disposition activity. During 2010, we reported a net gain of approximately $5.7 million upon the disposal of four retail properties. During 2009, we reported a net loss of approximately $9.8 million upon the sale of four consolidated assets. These gains and losses are reported in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income. The gains and losses on the disposition of these assets and the operating results were not significant to our consolidated results of operations.

Cash and Cash Equivalents

  Cash and Cash Equivalents

            We consider all highly liquid investments purchased with an original maturity of 90 days or less to be cash and cash equivalents. Cash equivalents are carried at cost, which approximates fair value. Cash equivalents generally consist of commercial paper, bankers acceptances, Eurodollars, repurchase agreements, and money market deposits or securities. Financial instruments that potentially subject us to concentrations of credit risk include our cash and cash equivalents and our trade accounts receivable. We place our cash and cash equivalents with institutions with high credit quality. However, at certain times, such cash and cash equivalents may be in excess of FDIC and SIPC insurance limits. See Notes 4, 8, and 10 for disclosures about non-cash investing and financing transactions.

Marketable and Non-Marketable Securities

  Marketable and Non-Marketable Securities

            Marketable securities consist primarily of the investments of our captive insurance subsidiaries, available-for-sale securities, our deferred compensation plan investments, and certain investments held to fund the debt service requirements of debt previously secured by investment properties that have been sold.

            The types of securities included in the investment portfolio of our captive insurance subsidiaries typically include U.S. Treasury or other U.S. government securities as well as corporate debt securities with maturities ranging from less than 1 to 10 years. These securities are classified as available-for-sale and are valued based upon quoted market prices or other observable inputs when quoted market prices are not available. The amortized cost of debt securities, which approximates fair value, held by our captive insurance subsidiaries is adjusted for amortization of premiums and accretion of discounts to maturity. Changes in the values of these securities are recognized in accumulated other comprehensive income (loss) until the gain or loss is realized or until any unrealized loss is deemed to be other-than-temporary. We review any declines in value of these securities for other-than-temporary impairment and consider the severity and duration of any decline in value. To the extent an other-than-temporary impairment is deemed to have occurred, an impairment charge is recorded and a new cost basis is established. Subsequent changes are then recognized through other comprehensive income (loss) unless another other-than-temporary impairment is deemed to have occurred.

            Our investments in Capital Shopping Centres Group PLC, or CSCG, and Capital & Counties Properties PLC, or CAPC, are accounted for as available-for-sale securities. These investments are adjusted to their quoted market price, including a related foreign exchange component, with corresponding adjustment in other comprehensive income (loss). At December 31, 2011, we owned 35.4 million shares of CSCG and CAPC. At December 31, 2011 the market value of our investments in CSCG and CAPC was $170.7 million and $100.9 million, respectively, with an aggregate net unrealized gain on these investments of approximately $39.7 million. The market value of our investments in CSCG and CAPC at December 31, 2010 was $228.4 million and $82.4 million, respectively, with an aggregate net unrealized gain of $79.0 million.

            Effective May 7, 2010, CSCG and CAPC were de-merged from Liberty International PLC, or Liberty. During 2009, we recognized a non-cash charge of $140.5 million, or $0.44 per diluted share, representing an other-than-temporary impairment in fair value below the carrying value of our investment in Liberty. As a result, changes in available-for-sale securities and other in the 2009 consolidated statement of operations and comprehensive income include the reclassification of $140.5 million from accumulated other comprehensive income (loss) to earnings related to this non-cash charge. Effective July 1, 2009, we resumed marking to market our Liberty investment through other comprehensive income (loss).

            Our insurance subsidiaries are required to maintain statutory minimum capital and surplus as well as maintain a minimum liquidity ratio. Therefore, our access to these securities may be limited. Our deferred compensation plan investments are classified as trading securities and are valued based upon quoted market prices. The investments have a matching liability as the amounts are fully payable to the employees that earned the compensation. Changes in value of these securities and changes to the matching liability to employees are both recognized in earnings and, as a result, there is no impact to consolidated net income. As of December 31, 2011 and 2010, we also had investments of $24.9 million which must be used to fund the debt service requirements of mortgage debt related to investment properties that previously collateralized the debt. These investments are classified as held-to-maturity and are recorded at amortized cost as we have the ability and intent to hold these investments to maturity.

            At December 31, 2011 and 2010, we had investments of $105.1 million and $72.4 million, respectively, in non-marketable securities that we account for under the cost method. We regularly evaluate these investments for any other-than-temporary decline in their estimated fair value and determined that no adjustment in the carrying value was required as of December 31, 2011 and 2010.

            Total net unrealized gains as of December 31, 2011 and 2010 were approximately $41.9 million and $79.3 million, respectively, and represented the valuation and related currency adjustments for our available-for-sale marketable securities. As of December 31, 2011, we did not consider any declines in value of any of our marketable and non-marketable securities to be an other-than-temporary impairment, as these market value declines, if any, have existed for a short period of time, and, in the case of debt securities, we have the ability and intent to hold these securities to maturity.

Fair Value Measurements

  Fair Value Measurements

            We hold marketable securities that totaled $417.0 million and $511.3 million at December 31, 2011 and December 31, 2010, respectively, and are considered to have Level 1 fair value inputs. In addition, we have derivative instruments which are classified as having Level 2 inputs which consist primarily of interest rate swap agreements and foreign currency forward contracts with a gross liability balance of $12.2 million and $27.6 million at December 31, 2011 and December 31, 2010, respectively, a gross asset balance of $14.9 million at December 31, 2011 and a nominal asset value at December 31, 2010. We also have interest rate cap agreements with nominal asset values.

            Level 1 fair value inputs are quoted prices for identical items in active, liquid and visible markets such as stock exchanges. Level 2 fair value inputs are observable information for similar items in active or inactive markets, and appropriately consider counterparty creditworthiness in the valuations. Level 3 fair value inputs reflect our best estimate of inputs and assumptions market participants would use in pricing an asset or liability at the measurement date. The inputs are unobservable in the market and significant to the valuation estimate.

            Note 8 includes a discussion of the fair value of debt measured using Level 1 and Level 2 inputs. Note 4 includes a discussion of the fair values recorded in purchase accounting and impairment, using Level 2 and Level 3 inputs. Level 3 inputs to our purchase accounting and impairment include our estimations of net operating results of the property, capitalization rates and discount rates.

Use of Estimates

  Use of Estimates

            We prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Our actual results could differ from these estimates.

Segment Disclosure

  Segment Disclosure

            Our primary business is the ownership, development, and management of retail real estate. We have aggregated our retail operations, including regional malls, Premium Outlets, The Mills, and community/lifestyle centers, into one reportable segment because they have similar economic characteristics and we provide similar products and services to similar types of tenants.

Deferred Costs and Other Assets

  Deferred Costs and Other Assets

            Deferred costs and other assets include the following as of December 31:

	2011	2010
Deferred financing and lease costs, net	$308,380	$298,674
In-place lease intangibles, net	200,098	150,199
Acquired above market lease intangibles, net	75,950	12,466
Marketable securities of our captive insurance companies	100,721	90,963
Goodwill	20,098	20,098
Other marketable securities	316,307	420,356
Loans held for investment	162,832	395,934
Prepaids, notes receivable and other assets, net	449,158	406,749

	$1,633,544	$1,795,439

Deferred Financing and Lease Costs

  Deferred Financing and Lease Costs

            Our deferred costs consist primarily of financing fees we incurred in order to obtain long-term financing and internal and external leasing commissions and related costs. We record amortization of deferred financing costs on a straight-line basis over the terms of the respective loans or agreements. Our deferred leasing costs consist primarily of capitalized salaries and related benefits in connection with lease originations. We record amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Details of these deferred costs as of December 31 are as follows:

	2011	2010
Deferred financing and lease costs	$528,273	$461,315
Accumulated amortization	(219,893)	(162,641)

Deferred financing and lease costs, net	$308,380	$298,674

            We report amortization of deferred financing costs, amortization of premiums, and accretion of discounts as part of interest expense. Amortization of deferred leasing costs is a component of depreciation and amortization expense. We amortize debt premiums and discounts, which are included in mortgages and other indebtedness, over the remaining terms of the related debt instruments. These debt premiums or discounts arise either at the debt issuance or as part of the purchase price allocation of the fair value of debt assumed in acquisitions. The accompanying consolidated statements of operations and comprehensive income include amortization as follows:

	For the Year Ended December 31,
	2011	2010	2009
Amortization of deferred financing costs	$28,697	$27,806	$20,408
Amortization of debt premiums, net of discounts	(8,439)	(9,066)	(10,627)
Amortization of deferred leasing costs	43,110	34,801	32,744

Loans Held for Investment

  Loans Held for Investment

            From time to time, we may make investments in mortgage loans or mezzanine loans of third parties that own and operate commercial real estate assets located in the United States. Mortgage loans are secured, in part, by mortgages recorded against the underlying properties which are not owned by us. Mezzanine loans are secured, in part, by pledges of ownership interests of the entities that own the underlying real estate. Loans held for investment are carried at cost, net of any premiums or discounts which are accreted or amortized over the life of the related loan receivable utilizing the effective interest method. We evaluate the collectability of both interest and principal of each of these loans quarterly to determine whether the value has been impaired. A loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is impaired, the amount of the loss accrual is calculated by comparing the carrying amount of the loan held for investment to its estimated realizable value.

            At December 31, 2011 and 2010, we had investments in three and six mortgage and mezzanine loans, respectively, with an aggregate carrying value of $162.8 million and $395.9 million, respectively. These loans mature at various dates through October 2012 with a weighted average maturity of approximately 6 months as of December 31, 2011. Certain of these loans require interest-only payments while others require payments of interest and principal based on a 30 year amortization. Interest rates on these loans are fixed between 5.9% and 7.0% per annum with a weighted average interest rate of approximately 6.3% and approximate market rates for instruments of similar quality and duration. During 2011 and 2010, we recorded $24.3 million and $4.6 million, respectively, in interest income earned from these loans held for investment. Payments on each of these loans were current as of December 31, 2011.

            On December 9, 2011, we paid consideration of $88.8 million to acquire a 50% equity interest in two real estate developments for which we had previously agreed to fund as the construction lender. The loans primarily bear interest at 7.0% and mature in May and July 2013. At December 31, 2011, the aggregate amount drawn on the loans was $50.7 million. We consolidated these assets as of the acquisition date and, accordingly, amounts drawn on the loans are eliminated in consolidation.

Intangible Assets

  Intangible Assets

            The average life of in-place lease intangibles is approximately 4.4 years and is amortized over the remaining life of the leases of the related property on the straight-line basis and is included with depreciation and amortization in the consolidated statements of operations and comprehensive income. The amount of in-place lease intangibles increased during 2010 as a result of the acquisition of Prime Outlets Acquisition Company, or the Prime acquisition, as further discussed in Note 4. The fair market value of above and below market leases is amortized into revenue over the remaining lease life as a component of reported minimum rents. The weighted average remaining life of these intangibles is approximately 4.0 years. The unamortized amount of below market leases is included in accounts payable, accrued expenses, intangibles and deferred revenues in the consolidated balance sheets and was $134.4 million and $39.0 million as of December 31, 2011 and 2010, respectively. The amount of amortization of above and below market leases, net for the years ended December 31, 2011, 2010, and 2009 was $17.6 million, $15.2 million, and $20.0 million, respectively. If a lease is terminated prior to the original lease termination, any remaining unamortized intangible is charged to earnings.

            Details of intangible assets as of December 31 are as follows:

	2011	2010
In-place lease intangibles	$245,844	$211,541
Accumulated amortization	(45,746)	(61,342)

In-place lease intangibles, net	$200,098	$150,199

Acquired above market lease intangibles	$178,564	$104,690
Accumulated amortization	(102,614)	(92,224)

Acquired above market lease intangibles, net	$75,950	$12,466

            Estimated future amortization and the increasing (decreasing) effect on minimum rents for our above and below market leases as of December 31, 2011 are as follows:

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2012	$ 29,184	$(14,212)	$14,972
2013	23,612	(12,717)	10,895
2014	18,300	(11,067)	7,233
2015	15,842	(9,675)	6,167
2016	14,046	(8,797)	5,249
Thereafter	33,428	(19,482)	13,946

	$134,412	$(75,950)	$58,462

Derivative Financial Instruments

  Derivative Financial Instruments

            We record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. We use a variety of derivative financial instruments in the normal course of business to selectively manage or hedge the risks associated with our indebtedness and interest payments. Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and caps. We require that hedging derivative instruments be highly effective in reducing the risk exposure that they are designated to hedge. As a result, there was no significant ineffectiveness from any of our derivative activities during the period. We formally designate any instrument that meets these hedging criteria as a hedge at the inception of the derivative contract. We have no credit-risk-related hedging or derivative activities.

            As of December 31, 2011, we had the following outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$485.8 million
Interest Rate Caps	3	$381.3 million

            The carrying value of our interest rate swap agreements, at fair value, is a net liability balance of $10.0 million and $19.5 million at December 31, 2011 and 2010, respectively, and is included in other liabilities and accrued dividends. The interest rate cap agreements were of nominal value at December 31, 2011 and 2010 and we generally do not apply hedge accounting to these arrangements.

            We are also exposed to fluctuations in foreign exchange rates on financial instruments which are denominated in foreign currencies, primarily in Japan and Europe. We use currency forward contracts to manage our exposure to changes in foreign exchange rates on certain Yen and Euro-denominated receivables and net investments. Currency forward contracts involve fixing the Yen-USD or Euro-USD exchange rate for delivery of a specified amount of foreign currency on a specified date. The currency forward contracts are typically cash settled in US dollars for their fair value at or close to their settlement date. Approximately ¥2.6 billion remains as of December 31, 2011 for all forward contracts. We entered into Yen-USD forward contracts during 2009 for approximately ¥3 billion that we received through April 2011 and we entered into Yen-USD forward contracts during 2010 for ¥1.7 billion that we expect to receive through October 2012. In 2011, we entered into additional Yen-USD forward contracts for approximately ¥3.8 billion that we expect to receive through October 1, 2013. The December 31, 2011 net liability balance related to these forwards was $2.2 million and is included in other liabilities and accrued distributions. We have reported the changes in fair value for these forward contracts in earnings. The underlying currency adjustments on the foreign currency denominated receivables are also reflected in income and generally offset the amounts in earnings for these forward contracts. In 2011, we entered into a Euro-USD forward contract with a €141.3 million notional value maturing on January 31, 2012 which was designated as a net investment hedge. The December 31, 2011 asset balance related to this forward was $14.9 million and is included in deferred costs and other assets. We apply hedge accounting and the change in fair value for this Euro forward contract is reflected in other comprehensive income. Changes in the value of this hedge are offset by changes in the underlying hedged Euro-denominated joint venture investment. In connection with our sale of Gallerie Commerciali Italia, S.p.A., or GCI, as further discussed in Note 14, this hedge was terminated.

            The total gross accumulated other comprehensive loss related to our derivative activities, including our share of the other comprehensive loss from joint venture properties and terminated hedging relationships, approximated $115.8 million and $40.1 million as of December 31, 2011 and 2010, respectively.

Noncontrolling Interests and Temporary Equity

  Noncontrolling Interests and Temporary Equity

            Details of the carrying amount of our noncontrolling interests are as follows as of December 31:

	2011	2010
Limited partners' interests in the Operating Partnership	$953,622	$983,887
Nonredeemable noncontrolling deficit interests in properties, net	(59,000)	(180,915)

Total noncontrolling interests reflected in equity	$894,622	$802,972

            Net income attributable to noncontrolling interests (which includes nonredeemable noncontrolling interests in consolidated properties, limited partners' interests in the Operating Partnership, redeemable noncontrolling interests in consolidated properties, and preferred distributions payable by the Operating Partnership) is a component of consolidated net income. In addition, the individual components of other comprehensive income (loss) are presented in the aggregate for both controlling and noncontrolling interests, with the portion attributable to noncontrolling interests deducted from comprehensive income attributable to common stockholders.

            A rollforward of noncontrolling interests for the years ending December 31 is as follows:

	2011	2010	2009
Noncontrolling interests, beginning of period	$802,972	$724,825	$488,969
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	210,240	134,161	65,970
Distributions to noncontrolling interest holders (1)	(212,526)	(178,082)	(184,568)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized loss on interest rate hedge agreements	(15,814)	(309)	(3,897)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	2,774	2,689	2,597
Currency translation adjustments	(1,484)	(3,452)	(1,385)
Changes in available-for-sale securities and other	(6,340)	3,074	43,912

	(20,864)	2,002	41,227

Adjustment to limited partners' interest from (decreased) increased
ownership in the Operating Partnership	(36,032)	(103,728)	162,732
Units issued to limited partners	9,084	213,861	174,458
Units exchanged for common shares	(9,465)	(3,866)	(24,033)
Noncontrolling interests in newly consolidated properties and other	151,213	13,799	70

Noncontrolling interests, end of period	$894,622	$802,972	$724,825

(1)
The 2009 activity includes non-cash distributions of $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

Accumulated Other Comprehensive Income (Loss)

  Accumulated Other Comprehensive Income (Loss)

            The components of our accumulated other comprehensive income (loss) consisted of the following as of December 31:

	2011	2010
Cumulative translation adjustments	$(39,820)	$(31,358)
Accumulated derivative losses, net	(115,833)	(40,069)
Net unrealized gains on marketable securities, net	41,861	79,292

Total accumulated other comprehensive (loss) income	(113,792)	7,865

Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interests	19,529	(1,335)

Total accumulated other comprehensive (loss) income net of noncontrolling interests	$(94,263)	$6,530

Revenue Recognition

  Revenue Recognition

            We, as a lessor, retain substantially all of the risks and benefits of ownership of the investment properties and account for our leases as operating leases. We accrue minimum rents on a straight-line basis over the terms of their respective leases. Substantially all of our retail tenants are also required to pay overage rents based on sales over a stated base amount during the lease year. We recognize overage rents only when each tenant's sales exceed the applicable sales threshold.

            We structure our leases to allow us to recover a significant portion of our property operating, real estate taxes, repairs and maintenance, and advertising and promotion expenses from our tenants. A substantial portion of our leases, other than those for anchor stores, require the tenant to reimburse us for a substantial portion of our operating expenses, including common area maintenance, or CAM, real estate taxes and insurance. This significantly reduces our exposure to increases in costs and operating expenses resulting from inflation. Such property operating expenses typically include utility, insurance, security, janitorial, landscaping, food court and other administrative expenses. We accrue reimbursements from tenants for recoverable portions of all these expenses as revenue in the period the applicable expenditures are incurred. As of December 31, 2011 for approximately 89% of our leases in the U.S. regional mall portfolio, we receive a fixed payment from the tenant for the CAM component. When not reimbursed by the fixed-CAM component, CAM expense reimbursements are based on the tenant's proportionate share of the allocable operating expenses and CAM capital expenditures for the property. We also receive escrow payments for these reimbursements from substantially all our non-fixed CAM tenants and monthly fixed CAM payments throughout the year. We recognize differences between estimated recoveries and the final billed amounts in the subsequent year. These differences were not material in any period presented. Our advertising and promotional costs are expensed as incurred.

Management Fees and Other Revenues

  Management Fees and Other Revenues

            Management fees and other revenues are generally received from our unconsolidated joint venture properties as well as third parties. Management fee revenue is earned based on a contractual percentage of joint venture property revenue. Development fee revenue is earned on a contractual percentage of hard costs to develop a property. Leasing fee revenue is earned on a contractual per square foot charge based on the square footage of current year leasing activity. We recognize revenue for these services provided when earned based on the underlying activity.

            Insurance premiums written and ceded are recognized on a pro-rata basis over the terms of the policies. Insurance losses are reflected in property operating expenses in the accompanying consolidated statements of operations and comprehensive income and include estimates for losses incurred but not reported as well as losses pending settlement. Estimates for losses are based on evaluations by third-party actuaries and management's estimates. Total insurance reserves for our insurance subsidiaries and other self-insurance programs as of December 31, 2011 and 2010 approximated $115.1 million and $116.2 million, respectively, and are included in other liabilities and accrued dividends in the consolidated balance sheets. Information related to the securities included in the investment portfolio of our captive insurance subsidiaries is included within the "Marketable and Non-Marketable Securities" section above.

            We recognize fee revenues from our co-branded gift card programs when the fees are earned under the related arrangements with the card issuer. Generally, these revenues are recorded at the issuance of the gift card for handling fees.

Allowance for Credit Losses

  Allowance for Credit Losses

            We record a provision for credit losses based on our judgment of a tenant's creditworthiness, ability to pay and probability of collection. In addition, we also consider the retail sector in which the tenant operates and our historical collection experience in cases of bankruptcy, if applicable. Accounts are written off when they are deemed to be no longer collectible. Presented below is the activity in the allowance for credit losses during the following years:

	For the Year Ended December 31,
	2011	2010	2009
Balance, beginning of period	$31,650	$45,187	$44,650
Consolidation of previously unconsolidated entities	860	426	—
Provision for credit losses	6,505	3,130	22,655
Accounts written off, net of recoveries	(11,515)	(17,093)	(22,118)

Balance, end of period	$27,500	$31,650	$45,187

Income Taxes

  Income Taxes

            We and certain subsidiaries of the Operating Partnership have elected to be taxed as REITs under Sections 856 through 860 of the Internal Revenue Code and applicable Treasury regulations relating to REIT qualification. In order to maintain this REIT status, the regulations require the entity to distribute at least 90% of taxable income to its owners and meet certain other asset and income tests as well as other requirements. We intend to continue to adhere to these requirements and maintain our REIT status and that of the REIT subsidiaries. As REITs, these entities will generally not be liable for federal corporate income taxes as long as they continue to distribute in excess of 100% of their taxable income. Thus, we made no provision for federal income taxes for these entities in the accompanying consolidated financial statements. If we or any of the REIT subsidiaries fail to qualify as a REIT, we or that entity will be subject to tax at regular corporate rates for the years in which it failed to qualify. If we lose our REIT status we could not elect to be taxed as a REIT for four years unless our failure to qualify was due to reasonable cause and certain other conditions were satisfied.

            We have also elected taxable REIT subsidiary, or TRS, status for some of our subsidiaries. This enables us to provide services that would otherwise be considered impermissible for REITs and participate in activities that do not qualify as "rents from real property". For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if we believe all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income.

            As of December 31, 2011 and 2010, we had a net deferred tax asset of $5.6 million and $9.0 million, respectively, related to our TRS subsidiaries. The net deferred tax asset is included in deferred costs and other assets in the accompanying consolidated balance sheets and consists primarily of operating losses and other carryforwards for federal income tax purposes as well as the timing of the deductibility of losses or reserves from insurance subsidiaries. No valuation allowance has been recorded as we believe these amounts will be realized. State income, franchise or other taxes were not significant in any of the periods presented.

Transaction Expenses

  Transaction Expenses

            We expense acquisition, potential acquisition and disposition related costs as they are incurred. We incurred a minimal amount of transaction expenses during the year ended December 31, 2011. During the year ended December 31, 2010, we incurred costs in connection with the Prime acquisition and other potential acquisitions, as further discussed in Note 4. In addition, during 2010, we settled, in cash, a transaction-related dispute and recorded a charge to earnings. These expenses are included within transaction expenses in the accompanying statements of operations and comprehensive income and totaled $69.0 million during the year ended December 31, 2010. During the year ended December 31, 2009, we recorded $5.7 million in transaction expenses related to costs associated with significant acquisition related activities.

Basis of Presentation and Consolidation (Tables)	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Consolidation
Schedule of weighted average ownership interest in the operating partnership

	For the Year Ended December 31,
	2011	2010	2009
Weighted average ownership interest	82.9%	83.2%	82.4%

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of interest capitalized

	For the Year Ended December 31,
	2011	2010	2009
Capitalized interest	$5,815	$3,715	$14,502

Schedule of deferred costs and other assets

	2011	2010
Deferred financing and lease costs, net	$308,380	$298,674
In-place lease intangibles, net	200,098	150,199
Acquired above market lease intangibles, net	75,950	12,466
Marketable securities of our captive insurance companies	100,721	90,963
Goodwill	20,098	20,098
Other marketable securities	316,307	420,356
Loans held for investment	162,832	395,934
Prepaids, notes receivable and other assets, net	449,158	406,749

	$1,633,544	$1,795,439

Schedule of deferred financing and leasing costs

	2011	2010
Deferred financing and lease costs	$528,273	$461,315
Accumulated amortization	(219,893)	(162,641)

Deferred financing and lease costs, net	$308,380	$298,674

Schedule of amortization, included in statements of operations and comprehensive income

	For the Year Ended December 31,
	2011	2010	2009
Amortization of deferred financing costs	$28,697	$27,806	$20,408
Amortization of debt premiums, net of discounts	(8,439)	(9,066)	(10,627)
Amortization of deferred leasing costs	43,110	34,801	32,744

Schedule of intangible assets

	2011	2010
In-place lease intangibles	$245,844	$211,541
Accumulated amortization	(45,746)	(61,342)

In-place lease intangibles, net	$200,098	$150,199

Acquired above market lease intangibles	$178,564	$104,690
Accumulated amortization	(102,614)	(92,224)

Acquired above market lease intangibles, net	$75,950	$12,466

Schedule of estimated future amortization and the increasing (decreasing) effect on minimum rents for above and below market leases

	Below Market Leases	Above Market Leases	Increase to Minimum Rent, Net
2012	$ 29,184	$(14,212)	$14,972
2013	23,612	(12,717)	10,895
2014	18,300	(11,067)	7,233
2015	15,842	(9,675)	6,167
2016	14,046	(8,797)	5,249
Thereafter	33,428	(19,482)	13,946

	$134,412	$(75,950)	$58,462

Outstanding interest rate derivatives related to interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	3	$485.8 million
Interest Rate Caps	3	$381.3 million

Details of noncontrolling interests, carrying amounts, reclassified to permanent equity

	2011	2010
Limited partners' interests in the Operating Partnership	$953,622	$983,887
Nonredeemable noncontrolling deficit interests in properties, net	(59,000)	(180,915)

Total noncontrolling interests reflected in equity	$894,622	$802,972

Rollforward of noncontrolling interests reflected in equity

	2011	2010	2009
Noncontrolling interests, beginning of period	$802,972	$724,825	$488,969
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties	210,240	134,161	65,970
Distributions to noncontrolling interest holders (1)	(212,526)	(178,082)	(184,568)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized loss on interest rate hedge agreements	(15,814)	(309)	(3,897)
Net loss on derivative instruments reclassified from accumulated comprehensive income (loss) into interest expense	2,774	2,689	2,597
Currency translation adjustments	(1,484)	(3,452)	(1,385)
Changes in available-for-sale securities and other	(6,340)	3,074	43,912

	(20,864)	2,002	41,227

Adjustment to limited partners' interest from (decreased) increased
ownership in the Operating Partnership	(36,032)	(103,728)	162,732
Units issued to limited partners	9,084	213,861	174,458
Units exchanged for common shares	(9,465)	(3,866)	(24,033)
Noncontrolling interests in newly consolidated properties and other	151,213	13,799	70

Noncontrolling interests, end of period	$894,622	$802,972	$724,825

(1)
The 2009 activity includes non-cash distributions of $133.7 million representing the portion of quarterly distributions paid in units of limited partnership interest in the Operating Partnership, or units.

Schedule of accumulated other comprehensive loss by components

	2011	2010
Cumulative translation adjustments	$(39,820)	$(31,358)
Accumulated derivative losses, net	(115,833)	(40,069)
Net unrealized gains on marketable securities, net	41,861	79,292

Total accumulated other comprehensive (loss) income	(113,792)	7,865

Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interests	19,529	(1,335)

Total accumulated other comprehensive (loss) income net of noncontrolling interests	$(94,263)	$6,530

Schedule of activity in the allowance for credit losses including the activity related to discontinued operations

	For the Year Ended December 31,
	2011	2010	2009
Balance, beginning of period	$31,650	$45,187	$44,650
Consolidation of previously unconsolidated entities	860	426	—
Provision for credit losses	6,505	3,130	22,655
Accounts written off, net of recoveries	(11,515)	(17,093)	(22,118)

Balance, end of period	$27,500	$31,650	$45,187

Per Share Data (Tables)	12 Months Ended
Dec. 31, 2011
Per Share Data
Schedule of computation of basic and diluted earnings per share

	For the Year Ended December 31,
	2011	2010	2009
Net Income attributable to Common Stockholders — Basic	$1,021,462	$610,424	$283,098
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options	39	97	50

Net Income attributable to Common Stockholders — Diluted	$1,021,501	$610,521	$283,148

Weighted Average Shares Outstanding — Basic	293,504,064	291,076,008	267,054,946
Effect of stock options	69,408	274,460	315,897
Effect of contingently issuable shares from stock dividends	—	—	1,101,307

Weighted Average Shares Outstanding — Diluted	293,573,472	291,350,468	268,472,150

Schedule of taxable nature of dividend declared

	For the Year Ended December 31,
	2011	2010	2009
Total dividends paid per common share	$3.50	$2.60	$2.70

Percent taxable as ordinary income	98.30%	53.82%	99.3%
Percent taxable as long-term capital gains	1.70%	39.68%	0.7%
Percent nontaxable as return of capital	—	6.50%	—

	100.0%	100.0%	100.0%

Investment Properties (Tables)	12 Months Ended
Dec. 31, 2011
Investment Properties
Schedule of investment properties

	2011	2010
Land	$3,136,981	$2,929,054
Buildings and improvements	26,196,349	24,263,169

Total land, buildings and improvements	29,333,330	27,192,223
Furniture, fixtures and equipment	323,716	316,512

Investment properties at cost	29,657,046	27,508,735
Less — accumulated depreciation	8,388,130	7,711,304

Investment properties at cost, net	$21,268,916	$19,797,431

Construction in progress included above	$464,076	$125,227

Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities
Summary of investments in joint ventures and share of income from such joint ventures, balance sheet

	December 31, 2011	December 31, 2010
BALANCE SHEETS
Assets:
Investment properties, at cost	$20,481,657	$21,236,594
Less — accumulated depreciation	5,264,565	5,126,116

	15,217,092	16,110,478
Cash and cash equivalents	806,895	802,025
Tenant receivables and accrued revenue, net	359,208	353,719
Investment in unconsolidated entities, at equity	133,576	158,116
Deferred costs and other assets	526,101	525,024

Total assets	$17,042,872	$17,949,362

Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness	$15,582,321	$15,937,404
Accounts payable, accrued expenses, intangibles, and deferred revenue	775,733	748,245
Other liabilities	981,711	961,284

Total liabilities	17,339,765	17,646,933
Preferred units	67,450	67,450
Partners' (deficit) equity	(364,343)	234,979

Total liabilities and partners' (deficit) equity	$17,042,872	$17,949,362

Our Share of:
Partners' (deficit) equity	$(32,000)	$146,578
Add: Excess Investment	714,515	757,672

Our net Investment in Joint Ventures	$682,515	$904,250

Scheduled principal payment repayments on joint venture properties' mortgages and other indebtedness

2012	$2,746,336
2013	1,875,642
2014	1,925,553
2015	2,116,162
2016	1,462,915
Thereafter	5,448,606

Total principal maturities	15,575,214
Net unamortized debt premiums and discounts	7,107

Total mortgages and other indebtedness	$15,582,321

Summary of investments in joint ventures and share of income from such joint ventures, statements of operations

	For the Year Ended December 31,
	2011	2010	2009
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,844,774	$1,810,581	$1,813,180
Overage rent	161,993	143,018	127,561
Tenant reimbursements	862,211	870,555	903,009
Other income	175,430	214,728	168,239

Total revenue	3,044,408	3,038,882	3,011,989
Operating Expenses:
Property operating	602,989	595,733	614,968
Depreciation and amortization	737,865	752,014	760,068
Real estate taxes	220,955	230,326	234,506
Repairs and maintenance	76,258	92,490	98,197
Advertising and promotion	57,703	55,952	58,261
Provision for credit losses	8,648	3,934	14,935
Impairment charge	—	—	17,268
Other	227,703	209,635	181,693

Total operating expenses	1,932,121	1,940,084	1,979,896

Operating Income	1,112,287	1,098,798	1,032,093
Interest expense	(813,433)	(812,886)	(826,951)
Loss from unconsolidated entities	(4,644)	(840)	(4,739)
Impairment charge from investments in unconsolidated entities	—	(16,671)	—

Income from Continuing Operations	294,210	268,401	200,403
Income from discontinued joint venture interests	48,154	63,108	58,169
Gain on sale or disposal of assets and interests in unconsolidated entities, net	347,640	39,676	—

Net Income	$690,004	$371,185	$258,572

Third-Party Investors' Share of Net Income	$384,384	$234,799	$170,265

Our Share of Net Income	305,620	136,386	88,307
Amortization of Excess Investment	(50,562)	(48,329)	(55,690)
Our Share of Gain on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	(173,820)	(20,305)	—
Our Share of Impairment Charge from Investments in Unconsolidated Entities	—	8,169	7,603

Income from Unconsolidated Entities	$81,238	$75,921	$40,220

Indebtedness and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Indebtedness and Derivative Financial Instruments Disclosure
Mortgages and other indebtedness

	2011	2010
Fixed-Rate Debt:
Mortgages and other notes, including $54,250 and $31,614 net premiums, respectively. Weighted average interest and maturity of 6.05% and 4.7 years at December 31, 2011.	$5,566,600	$5,485,659
Unsecured notes, including $29,178 and $26,586 net discounts, respectively. Weighted average interest and maturity of 5.76% and 6.8 years at December 31, 2011.	10,640,775	9,985,886

Total Fixed-Rate Debt	16,207,375	15,471,545
Variable-Rate Debt:
Mortgages and other notes, at face value. Weighted average interest and maturity of 1.74% and 0.8 years at December 31, 2011.	1,286,401	1,143,578
Credit Facility (see below)	952,664	858,637

Total Variable-Rate Debt	2,239,065	2,002,215

Total Mortgages and Other Indebtedness	$18,446,440	$17,473,760

Scheduled principal repayments of indebtedness

2012	$1,564,661
2013	1,211,305
2014	1,792,649
2015	1,692,886
2016	4,604,813
Thereafter	7,555,054

Total principal maturities	18,421,368
Net unamortized debt premium and other	25,072

Total mortgages and other indebtedness	$18,446,440

Cash paid for interest in each period, net of any amounts capitalized

	For the Year Ended December 31,
	2011	2010	2009
Cash paid for interest	$979,436	$1,015,989	$994,688

Schedule of fair value of fixed rate mortgages and other indebtedness

	2011	2010
Fair value of fixed-rate mortgages and other indebtedness	$17,905	$16,087
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.60%	4.46%

Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Rentals under Operating Leases
Schedule of future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter

2012	$2,273,866
2013	2,049,321
2014	1,833,426
2015	1,575,756
2016	1,328,790
Thereafter	3,445,759

$12,506,918

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Schedule of Limited Partners' Preferred Interests in the Operating Partnership and Other Noncontrolling Redeemable Interests in Properties

	2011	2010
7.50% Cumulative Redeemable Preferred Units, 260,000 units authorized, 255,373 issued and outstanding	$25,537	$25,537
Other noncontrolling redeemable interests in properties	242,408	59,932

Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$267,945	$85,469

Schedule of restricted stock awards

	For the Year Ended December 31,
	2011	2010	2009
Restricted stock shares awarded during the year, net of forfeitures	116,885	116,726	254,227
Weighted average fair value of shares granted during the year	$110.12	$85.17	$29.44
Amortization expense	$14,018	$16,839	$22,870

Schedule of Director Options and Employee Options activity

	Options	Weighted Average Exercise Price Per Share
Shares under option at December 31, 2008	724,632	$30.18

Granted	—	—
Exercised	(181,850)	25.52
Forfeited	(37,100)	70.73

Shares under option at December 31, 2009	505,682	$28.88

Granted	—	—
Exercised, none were forfeited during the period	(178,683)	23.03

Shares under option at December 31, 2010	326,999	$29.75

Granted	—	—
Exercised, none were forfeited during the period	(324,720)	29.61

Shares under option at December 31, 2011	2,279	$50.17

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of ground lease expense incurred, included in other expense

	For the Year Ended December 31,
	2011	2010	2009
Ground lease expense	$42,284	$36,750	$32,086

Schedule of future minimum lease payments due under ground leases

2012	$26,193
2013	26,627
2014	26,593
2015	27,272
2016	27,442
Thereafter	851,184

$985,311

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Schedule of related party transactions

	For the Year Ended December 31,
	2011	2010	2009
Amounts charged to unconsolidated joint ventures	$125,306	$118,905	$120,866
Amounts charged to properties owned by related parties	4,353	4,308	4,522

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Schedule of quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Total revenue	$1,019,874	$1,040,861	$1,074,360	$1,171,337
Operating income	450,890	467,572	483,598	533,082
Consolidated income from continuing operations	219,666	250,522	333,781	441,931
Net income available to common stockholders	179,412	205,121	274,000	362,929
Net income per share — Basic	0.61	0.70	0.93	1.24
Net income per share — Diluted	0.61	0.70	0.93	1.24
Weighted average shares outstanding	293,080,205	293,367,771	293,735,663	293,821,920
Diluted weighted average shares outstanding	293,290,496	293,402,353	293,758,135	293,832,555
2010
Total revenue	$925,071	$933,566	$979,275	$1,119,718
Operating income	426,916	415,467	397,794	504,062
Consolidated income from continuing operations	20,754	185,152	280,532	267,076
Net income available to common stockholders	9,373	152,504	230,624	217,923
Net income per share — Basic	$0.03	$0.52	$0.79	$0.74
Net income per share — Diluted	$0.03	$0.52	$0.79	$0.74
Weighted average shares outstanding	286,124,631	292,323,804	292,830,418	292,931,101
Diluted weighted average shares outstanding	286,438,373	292,613,735	293,089,128	293,160,767

Organization (Details)	Dec. 31, 2011 state property
U.S. and Puerto Rico
Owned, developed and managed retail properties:
Number of income-producing properties	326
Number of U.S. states containing property locations	41
U.S. and Puerto Rico | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	36
U.S. and Puerto Rico | Regional Malls
Owned, developed and managed retail properties:
Number of income-producing properties	151
U.S. and Puerto Rico | Regional Malls | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	16
U.S. and Puerto Rico | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	58
U.S. and Puerto Rico | Community/Lifestyle Centers
Owned, developed and managed retail properties:
Number of income-producing properties	66
U.S. and Puerto Rico | Community/Lifestyle Centers | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	4
U.S. and Puerto Rico | Other shopping centers or outlet centers
Owned, developed and managed retail properties:
Number of income-producing properties	15
U.S. and Puerto Rico | The Mills | The Mills acquisition
Owned, developed and managed retail properties:
Number of income-producing properties	16
Italy | Other shopping centers or outlet centers
Owned, developed and managed retail properties:
Number of income-producing properties	45
Japan | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	8
Mexico | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	1
South Korea | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	2
Malaysia | Premium Outlet Centers
Owned, developed and managed retail properties:
Number of income-producing properties	1

Basis of Presentation and Consolidation (Details)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2009
Properties:
Percentage of control below which a property is not wholly owned but may be consolidated based on control	100.00%
Wholly owned properties included in consolidation	219
Partially owned properties included in consolidation	20
Total number of joint venture properties	144
Number of joint venture properties managed by the entity	85
Number of International joint venture properties	57
Number of joint venture properties managed by others	59
Ownership interest:
Weighted average ownership percentage in the Operating Partnership	82.90%	83.20%	82.40%
Ownership percentage in the Operating Partnership	82.80%	82.90%

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Properties
Capitalized interest	$ 5,815	$ 3,715	$ 14,502
Discontinued Operations
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	216,629	321,036	(30,108)
Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Useful life, building and building improvements (in years)	10
Useful life, fixtures and equipment (in years)	7
Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Useful life, building and building improvements (in years)	40
Useful life, fixtures and equipment (in years)	10
Sale of Consolidated Properties
Discontinued Operations
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	$ 42,400	$ 5,700	$ (9,800)
Net gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, per diluted share (in dollars per share)	$ 0.12

Summary of Significant Accounting Policies (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Marketable and Non-Marketable Securities
Value of non-marketable security accounted for under the cost method	$ 105,100,000	$ 72,400,000
Unrealized (losses) gains on marketable securities	41,861,000	79,292,000
Available for sale securities | Securities in captive insurance subsidiary portfolio | Maximum
Marketable and Non-Marketable Securities
Investment maturity period (in years)	10
Available for sale securities | Securities in captive insurance subsidiary portfolio | Minimum
Marketable and Non-Marketable Securities
Investment maturity period (in years)	1
Available for sale securities | Liberty
Marketable and Non-Marketable Securities
Other-than temporary impairment on investment			140,500,000
Impairment charge per diluted share			$ 0.44
Other-than-temporary impairment on an investment, reclassified to earnings from accumulated other comprehensive incomes (losses)			140,500,000
Aggregate unrealized gain (loss) on available-for-sale investments, net	39,700,000	79,000,000
Available for sale securities | CSCG
Marketable and Non-Marketable Securities
Number of shares owned	35.4
Market value of investments	170,700,000	228,400,000
Available for sale securities | CAPC
Marketable and Non-Marketable Securities
Number of shares owned	35.4
Market value of investments	100,900,000	82,400,000
Held-to-maturity securities
Marketable and Non-Marketable Securities
Investments used to fund debt service requirements	$ 24,900,000	$ 24,900,000

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement:
Interest rate swap agreements, gross asset value	$ 14.9
Level 1
Fair Value Measurement:
Marketable securities with Level 1 fair value inputs	417	511.3
Level 2
Fair Value Measurement:
Interest rate swap agreements, gross liability balance	$ 12.2	$ 27.6

Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Disclosure
Number of reportable segments	1
Deferred costs and other assets
Deferred financing and lease costs, net	$ 308,380	$ 298,674
In-place lease intangibles, net	200,098	150,199
Acquired above market lease intangibles, net	75,950	12,466
Marketable securities of our captive insurance companies	100,721	90,963
Goodwill	20,098	20,098
Other marketable securities	316,307	420,356
Loans held for investment	162,832	395,934
Prepaids, notes receivable and other assets, net	449,158	406,749
Deferred costs and other assets	1,633,544	1,795,439
Deferred Financing and Lease Costs
Deferred financing and lease costs, gross	528,273	461,315
Accumulated amortization	(219,893)	(162,641)
Deferred financing and lease costs, net	308,380	298,674
Amortization, included in statements of operations and comprehensive income
Amortization of deferred financing costs	28,697	27,806	20,408
Amortization of debt premiums, net of discounts	(8,439)	(9,066)	(10,627)
Amortization of deferred leasing costs	$ 43,110	$ 34,801	$ 32,744

Summary of Significant Accounting Policies (Details 5) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 Y M Loan	Dec. 31, 2010 Loan	Dec. 31, 2011 Two real estate developments	Dec. 31, 2011 Two real estate developments	Dec. 09, 2011 Two real estate developments
Loans Held for Investment
Number of mortgage and mezzanine loans secured by real estate	3	6
Aggregate carrying values of mortgages and mezzanine loans	$ 162,832,000	$ 395,934,000
Weighted average maturity period (in months)	6
Amortization period for payments of interest and principal on mortgage notes and mezzanine loans (in years)	30
Interest rates on mortgage notes and mezzanine loans, minimum (as a percent)	5.90%
Interest rates on mortgage notes and mezzanine loans, maximum (as a percent)	7.00%
Weighted average interest rates on mortgage notes and mezzanine loans (as a percent)	6.30%
Interest income on loans held for investment	24,300,000	4,600,000
Business acquisition
Number of real estate assets				$ 2
Interest rate on secured loan (as a percent)				7.00%
Amount drawn on secured loan			50,700,000	50,700,000
Payment to acquire equity interest			$ 88,800,000
Ownership interest (as a percent)					50.00%

Summary of Significant Accounting Policies (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2012	$ 14,972,000
2013	10,895,000
2014	7,233,000
2015	6,167,000
2016	5,249,000
Thereafter	13,946,000
Total	58,462,000
In-place lease intangibles
Intangible Assets
Average life of in-place lease intangibles (in years)	4.4
Lease intangibles assets, gross	245,844,000	211,541,000
Accumulated amortization	(45,746,000)	(61,342,000)
Lease intangibles assets, net	200,098,000	150,199,000
Above and below market leases
Intangible Assets
Weighted average remaining life of intangible (in years)	4.0
Amount of amortization expenses	17,600,000	15,200,000	20,000,000
Below Market Leases
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2012	29,184,000
2013	23,612,000
2014	18,300,000
2015	15,842,000
2016	14,046,000
Thereafter	33,428,000
Total	134,412,000	39,000,000
Above Market Leases
Intangible Assets
Lease intangibles assets, gross	178,564,000	104,690,000
Accumulated amortization	(102,614,000)	(92,224,000)
Lease intangibles assets, net	75,950,000	12,466,000
Estimated future amortization, and the increasing (decreasing) effect on minimum rents
2012	(14,212,000)
2013	(12,717,000)
2014	(11,067,000)
2015	(9,675,000)
2016	(8,797,000)
Thereafter	(19,482,000)
Total	$ (75,950,000)

Summary of Significant Accounting Policies (Details 7)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Interest rate swap USD ($) instrument	Dec. 31, 2010 Interest rate swap USD ($)	Dec. 31, 2011 Interest rate cap USD ($) instrument	Dec. 31, 2011 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2010 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2009 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2011 USD-Yen currency forward contract USD ($)	Dec. 31, 2011 USD-Euro currency forward contract EUR (€)
Derivative financial instruments
Number of Instruments			3		3
Notional Amount			$ 485,800,000		$ 381,300,000
Interest rate derivative liability, fair value			10,000,000	19,500,000
Gross accumulated other comprehensive income (loss) related to derivative activities	115,833,000	40,069,000
Foreign currency contract, notional amount entered into during period						3,800,000,000	1,700,000,000	3,000,000,000		141,300,000
Notional amount, foreign currency derivatives (in Japanese Yen)						2,600,000,000
Liability balance, foreign exchange forward contracts									2,200,000
Asset value of forwards included in deferred costs and other assets	$ 14,900,000

Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling interests, carrying amounts, reclassified to permanent equity:
Limited partners' interests in the Operating Partnership	$ 953,622	$ 983,887
Nonredeemable noncontrolling deficit interests in properties, net	(59,000)	(180,915)
Total noncontrolling interests reflected in equity	$ 894,622	$ 802,972	$ 724,825

Summary of Significant Accounting Policies (Details 9) (USD $)	12 Months Ended								12 Months Ended														12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Minimum	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Capital in Excess of Par Value	Dec. 31, 2010 Capital in Excess of Par Value	Dec. 31, 2009 Capital in Excess of Par Value	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Dec. 31, 2008 Accumulated Deficit	Dec. 31, 2011 Common Stock Held in Treasury	Dec. 31, 2010 Common Stock Held in Treasury	Dec. 31, 2009 Common Stock Held in Treasury	Dec. 31, 2008 Common Stock Held in Treasury	Dec. 31, 2011 Noncontrolling interests	Dec. 31, 2010 Noncontrolling interests	Dec. 31, 2009 Noncontrolling interests
Noncontrolling interests:
Balance	$ 5,633,752,000	$ 5,182,962,000	$ 3,101,967,000		$ 30,000	$ 30,000	$ 29,000	$ 24,000	$ 6,530,000	$ (3,088,000)	$ (165,066,000)	$ 8,059,852,000	$ 7,547,959,000	$ 5,410,147,000	$ (3,251,740,000)	$ (3,114,571,000)	$ (2,955,671,000)	$ (2,491,929,000)	$ (152,541,000)	$ (166,436,000)	$ (176,796,000)	$ (186,210,000)	$ 802,972,000	$ 724,825,000	$ 488,969,000
Net income attributable to noncontrolling interests after preferred distributions and income attributable to redeemable noncontrolling interests in consolidated properties																							210,240,000	134,161,000	65,970,000
Distributions to noncontrolling interest holders																							(212,526,000)	(178,082,000)	(184,568,000)
Other comprehensive income (loss) allocable to noncontrolling interests:
Unrealized loss on interest rate hedge agreements	(91,933,000)	(3,493,000)	(27,999,000)																				(15,814,000)	(309,000)	(3,897,000)
Net loss on derivative instruments reclassified from accumulated other comprehensive income (loss) into interest expense	16,169,000	15,769,000	14,754,000																				2,774,000	2,689,000	2,597,000
Currency translation adjustments	(8,462,000)	(20,590,000)	(8,244,000)																				(1,484,000)	(3,452,000)	(1,385,000)
Changes in available-for-sale securities and other	(37,431,000)	19,934,000	224,694,000																				(6,340,000)	3,074,000	43,912,000
Other comprehensive income (loss)	(121,657,000)	11,620,000	203,205,000						(100,793,000)	9,618,000	161,978,000												(20,864,000)	2,002,000	41,227,000
Adjustment to limited partners' interest from (decreased) increased ownership in the Operating Partnership																							(36,032,000)	(103,728,000)	162,732,000
Units issued to limited partners												0											9,084,000	213,861,000	174,458,000
Units exchanged for common shares												9,465,000	3,866,000	24,033,000									(9,465,000)	(3,866,000)	(24,033,000)
Noncontrolling interests in newly consolidated properties and other																							151,213,000	13,799,000	70,000
Balance	5,544,288,000	5,633,752,000	5,182,962,000		30,000	30,000	29,000	24,000	(94,263,000)	6,530,000	(3,088,000)	8,103,133,000	8,059,852,000	7,547,959,000	(3,251,740,000)	(3,114,571,000)	(2,955,671,000)	(2,491,929,000)	(152,541,000)	(166,436,000)	(176,796,000)	(186,210,000)	894,622,000	802,972,000	724,825,000
Non-cash distributions, paid in units																									133,700,000
Income Taxes
Period of ineligibility to be taxed as a REIT if REIT status is lost (in years)	4
Deferred tax assets related to TRS subsidiaries, net	5,600,000	9,000,000
Percentage of taxable income required to be distributed to stockholders in order to maintain the REIT status				90.00%
Percentage of taxable income required to be distributed to stockholders to be not liable for federal corporate income taxes				100.00%
Accumulated other comprehensive income (loss)
Cumulative translation adjustments	(39,820,000)	(31,358,000)
Accumulated derivative losses, net	(115,833,000)	(40,069,000)
Net unrealized gains (losses) on marketable securities, net	41,861,000	79,292,000
Total accumulated other comprehensive loss	(113,792,000)	7,865,000
Less: Accumulated other comprehensive income attributable to noncontrolling interests	19,529,000	(1,335,000)
Total accumulated other comprehensive loss net of noncontrolling interests	(94,263,000)	6,530,000
Revenue Recognition
Leases for which fixed payment is received for CAM component (as a percent)	89.00%
Management fees and other revenues
Insurance reserve for insurance subsidiaries and other self-insurance programs	115,100,000	116,200,000
Activity in the allowance for credit losses
Balance, beginning of period	31,650,000	45,187,000	44,650,000
Consolidation of previously unconsolidated entities	860,000	426,000
Provision for credit losses	6,505,000	3,130,000	22,655,000
Accounts written off, net of recoveries	(11,515,000)	(17,093,000)	(22,118,000)
Balance, end of period	27,500,000	31,650,000	45,187,000
Transaction Expenses
Transaction expenses		$ 68,972,000	$ 5,697,000

Real Estate Acquisitions, Disposals, and Impairment (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended						12 Months Ended							1 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2011 property	Dec. 31, 2011 property Y	Dec. 31, 2010	Dec. 31, 2009 land	Dec. 09, 2011	Aug. 25, 2011	May 28, 2010	Dec. 31, 2011 Sale of Consolidated Properties	Dec. 31, 2010 Sale of Consolidated Properties	Dec. 31, 2009 Sale of Consolidated Properties	Dec. 31, 2011 Regional Malls property	Dec. 31, 2010 Regional Malls	Dec. 31, 2010 Other Retail Property property	Dec. 31, 2009 Other Retail Property property	Aug. 31, 2010 Prime Outlets Acquisition Company and Affiliated Entities property	Aug. 30, 2010 Prime Outlets Acquisition Company and Affiliated Entities	Dec. 31, 2011 Non-Retail Building property	Jul. 19, 2011 ABQ Uptown	Aug. 31, 2011 King of Prussia	Aug. 25, 2011 King of Prussia
Real Estate Acquisitions and Dispositions
Joint venture ownership percentage		50.00%			50.00%
Number of consolidated properties received in distribution		6
Gain due to acquisition of controlling interest		$ 168,300,000																	$ 82,900,000
Gain/ (loss) due to acquisition of controlling interest									5,700,000			13,000,000
Additional business acquisition, percentage of ownership acquired							19.00%											100.00%		83.75%
Initial Investment Percentage of Business Acquired							31.50%
Cumulative Investment Ownership Percentage							50.40%													96.10%
Acquisition, number of outlet centers acquired															21
Cost of acquisition including assumption of debt																2,300,000,000
Mortgage indebtedness assumed						160,100,000										1,200,000,000				160,100,000
Mortgage indebtedness repaid															310,700,000
Percentage of consideration paid in cash															80.00%
Percentage of consideration paid in units															20.00%
Operating partnership capital account units, issued																1.7
Operating partnership capital account, amount																154,500,000
Revision to purchase price allocation, maximum measurement period (in years)		1
Number of properties disposed													3
Net proceeds from sale of assets and interest in unconsolidated entities		136,013,000	301,425,000	33,106,000				136,000,000	5,800,000	3,900,000
Number of consolidated properties sold													4	4
Gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net		216,629,000	321,036,000	(30,108,000)				42,400,000	5,700,000	(9,800,000)
Number of land parcels written down				5
Impairment charges			8,169,000	240,050,000
Non-cash impairment charges, net of tax				228,600,000
Non-cash impairment charges, tax effect				5,800,000
Aggregate carrying value of consolidated properties disposed of								355,400,000	91,400,000	13,700,000
Debt obligation related to consolidated properties disposed of								177,000,000	91,300,000
Share of noncontrolling interest holders in non-cash impairment charges				5,700,000
Aggregate cash purchase price for acquisition		$ 1,180,000,000
Number of real estate assets impacting impairment charge due to adjustment in carrying value											1						2
Number of unconsolidated properties held by our joint venture	9

Per Share Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Data
Net Income attributable to Common Stockholders - Basic	$ 362,929	$ 274,000	$ 205,121	$ 179,412	$ 217,923	$ 230,624	$ 152,504	$ 9,373	$ 91,543	$ 105,547	$ (20,760)	$ 106,768	$ 1,021,462	$ 610,424	$ 283,098
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options													39	97	50
Net Income attributable to Common Stockholders - Diluted													$ 1,021,501	$ 610,521	$ 283,148
Weighted Average Shares Outstanding - Basic	293,821,920	293,735,663	293,367,771	293,080,205	292,931,101	292,830,418	292,323,804	286,124,631	283,967,587	281,430,338	268,289,545	235,908,551	293,504,064	291,076,008	267,054,946
Effect of stock options (in shares)													69,408	274,460	315,897
Effect of contingently issuable shares from stock dividends															1,101,307
Weighted Average Shares Outstanding - Diluted (in shares)	293,832,555	293,758,135	293,402,353	293,290,496	293,160,767	293,089,128	292,613,735	286,438,373	284,595,548	282,474,292	268,289,545	236,128,461	293,573,472	291,350,468	268,472,150
Dividends paid per common share													$ 3.5	$ 2.6	$ 2.7
Percent taxable as ordinary income													98.30%	53.82%	99.30%
Percent taxable as long-term capital gains													1.70%	39.68%	0.70%
Percent nontaxable as return of capital														6.50%
Total percentage of dividends paid													100.00%	100.00%	100.00%

Investment Properties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Properties
Land	$ 3,136,981	$ 2,929,054
Buildings and improvements	26,196,349	24,263,169
Total land, buildings and improvements	29,333,330	27,192,223
Furniture, fixtures and equipment	323,716	316,512
Investment properties at cost	29,657,046	27,508,735
Less - accumulated depreciation	8,388,130	7,711,304
Investment properties net	21,268,916	19,797,431
Construction in progress, included above	$ 464,076	$ 125,227

Investments in Unconsolidated Entities (Details)	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended
	Apr. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 09, 2011	Dec. 31, 2011 United States joint ventures property	Dec. 31, 2010 United States joint ventures property	May 31, 2010 Nashville, TN USD ($)	Dec. 31, 2011 Nashville, TN USD ($)	Dec. 31, 2011 European joint ventures property	Jul. 31, 2010 Simon Ivanhoe USD ($)	Jul. 31, 2010 Simon Ivanhoe EUR (€)	Dec. 31, 2011 GCI USD ($)	Dec. 31, 2010 GCI USD ($)	Dec. 31, 2011 Japan joint ventures USD ($) property	Dec. 31, 2010 Japan joint ventures USD ($)	Dec. 31, 2009 China joint ventures USD ($)	Dec. 31, 2011 Mexico joint venture property	Dec. 31, 2011 South Korea joint ventures USD ($) property	Dec. 31, 2010 South Korea joint ventures USD ($)	Dec. 31, 2011 Malaysia joint venture property
Real Estate Joint Ventures
Number of income-producing properties						87	101			45					8			1	2		1
International Joint Venture Investments
Ownership interest (as a percent)								50.00%					49.00%		40.00%		32.50%		50.00%
Investment in unconsolidated entities, at equity		$ 1,378,084,000	$ 1,390,105,000										$ 331,900,000	$ 330,100,000	$ 349,500,000	$ 340,800,000			$ 43,800,000	$ 35,700,000
Insurance proceeds funded by insurers								50,000,000
Excess insurance carrier, minimum coverage								50,000,000
Additional insurance proceeds requested								150,000,000	120,000,000
Consideration received by joint venture partners from sale of Simon Ivanhoe (in euros)												422,500,000
Proceeds from sale of interest in joint venture																	29,000,000
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net		(216,629,000)	(321,036,000)	30,108,000							281,000,000						20,000,000
(Loss) gain on sale of assets and interests in unconsolidated entities	$ 7,800,000
Joint venture ownership percentage		50.00%			50.00%

Investments in Unconsolidated Entities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans To SPG-FCM
Loan receivable from SPG-FCM	$ 651,000,000	$ 651,000,000
Base interest rate for loans to SPG-FCM and Mills	LIBOR
Basis points added to base rate for remaining loan to SPG-FCM (as a percent)	2.75%
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	9,800,000	9,900,000	9,300,000
Financing fee income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 1,000,000	$ 900,000	$ 3,700,000

Investments in Unconsolidated Entities (Details 3) (USD $)	1 Months Ended		3 Months Ended												12 Months Ended			30 Months Ended
	Oct. 31, 2010	Dec. 31, 2009 property	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 12, 2012	Dec. 31, 2008
Assets:
Investment properties at cost			$ 29,657,046,000				$ 27,508,735,000								$ 29,657,046,000	$ 27,508,735,000
Less - accumulated depreciation			8,388,130,000				7,711,304,000								8,388,130,000	7,711,304,000
Investment properties net			21,268,916,000				19,797,431,000								21,268,916,000	19,797,431,000
Cash and cash equivalents		3,957,718,000	798,650,000				796,718,000				3,957,718,000				798,650,000	796,718,000	3,957,718,000		773,544,000
Tenant receivables and accrued revenue, net			486,731,000				426,736,000								486,731,000	426,736,000
Investment in unconsolidated entities, at equity			1,378,084,000				1,390,105,000								1,378,084,000	1,390,105,000
Deferred costs and other assets			1,633,544,000				1,795,439,000								1,633,544,000	1,795,439,000
Total assets			26,216,925,000				24,857,429,000								26,216,925,000	24,857,429,000
Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness		18,630,302,000	18,446,440,000				17,473,760,000				18,630,302,000				18,446,440,000	17,473,760,000	18,630,302,000
Accounts payable, accrued expenses, intangibles, and deferred revenues			1,091,712,000				993,738,000								1,091,712,000	993,738,000
Total liabilities			20,404,692,000				19,138,208,000								20,404,692,000	19,138,208,000
Total liabilities and equity			26,216,925,000				24,857,429,000								26,216,925,000	24,857,429,000
Debt Maturity and Other
2012			1,564,661,000												1,564,661,000
2013			1,211,305,000												1,211,305,000
2014			1,792,649,000												1,792,649,000
2015			1,692,886,000												1,692,886,000
2016			4,604,813,000												4,604,813,000
Thereafter			7,555,054,000												7,555,054,000
Total principal maturities			18,421,368,000												18,421,368,000
Net unamortized debt premiums and discounts			25,072,000												25,072,000
Total mortgages and other indebtedness		18,630,302,000	18,446,440,000				17,473,760,000				18,630,302,000				18,446,440,000	17,473,760,000	18,630,302,000
Revenue:
Minimum rent															2,664,724,000	2,429,519,000	2,316,838,000
Overage rent															140,842,000	110,621,000	84,922,000
Tenant reimbursements															1,177,269,000	1,083,780,000	1,062,227,000
Other income															195,587,000	212,503,000	187,170,000
Total revenue			1,171,337,000	1,074,360,000	1,040,861,000	1,019,874,000	1,119,718,000	979,275,000	933,566,000	925,071,000	1,028,180,000	924,932,000	903,612,000	918,492,000	4,306,432,000	3,957,630,000	3,775,216,000
Operating Expenses:
Property operating															436,571,000	414,264,000	425,703,000
Depreciation and amortization															1,065,946,000	982,820,000	997,598,000
Real estate taxes															369,755,000	345,960,000	333,957,000
Repairs and maintenance															113,496,000	102,425,000	91,736,000
Advertising and promotion															107,002,000	97,194,000	93,565,000
Provision for credit losses															6,505,000	3,130,000	22,655,000
Impairment charge																	197,353,000
Other															97,078,000	68,045,000	72,088,000
Total operating expenses															2,371,290,000	2,213,391,000	2,368,524,000
Operating Income			533,082,000	483,598,000	467,572,000	450,890,000	504,062,000	397,794,000	415,467,000	426,916,000					1,935,142,000	1,744,239,000	1,406,692,000
Interest expense															(983,526,000)	(1,027,091,000)	(992,065,000)
Third-Party Investors' Share of Net Income															384,384,000	234,799,000	170,265,000
Our Share of Net Income															305,620,000	136,386,000	88,307,000
Amortization of Excess Investment															(50,562,000)	(48,329,000)	(55,690,000)
Our Share of Gain on Sale or Disposal of Assets and Interests in unconsolidated entities (net)															(173,820,000)	(20,305,000)
Our Share of Impairment Charge from Investments in Unconsolidated Entities		7,600,000														(8,169,000)	(7,603,000)	8,169,000
Impairment charge from investments in unconsolidated entities	8,200,000	35,100,000														8,169,000	42,697,000
Regional malls with impairment charges		1
Non-retail real estate assets with impairment charges		1
Real Estate joint ventures
Assets:
Investment properties at cost			20,481,657,000				21,236,594,000								20,481,657,000	21,236,594,000
Less - accumulated depreciation			5,264,565,000				5,126,116,000								5,264,565,000	5,126,116,000
Investment properties net			15,217,092,000				16,110,478,000								15,217,092,000	16,110,478,000
Cash and cash equivalents			806,895,000				802,025,000								806,895,000	802,025,000
Tenant receivables and accrued revenue, net			359,208,000				353,719,000								359,208,000	353,719,000
Investment in unconsolidated entities, at equity			133,576,000				158,116,000								133,576,000	158,116,000
Deferred costs and other assets			526,101,000				525,024,000								526,101,000	525,024,000
Total assets			17,042,872,000				17,949,362,000								17,042,872,000	17,949,362,000
Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness			15,582,321,000				15,937,404,000								15,582,321,000	15,937,404,000
Accounts payable, accrued expenses, intangibles, and deferred revenues			775,733,000				748,245,000								775,733,000	748,245,000
Other liabilities			981,711,000				961,284,000								981,711,000	961,284,000
Total liabilities			17,339,765,000				17,646,933,000								17,339,765,000	17,646,933,000
Preferred units			67,450,000				67,450,000								67,450,000	67,450,000
Partners' (deficit) equity			(364,343,000)				234,979,000								(364,343,000)	234,979,000
Total liabilities and equity			17,042,872,000				17,949,362,000								17,042,872,000	17,949,362,000
Our Share of:
Partners' (deficit) equity			(32,000,000)				146,578,000								(32,000,000)	146,578,000
Add: Excess Investment			714,515,000				757,672,000								714,515,000	757,672,000
Our net Investment in Joint Ventures			682,515,000				904,250,000								682,515,000	904,250,000
Life of joint ventures with excess investment (in years)			40												40
Debt Maturity and Other
2012			2,746,336,000												2,746,336,000
2013			1,875,642,000												1,875,642,000
2014			1,925,553,000												1,925,553,000
2015			2,116,162,000												2,116,162,000
2016			1,462,915,000												1,462,915,000
Thereafter			5,448,606,000												5,448,606,000
Total principal maturities			15,575,214,000												15,575,214,000
Net unamortized debt premiums and discounts			7,107,000												7,107,000
Total mortgages and other indebtedness			15,582,321,000				15,937,404,000								15,582,321,000	15,937,404,000
Interest rate, low end of range (as a percent)															0.49%
Interest rate, high end of range (as a percent)															9.35%
Weighted average interest rate (as a percent)			5.02%												5.02%
Revenue:
Minimum rent															1,844,774,000	1,810,581,000	1,813,180,000
Overage rent															161,993,000	143,018,000	127,561,000
Tenant reimbursements															862,211,000	870,555,000	903,009,000
Other income															175,430,000	214,728,000	168,239,000
Total revenue															3,044,408,000	3,038,882,000	3,011,989,000
Operating Expenses:
Property operating															602,989,000	595,733,000	614,968,000
Depreciation and amortization															737,865,000	752,014,000	760,068,000
Real estate taxes															220,955,000	230,326,000	234,506,000
Repairs and maintenance															76,258,000	92,490,000	98,197,000
Advertising and promotion															57,703,000	55,952,000	58,261,000
Provision for credit losses															8,648,000	3,934,000	14,935,000
Impairment charge																	17,268,000
Other															227,703,000	209,635,000	181,693,000
Total operating expenses															1,932,121,000	1,940,084,000	1,979,896,000
Interest expense															(813,433,000)	(812,886,000)	(826,951,000)
Impairment charge from investments in unconsolidated entities																(16,671,000)
Income from Continuing Operations															294,210,000	268,401,000	200,403,000
Income from discontinued joint venture interests															48,154,000	63,108,000	58,169,000
Gain on sale of or disposal of assets and interests in unconsolidated entities, net															347,640,000	39,676,000
Net Income															690,004,000	371,185,000	258,572,000
Gain (loss) from unconsolidated entities															$ 81,238,000	$ 75,921,000	$ 40,220,000

Indebtedness and Derivative Financial Instruments (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011 property	Aug. 25, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2010 Secured Debt	Dec. 31, 2011 Secured Debt property Y	Dec. 31, 2010 Secured Debt	Dec. 31, 2011 Secured Debt Mortgages property	Jan. 31, 2010 Unsecured Debt Y	Jan. 26, 2010 Unsecured Debt	Dec. 31, 2011 Unsecured Debt Senior unsecured notes Y	Dec. 31, 2010 Unsecured Debt Senior unsecured notes	Dec. 31, 2011 Unsecured Debt Senior unsecured notes Maximum	Dec. 31, 2011 Unsecured Debt Senior unsecured notes Minimum	Jan. 31, 2010 Unsecured Debt Senior unsecured notes tendered January 12, 2010 series	Jan. 31, 2010 Unsecured Debt Senior unsecured notes issue closed January 25, 2010 Y	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 4.20% due 2015	Jan. 25, 2010 Unsecured Debt Senior unsecured notes 4.20% due 2015	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 5.65% due 2020	Jan. 25, 2010 Unsecured Debt Senior unsecured notes 5.65% due 2020	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 6.75% due 2040	Jan. 25, 2010 Unsecured Debt Senior unsecured notes 6.75% due 2040	Aug. 31, 2010 Unsecured Debt Senior unsecured notes tendered August 9, 2010 series Y	Aug. 17, 2010 Unsecured Debt Senior unsecured notes tendered August 9, 2010	Aug. 31, 2010 Unsecured Debt Senior unsecured notes issue closed August 16, 2010	Aug. 16, 2010 Unsecured Debt Senior unsecured notes issue closed August 16, 2010	Nov. 30, 2011 Unsecured Debt Senior unsecured notes 2.8% due 2017	Nov. 10, 2011 Unsecured Debt Senior unsecured notes 2.8% due 2017	Nov. 30, 2011 Unsecured Debt Senior unsecured notes 4.13% due 2021	Nov. 10, 2011 Unsecured Debt Senior unsecured notes 4.13% due 2021	Oct. 31, 2011 Unsecured Debt Credit Facility	Dec. 31, 2011 Unsecured Debt Credit Facility	Oct. 05, 2011 Unsecured Debt Credit Facility BasisPoint	Dec. 31, 2010 Unsecured Debt Credit Facility	Dec. 31, 2011 Unsecured Debt New Unsecured Credit Facility BasisPoint	Dec. 31, 2010 Unsecured Debt New Unsecured Credit Facility	Dec. 31, 2011 Unsecured Debt Letter of Credit
Fixed-Rate Debt:
Fixed-rate mortgages and other indebtedness	$ 16,207,375,000		$ 15,471,545,000			$ 5,566,600,000	$ 5,485,659,000				$ 10,640,775,000	$ 9,985,886,000
Weighted-average interest rate, fixed-rate debt (as a percent)						6.05%					5.76%
Net premiums						54,250,000	31,614,000
Net discount											29,178,000	26,586,000
Weighted average maturity period, fixed-rate debt (in years)						4.7					6.8
Variable-Rate Debt:
Variable-rate mortgages and other indebtedness	2,239,065,000		2,002,215,000			1,286,401,000	1,143,578,000
Weighted average interest rate, variable-rate debt (as a percent)						1.74%
Credit facility, amount outstanding																																952,664,000		858,637,000
Weighted average maturity period, variable-rate debt (in years)						0.8
Total Mortgages and Other Indebtedness	18,446,440,000		17,473,760,000	18,630,302,000		6,800,000,000	6,600,000,000	459,000,000			10,700,000,000
Number of non-recourse mortgage notes under which the Company and subsidiaries are borrowers	89
Number of cross-defaulted and cross-collateralized mortgage pools	10
Total number of properties pledged as collateral for cross defaulted and cross collateralized mortgages	44
Credit facility, maximum borrowing capacity																																3,000,000,000	4,000,000,000
Line of credit facility, expanded maximum borrowing capacity in terms of accordion feature																																			4,000,000,000	4,000,000,000
Reference rate					LIBOR																										LIBOR				LIBOR
Interest added to reference rate (in basis points)																																			10000.00%
Facility fee (in basis points)																																			15
Credit facility, maximum amount outstanding																																862,200,000
Credit facility, weighted average amount outstanding																																580,400,000
Foreign currency denominated credit facilities outstanding																																			287,700,000
Letters of credit outstanding																																					33,300,000
Number of series of notes repaid															10								3
Principal amount of cash tender offer										2,300,000,000														1,330,000,000
Debt instrument weighted average duration (in years)									2							14.4							3.5
Debt instrument weighted average interest rate (as a percent)						6.64%			5.76%						4.35%	5.69%							6.06%
Proceeds from senior unsecured notes																2,250,000,000	400,000,000		1,250,000,000		600,000,000				900,000,000
Interest rate on debt (as a percent)													8.25%	5.00%				4.20%		5.65%		6.75%				4.38%		2.80%		4.13%
Charge to earning as a result of tender offer																165,600,000							185,100,000
Number of unencumbered properties on repayment of debt						6
Repayment of mortgage loans						368,200,000
Remaining mortgage loans						1,200,000,000
Credit facility, increased borrowing capacity																																	5,000,000,000
Additional facility fee (in basis points)																																	15
Multi-currency tranche																																	2,000,000,000
Redemption of debt at par											542,500,000
Additional senior unsecured notes, issued																											500,000,000		700,000,000
Mortgage indebtedness assumed		$ 160,100,000
Number of consolidated properties received in distribution	6							4

Indebtedness and Derivative Financial Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Maturity and Other
2012	$ 1,564,661,000
2013	1,211,305,000
2014	1,792,649,000
2015	1,692,886,000
2016	4,604,813,000
Thereafter	7,555,054,000
Total principal maturities	18,421,368,000
Net unamortized debt premiums and discounts	25,072,000
Total mortgages and other indebtedness	18,446,440,000	17,473,760,000	18,630,302,000
Cash paid for interest	979,436,000	1,015,989,000	994,688,000
Fair value of fixed-rate mortgages and other indebtedness	17,905,000	16,087,000
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages (as a percent)	3.60%	4.46%
Carrying value of fixed-rate mortgages and other indebtedness	15,900,000,000	14,800,000,000
Derivative financial instruments
Unamortized balance of benefits from treasury and interest rate hedge agreements	89,700,000
Amount expected to be reclassified from accumulated other comprehensive loss to earnings within the next year	21,200,000
Accumulated derivative losses from joint venture	14,000,000	20,900,000
Interest rate swap
Derivative financial instruments
Interest rate derivative liability, fair value	10,000,000	19,500,000
Notional Amount	485,800,000
Fixed rate swap agreements, weighted average fixed pay rate (as a percent)	2.52%
Fixed rate swap agreements, weighted average variable receive rate (as a percent)	0.58%
Interest rate cap
Derivative financial instruments
Notional Amount	$ 381,300,000

Rentals under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future minimum rentals to be received under non-cancelable tenant operating leases
2012	$ 2,273,866
2013	2,049,321
2014	1,833,426
2015	1,575,756
2016	1,328,790
Thereafter	3,445,759
Future minimum rental receivables	$ 12,506,918
Percentage of future minimum rentals receivable attributable to leases with an affiliate of a limited partner in the Operating Partnership	0.60%

Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 partner person series	Dec. 31, 2010	Dec. 31, 2009	Dec. 09, 2011
Equity
Joint venture ownership percentage	50.00%	50.00%			50.00%
Common stock reserved for possible conversion (in shares)	61,668,104	61,668,104
Shares of common stock issued to limited partners in exchange for units		584,432	247,640	1,866,474
Number of limited partners exchanging units		31
Common stock issued related to employee and director stock options exercised (in shares)		324,720	178,683	181,850
Net proceeds of option exercises (in dollars)		$ 9.6
Operating Partnership issued units in connection with the acquisition	73,428
Right to elect number of board of directors		4
Minimum number of additional classes or series of common stock that the Board is authorized to reclassify from excess common stock		1
Common Stock
Equity
Common stock, voting rights		one vote for each share held of record
Class B common stock | Common Stock
Equity
Class B shares outstanding	8,000	8,000
Number of voting trusts		2

Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011 series	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 7.5% Cumulative Redeemable Preferred Units	Dec. 31, 2010 7.5% Cumulative Redeemable Preferred Units
Redeemable preferred stock
Temporary equity stated dividend rate percentage				7.50%	7.50%
Limited partners' preferred interest in the Operating Partnership				$ 25,537	$ 25,537
Other noncontrolling redeemable interests in properties	242,408	59,932
Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	$ 267,945	$ 85,469	$ 125,815
Temporary equity, shares authorized				260,000	260,000
Temporary equity, shares issued				255,373	255,373
Temporary equity, shares outstanding				255,373	255,373
Cumulative quarterly distributions on preferred units (in dollars per share)				$ 7.5
Number of Series of Units Classified Into Temporary Equity	1
Temporary equity redemption price (in dollars per share)				$ 100
Liquidation preference (in dollars per share)				$ 100

Equity (Details 3) (Series J 8 3/8% Cumulative Redeemable Preferred Stock, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series J 8 3/8% Cumulative Redeemable Preferred Stock
Equity
Preferred stock stated dividend rate percentage	8.38%	8.38%
Redemption price of preferred stock (in dollars per share)	$ 50
Premium received on preferred stock issued	$ 7.5
Preferred stock unamortized premium	$ 5.2	$ 5.5

Equity (Details 4) (USD $)	12 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 1998 Stock Incentive Plan	Dec. 31, 2011 Restricted stock	Dec. 31, 2010 Restricted stock	Dec. 31, 2009 Restricted stock	Dec. 31, 2011 Restricted stock Automatic Awards for Eligible Directors	Dec. 31, 2011 Stock Options Y	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Jul. 31, 2011 Long-Term Incentive Award David Simon, CEO	Dec. 31, 2011 2010 LTIP Program	Mar. 16, 2010 2010 LTIP Program	Dec. 31, 2011 One-year 2010 LTIP Program installment	Dec. 31, 2012 Two-year 2011 LTIP Program installment	Dec. 31, 2011 Two-year 2011 LTIP Program	Dec. 31, 2011 Three-year 2012 LTIP Program	Dec. 31, 2011 2011-2013 LTIP Program Y
Equity
Notes Receivable from Former CPI Stockholders	$ 15,800,000
Stock-based incentive plan awards
Shares reserved for issuance				11,300,000
Total number of shares awarded, net of forfeiture					5,226,247
Vesting period (in years)					4 years			1 year	3 years			8 years	2 years						2 years
Expiration period (in years)									10
Value of restricted shares awarded to directors on initial election								82,500
Value of restricted shares awarded to director on re-election								82,500
Value of additional restricted shares awarded to director serving as the chairperson of the Audit Committee								10,000
Value of additional restricted shares awarded to a director serving as chairperson of a standing committee other than the Audit Committee								7,500
Value of additional restricted shares awarded to the Lead Director								12,500
Percent of distributions of Operating Partnership that participants are entitled to receive during performance period													10.00%
Aggregate grant date fair value												120,300,000			7,200,000		14,800,000	23,000,000	35,000,000
Vesting rights					25% each year							one-third
Vesting rights, annually (as a percent)					25.00%							33.00%							50.00%
Restricted stock shares awarded during the year, net of forfeitures					116,885	116,726	254,227
Weighted average fair value of shares granted during the year (in dollars per share)					$ 110.12	$ 85.17	$ 29.44
Compensation expense					$ 14,018,000	$ 16,839,000	$ 22,870,000						$ 12,500,000
Weighted average life of outstanding options (in years)									$ 2.17
Options
Shares under option at the beginning of the period									326,999	505,682	724,632
Exercised (in shares)	(324,720)	(178,683)	(181,850)						(324,720)	(178,683)	(181,850)
Forfeited (in shares)											(37,100)
Shares under option at the end of the period									2,279	326,999	505,682
Granted (in shares)												1,000,000
Weighted Average Exercise Price Per Share
Shares under option at the beginning of the period (in dollars per share)									$ 29.75	$ 28.88	$ 30.18
Exercised (in dollars per share)									$ 29.61	$ 23.03	$ 25.52
Forfeited (in dollars per share)											$ 70.73
Shares under option at the end of the period (in dollars per share)									$ 50.17	$ 29.75	$ 28.88
Units earned under LTIP program															133,673	337,006
Awards vesting, number of installments															2	2
Performance period																			3
Long Term Incentive Performance Programs
Number of programs approved														$ 3
Exchange Rights
Limited partners units, exchange basis	One-for-one
Common stock reserved for possible conversion (in shares)	61,668,104

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Properties subject to ground leases	32
Ground lease expense	$ 42,284,000	$ 36,750,000	$ 32,086,000
Operating Leases, Future Minimum Payments Due
2012	26,193,000
2013	26,627,000
2014	26,593,000
2015	27,272,000
2016	27,442,000
Thereafter	851,184,000
Total	985,311,000
Insurance
Insurance coverage, acts of terrorism	$ 1,000,000,000

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Sales revenue Concentration of credits risk	Dec. 31, 2011 Number of stores property retailer	Dec. 31, 2011 Joint Venture Mortgage and Indebtedness	Dec. 31, 2010 Joint Venture Mortgage and Indebtedness
Guarantees of Joint Venture Indebtedness:
Amount of joint venture debt that the Company guarantees					$ 30.2	$ 60.7
Concentration of Credit Risk
Concentration of credit risk, number of retailers				4
Concentration of credit risk, number of anchor stores				516
Total number of anchor stores				1,323
Maximum percentage of consolidated revenues from a single customer or tenant			0.1
Limited Life Partnerships
Approximate settlement values of noncontrolling interest	$ 140	$ 135

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions
Amounts charged to unconsolidated joint ventures	$ 125,306,000	$ 118,905,000	$ 120,866,000
Amounts charged to properties owned by related parties	4,353,000	4,308,000	4,522,000
Interest income from SPG-FCM and Mills loans, net of inter-entity eliminations	9,800,000	9,900,000	9,300,000
Financing fee income from SPG-FCM and Mills loans, net of inter-entity eliminations	$ 1,000,000	$ 900,000	$ 3,700,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data (Unaudited)
Total revenue	$ 1,171,337	$ 1,074,360	$ 1,040,861	$ 1,019,874	$ 1,119,718	$ 979,275	$ 933,566	$ 925,071	$ 1,028,180	$ 924,932	$ 903,612	$ 918,492	$ 4,306,432	$ 3,957,630	$ 3,775,216
Operating Income	533,082	483,598	467,572	450,890	504,062	397,794	415,467	426,916					1,935,142	1,744,239	1,406,692
Consolidated income (loss) from continuing operations	441,931	333,781	250,522	219,666	267,076	280,532	185,152	20,754	115,933	139,189	(14,108)	146,248
Net income (loss) available to common stockholders	$ 362,929	$ 274,000	$ 205,121	$ 179,412	$ 217,923	$ 230,624	$ 152,504	$ 9,373	$ 91,543	$ 105,547	$ (20,760)	$ 106,768	$ 1,021,462	$ 610,424	$ 283,098
Net income (loss) per share - Basic	$ 1.24	$ 0.93	$ 0.7	$ 0.61	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45	$ 3.48	$ 2.1	$ 1.06
Net income (loss) per share - Diluted	$ 1.24	$ 0.93	$ 0.7	$ 0.61	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45	$ 3.48	$ 2.1	$ 1.05
Weighted Average Shares Outstanding - Basic	293,821,920	293,735,663	293,367,771	293,080,205	292,931,101	292,830,418	292,323,804	286,124,631	283,967,587	281,430,338	268,289,545	235,908,551	293,504,064	291,076,008	267,054,946
Diluted weighted average shares outstanding	293,832,555	293,758,135	293,402,353	293,290,496	293,160,767	293,089,128	292,613,735	286,438,373	284,595,548	282,474,292	268,289,545	236,128,461	293,573,472	291,350,468	268,472,150

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
European joint ventures
Subsequent Event
Number of income-producing properties	45
GCI
Subsequent Event
Ownership interest (as a percent)	49.00%
Italy | Other shopping centers or outlet centers
Subsequent Event
Number of income-producing properties	45
Business Combination | GCI
Subsequent Event
Proceeds from businesses sold	$ 378

Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	$ 6,041,485
Initial Cost
Land	2,941,448
Buildings and Improvements	21,097,632
Costs Capitalized Subsequent to Acquisition
Land	195,533
Buildings and Improvements	5,098,717
Gross Amounts At Which Carried At Close of Period
Land	3,136,981
Buildings and Improvements	26,196,349
Total	29,333,330
Accumulated Depreciation	8,148,170
Other
Initial Cost
Land	2,614
Buildings and Improvements	10,133
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,820
Gross Amounts At Which Carried At Close of Period
Land	2,614
Buildings and Improvements	11,953
Total	14,567
Accumulated Depreciation	4,874
Anderson Mall, Anderson, SC | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,203
Initial Cost
Land	1,712
Buildings and Improvements	15,227
Costs Capitalized Subsequent to Acquisition
Land	851
Buildings and Improvements	20,602
Gross Amounts At Which Carried At Close of Period
Land	2,563
Buildings and Improvements	35,829
Total	38,392
Accumulated Depreciation	15,506
Arsenal Mall, Watertown, MA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	709
Initial Cost
Land	14,714
Buildings and Improvements	47,680
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,702
Gross Amounts At Which Carried At Close of Period
Land	14,714
Buildings and Improvements	56,382
Total	71,096
Accumulated Depreciation	19,469
Bangor Mall, Bangor, ME | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	80,000
Initial Cost
Land	5,478
Buildings and Improvements	59,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,810
Gross Amounts At Which Carried At Close of Period
Land	5,478
Buildings and Improvements	69,550
Total	75,028
Accumulated Depreciation	24,488
Barton Creek Square, Austin, TX | Regional Malls
Initial Cost
Land	2,903
Buildings and Improvements	20,929
Costs Capitalized Subsequent to Acquisition
Land	7,983
Buildings and Improvements	63,147
Gross Amounts At Which Carried At Close of Period
Land	10,886
Buildings and Improvements	84,076
Total	94,962
Accumulated Depreciation	47,203
Battlefield Mall, Springfield, MO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	88,930
Initial Cost
Land	3,919
Buildings and Improvements	27,231
Costs Capitalized Subsequent to Acquisition
Land	3,000
Buildings and Improvements	62,067
Gross Amounts At Which Carried At Close of Period
Land	6,919
Buildings and Improvements	89,298
Total	96,217
Accumulated Depreciation	54,855
Bay Park Square, Green Bay, WI | Regional Malls
Initial Cost
Land	6,358
Buildings and Improvements	25,623
Costs Capitalized Subsequent to Acquisition
Land	4,133
Buildings and Improvements	24,641
Gross Amounts At Which Carried At Close of Period
Land	10,491
Buildings and Improvements	50,264
Total	60,755
Accumulated Depreciation	23,146
Bowie Town Center, Bowie, MD | Regional Malls
Initial Cost
Land	2,710
Buildings and Improvements	65,044
Costs Capitalized Subsequent to Acquisition
Land	235
Buildings and Improvements	6,089
Gross Amounts At Which Carried At Close of Period
Land	2,945
Buildings and Improvements	71,133
Total	74,078
Accumulated Depreciation	27,731
Boynton Beach Mall, Boynton Beach, FL | Regional Malls
Initial Cost
Land	22,240
Buildings and Improvements	78,804
Costs Capitalized Subsequent to Acquisition
Land	4,666
Buildings and Improvements	25,150
Gross Amounts At Which Carried At Close of Period
Land	26,906
Buildings and Improvements	103,954
Total	130,860
Accumulated Depreciation	44,006
Brea Mall, Brea, CA | Regional Malls
Initial Cost
Land	39,500
Buildings and Improvements	209,202
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,731
Gross Amounts At Which Carried At Close of Period
Land	39,500
Buildings and Improvements	234,933
Total	274,433
Accumulated Depreciation	89,797
Broadway Square, Tyler, TX | Regional Malls
Initial Cost
Land	11,306
Buildings and Improvements	32,431
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,674
Gross Amounts At Which Carried At Close of Period
Land	11,306
Buildings and Improvements	55,105
Total	66,411
Accumulated Depreciation	25,541
Brunswick Square, East Brunswick, NJ | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	79,611
Initial Cost
Land	8,436
Buildings and Improvements	55,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,374
Gross Amounts At Which Carried At Close of Period
Land	8,436
Buildings and Improvements	85,212
Total	93,648
Accumulated Depreciation	40,645
Burlington Mall, Burlington, MA | Regional Malls
Initial Cost
Land	46,600
Buildings and Improvements	303,618
Costs Capitalized Subsequent to Acquisition
Land	19,600
Buildings and Improvements	93,602
Gross Amounts At Which Carried At Close of Period
Land	66,200
Buildings and Improvements	397,220
Total	463,420
Accumulated Depreciation	135,790
Castleton Square, Indianapolis, IN | Regional Malls
Initial Cost
Land	26,250
Buildings and Improvements	98,287
Costs Capitalized Subsequent to Acquisition
Land	7,434
Buildings and Improvements	72,100
Gross Amounts At Which Carried At Close of Period
Land	33,684
Buildings and Improvements	170,387
Total	204,071
Accumulated Depreciation	69,658
Charlottesville Fashion Square, Charlottesville, VA | Regional Malls
Initial Cost
Buildings and Improvements	54,738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,483
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	69,221
Total	69,221
Accumulated Depreciation	29,049
Chautauqua Mall, Lakewood, NY | Regional Malls
Initial Cost
Land	3,257
Buildings and Improvements	9,641
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,453
Gross Amounts At Which Carried At Close of Period
Land	3,257
Buildings and Improvements	26,094
Total	29,351
Accumulated Depreciation	13,591
Chesapeake Square, Chesapeake, VA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	67,767
Initial Cost
Land	11,534
Buildings and Improvements	70,461
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	20,070
Gross Amounts At Which Carried At Close of Period
Land	11,534
Buildings and Improvements	90,531
Total	102,065
Accumulated Depreciation	46,098
Cielo Vista Mall, El Paso, TX | Regional Malls
Initial Cost
Land	1,005
Buildings and Improvements	15,262
Costs Capitalized Subsequent to Acquisition
Land	608
Buildings and Improvements	47,278
Gross Amounts At Which Carried At Close of Period
Land	1,613
Buildings and Improvements	62,540
Total	64,153
Accumulated Depreciation	35,825
College Mall, Bloomington, IN | Regional Malls
Initial Cost
Land	1,003
Buildings and Improvements	16,245
Costs Capitalized Subsequent to Acquisition
Land	720
Buildings and Improvements	43,566
Gross Amounts At Which Carried At Close of Period
Land	1,723
Buildings and Improvements	59,811
Total	61,534
Accumulated Depreciation	29,860
Columbia Center, Kennewick, WA | Regional Malls
Initial Cost
Land	17,441
Buildings and Improvements	66,580
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	24,549
Gross Amounts At Which Carried At Close of Period
Land	17,441
Buildings and Improvements	91,129
Total	108,570
Accumulated Depreciation	37,199
Copley Place, Boston, MA | Regional Malls
Initial Cost
Buildings and Improvements	378,045
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	95,740
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	473,785
Total	473,785
Accumulated Depreciation	133,769
Coral Square, Coral Springs, FL | Regional Malls
Initial Cost
Land	13,556
Buildings and Improvements	93,630
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,539
Gross Amounts At Which Carried At Close of Period
Land	13,556
Buildings and Improvements	110,169
Total	123,725
Accumulated Depreciation	59,346
Cordova Mall, Pensacola, FL | Regional Malls
Initial Cost
Land	18,626
Buildings and Improvements	73,091
Costs Capitalized Subsequent to Acquisition
Land	7,321
Buildings and Improvements	53,881
Gross Amounts At Which Carried At Close of Period
Land	25,947
Buildings and Improvements	126,972
Total	152,919
Accumulated Depreciation	41,085
Cottonwood Mall, Albuquerque, NM | Regional Malls
Initial Cost
Land	10,122
Buildings and Improvements	69,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,464
Gross Amounts At Which Carried At Close of Period
Land	10,122
Buildings and Improvements	75,422
Total	85,544
Accumulated Depreciation	37,564
DeSoto Square, Bradenton, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	62,409
Initial Cost
Land	9,011
Buildings and Improvements	52,675
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,156
Gross Amounts At Which Carried At Close of Period
Land	9,011
Buildings and Improvements	59,831
Total	68,842
Accumulated Depreciation	26,694
Domain, The, Austin, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	207,113
Initial Cost
Land	45,152
Buildings and Improvements	197,010
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	137,126
Gross Amounts At Which Carried At Close of Period
Land	45,152
Buildings and Improvements	334,136
Total	379,288
Accumulated Depreciation	51,764
Edison Mall, Fort Myers, FL | Regional Malls
Initial Cost
Land	11,529
Buildings and Improvements	107,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	30,027
Gross Amounts At Which Carried At Close of Period
Land	11,529
Buildings and Improvements	137,377
Total	148,906
Accumulated Depreciation	52,348
Empire Mall, Sioux Falls, SD | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	176,300
Initial Cost
Land	32,921
Buildings and Improvements	213,865
Gross Amounts At Which Carried At Close of Period
Land	32,921
Buildings and Improvements	213,865
Total	246,786
Fashion Mall at Keystone, The, Indianapolis, IN | Regional Malls
Initial Cost
Buildings and Improvements	120,579
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	50,980
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	171,559
Total	171,559
Accumulated Depreciation	67,300
Firewheel Town Center, Garland, TX | Regional Malls
Initial Cost
Land	8,636
Buildings and Improvements	82,716
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,546
Gross Amounts At Which Carried At Close of Period
Land	8,636
Buildings and Improvements	109,262
Total	117,898
Accumulated Depreciation	29,504
Forest Mall, Fond Du Lac, WI | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,557
Initial Cost
Land	721
Buildings and Improvements	4,491
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,844
Gross Amounts At Which Carried At Close of Period
Land	721
Buildings and Improvements	13,335
Total	14,056
Accumulated Depreciation	8,444
Forum Shops at Caesars, The, Las Vegas, NV | Regional Malls
Initial Cost
Buildings and Improvements	276,567
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	210,525
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	487,092
Total	487,092
Accumulated Depreciation	156,930
Great Lakes Mall, Mentor, OH | Regional Malls
Initial Cost
Land	12,302
Buildings and Improvements	100,362
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	18,651
Gross Amounts At Which Carried At Close of Period
Land	12,302
Buildings and Improvements	119,013
Total	131,315
Accumulated Depreciation	50,595
Greenwood Park Mall, Greenwood, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	78,354
Initial Cost
Land	2,423
Buildings and Improvements	23,445
Costs Capitalized Subsequent to Acquisition
Land	5,253
Buildings and Improvements	116,036
Gross Amounts At Which Carried At Close of Period
Land	7,676
Buildings and Improvements	139,481
Total	147,157
Accumulated Depreciation	58,401
Gulf View Square, Port Richey, FL | Regional Malls
Initial Cost
Land	13,690
Buildings and Improvements	39,991
Costs Capitalized Subsequent to Acquisition
Land	1,688
Buildings and Improvements	18,046
Gross Amounts At Which Carried At Close of Period
Land	15,378
Buildings and Improvements	58,037
Total	73,415
Accumulated Depreciation	26,088
Haywood Mall, Greenville, SC | Regional Malls
Initial Cost
Land	11,585
Buildings and Improvements	133,893
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	20,472
Gross Amounts At Which Carried At Close of Period
Land	11,591
Buildings and Improvements	154,365
Total	165,956
Accumulated Depreciation	72,559
Independence Center, Independence, MO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	5,042
Buildings and Improvements	45,798
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33,884
Gross Amounts At Which Carried At Close of Period
Land	5,042
Buildings and Improvements	79,682
Total	84,724
Accumulated Depreciation	36,323
Ingram Park Mall, San Antonio, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	143,935
Initial Cost
Land	733
Buildings and Improvements	17,163
Costs Capitalized Subsequent to Acquisition
Land	73
Buildings and Improvements	22,327
Gross Amounts At Which Carried At Close of Period
Land	806
Buildings and Improvements	39,490
Total	40,296
Accumulated Depreciation	23,746
Irving Mall, Irving, TX | Regional Malls
Initial Cost
Land	6,737
Buildings and Improvements	17,479
Costs Capitalized Subsequent to Acquisition
Land	2,533
Buildings and Improvements	38,488
Gross Amounts At Which Carried At Close of Period
Land	9,270
Buildings and Improvements	55,967
Total	65,237
Accumulated Depreciation	34,513
Jefferson Valley Mall, Yorktown Heights, NY | Regional Malls
Initial Cost
Land	4,868
Buildings and Improvements	30,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,025
Gross Amounts At Which Carried At Close of Period
Land	4,868
Buildings and Improvements	57,329
Total	62,197
Accumulated Depreciation	32,682
King of Prussia - The Court & The Plaza, King of Prussia, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	154,583
Initial Cost
Land	169,828
Buildings and Improvements	1,172,806
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,557
Gross Amounts At Which Carried At Close of Period
Land	169,828
Buildings and Improvements	1,182,363
Total	1,352,191
Accumulated Depreciation	15,016
Knoxville Center, Knoxville, TN | Regional Malls
Initial Cost
Land	5,006
Buildings and Improvements	21,617
Costs Capitalized Subsequent to Acquisition
Land	3,712
Buildings and Improvements	34,253
Gross Amounts At Which Carried At Close of Period
Land	8,718
Buildings and Improvements	55,870
Total	64,588
Accumulated Depreciation	32,405
La Plaza Mall, McAllen, TX | Regional Malls
Initial Cost
Land	1,375
Buildings and Improvements	9,828
Costs Capitalized Subsequent to Acquisition
Land	6,569
Buildings and Improvements	41,296
Gross Amounts At Which Carried At Close of Period
Land	7,944
Buildings and Improvements	51,124
Total	59,068
Accumulated Depreciation	25,709
Laguna Hills Mall, Laguna Hills, CA | Regional Malls
Initial Cost
Land	27,928
Buildings and Improvements	55,446
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,581
Gross Amounts At Which Carried At Close of Period
Land	27,928
Buildings and Improvements	69,027
Total	96,955
Accumulated Depreciation	28,019
Lakeline Mall, Austin, TX | Regional Malls
Initial Cost
Land	10,088
Buildings and Improvements	81,568
Costs Capitalized Subsequent to Acquisition
Land	14
Buildings and Improvements	16,256
Gross Amounts At Which Carried At Close of Period
Land	10,102
Buildings and Improvements	97,824
Total	107,926
Accumulated Depreciation	43,262
Lenox Square, Atlanta, GA | Regional Malls
Initial Cost
Land	38,058
Buildings and Improvements	492,411
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	67,439
Gross Amounts At Which Carried At Close of Period
Land	38,058
Buildings and Improvements	559,850
Total	597,908
Accumulated Depreciation	206,544
Lima Mall, Lima, OH | Regional Malls
Initial Cost
Land	7,659
Buildings and Improvements	35,338
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,099
Gross Amounts At Which Carried At Close of Period
Land	7,659
Buildings and Improvements	47,437
Total	55,096
Accumulated Depreciation	22,969
Lincolnwood Town Center, Lincolnwood, IL | Regional Malls
Initial Cost
Land	7,834
Buildings and Improvements	63,480
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,875
Gross Amounts At Which Carried At Close of Period
Land	7,834
Buildings and Improvements	71,355
Total	79,189
Accumulated Depreciation	41,266
Lindale Mall, Cedar Rapids, IA | Regional Malls
Initial Cost
Land	13,763
Buildings and Improvements	69,175
Gross Amounts At Which Carried At Close of Period
Land	13,763
Buildings and Improvements	69,175
Total	82,938
Livingston Mall, Livingston, NJ | Regional Malls
Initial Cost
Land	22,214
Buildings and Improvements	105,250
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,288
Gross Amounts At Which Carried At Close of Period
Land	22,214
Buildings and Improvements	145,538
Total	167,752
Accumulated Depreciation	50,412
Longview Mall, Longview, TX | Regional Malls
Initial Cost
Land	259
Buildings and Improvements	3,567
Costs Capitalized Subsequent to Acquisition
Land	124
Buildings and Improvements	8,485
Gross Amounts At Which Carried At Close of Period
Land	383
Buildings and Improvements	12,052
Total	12,435
Accumulated Depreciation	6,717
Mall at Chestnut Hill, The, Chestnut Hill, MA | Regional Malls
Initial Cost
Land	449
Buildings and Improvements	24,615
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,320
Gross Amounts At Which Carried At Close of Period
Land	449
Buildings and Improvements	26,935
Total	27,384
Accumulated Depreciation	2,437
Mall of Georgia, Buford, GA | Regional Malls
Initial Cost
Land	47,492
Buildings and Improvements	326,633
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,732
Gross Amounts At Which Carried At Close of Period
Land	47,492
Buildings and Improvements	331,365
Total	378,857
Accumulated Depreciation	102,120
Maplewood Mall, Minneapolis, MN | Regional Malls
Initial Cost
Land	17,119
Buildings and Improvements	80,758
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,538
Gross Amounts At Which Carried At Close of Period
Land	17,119
Buildings and Improvements	104,296
Total	121,415
Accumulated Depreciation	30,853
Markland Mall, Kokomo, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,598
Initial Cost
Buildings and Improvements	7,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,835
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	23,403
Total	23,403
Accumulated Depreciation	11,080
McCain Mall, N. Little Rock, AR | Regional Malls
Initial Cost
Buildings and Improvements	9,515
Costs Capitalized Subsequent to Acquisition
Land	10,530
Buildings and Improvements	12,417
Gross Amounts At Which Carried At Close of Period
Land	10,530
Buildings and Improvements	21,932
Total	32,462
Accumulated Depreciation	7,008
Melbourne Square, Melbourne, FL | Regional Malls
Initial Cost
Land	15,762
Buildings and Improvements	55,891
Costs Capitalized Subsequent to Acquisition
Land	4,160
Buildings and Improvements	28,058
Gross Amounts At Which Carried At Close of Period
Land	19,922
Buildings and Improvements	83,949
Total	103,871
Accumulated Depreciation	33,683
Menlo Park Mall, Edison, NJ | Regional Malls
Initial Cost
Land	65,684
Buildings and Improvements	223,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,685
Gross Amounts At Which Carried At Close of Period
Land	65,684
Buildings and Improvements	263,937
Total	329,621
Accumulated Depreciation	109,811
Mesa Mall, Grand Junction, CO | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	87,250
Initial Cost
Land	12,965
Buildings and Improvements	89,235
Gross Amounts At Which Carried At Close of Period
Land	12,965
Buildings and Improvements	89,235
Total	102,200
Midland Park Mall, Midland, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,071
Initial Cost
Land	687
Buildings and Improvements	9,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	20,626
Gross Amounts At Which Carried At Close of Period
Land	687
Buildings and Improvements	29,839
Total	30,526
Accumulated Depreciation	15,990
Miller Hill Mall, Duluth, MN | Regional Malls
Initial Cost
Land	2,965
Buildings and Improvements	18,092
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	30,347
Gross Amounts At Which Carried At Close of Period
Land	2,965
Buildings and Improvements	48,439
Total	51,404
Accumulated Depreciation	33,798
Montgomery Mall, North Wales, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	84,226
Initial Cost
Land	27,105
Buildings and Improvements	86,915
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	27,580
Gross Amounts At Which Carried At Close of Period
Land	29,384
Buildings and Improvements	114,495
Total	143,879
Accumulated Depreciation	34,557
Muncie Mall, Muncie, IN | Regional Malls
Initial Cost
Land	172
Buildings and Improvements	5,776
Costs Capitalized Subsequent to Acquisition
Land	52
Buildings and Improvements	27,145
Gross Amounts At Which Carried At Close of Period
Land	224
Buildings and Improvements	32,921
Total	33,145
Accumulated Depreciation	18,379
North East Mall, Hurst, TX | Regional Malls
Initial Cost
Land	128
Buildings and Improvements	12,966
Costs Capitalized Subsequent to Acquisition
Land	19,010
Buildings and Improvements	151,863
Gross Amounts At Which Carried At Close of Period
Land	19,138
Buildings and Improvements	164,829
Total	183,967
Accumulated Depreciation	77,985
Northfield Square Mall, Bourbonnais, IL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,758
Initial Cost
Land	362
Buildings and Improvements	53,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,014
Gross Amounts At Which Carried At Close of Period
Land	362
Buildings and Improvements	56,410
Total	56,772
Accumulated Depreciation	35,934
Northgate Mall, Seattle, WA | Regional Malls
Initial Cost
Land	24,369
Buildings and Improvements	115,992
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	92,530
Gross Amounts At Which Carried At Close of Period
Land	24,369
Buildings and Improvements	208,522
Total	232,891
Accumulated Depreciation	74,534
Northlake Mall, Atlanta, GA | Regional Malls
Initial Cost
Land	33,400
Buildings and Improvements	98,035
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,508
Gross Amounts At Which Carried At Close of Period
Land	33,400
Buildings and Improvements	102,543
Total	135,943
Accumulated Depreciation	62,644
Northwoods Mall, Peoria, IL | Regional Malls
Initial Cost
Land	1,185
Buildings and Improvements	12,779
Costs Capitalized Subsequent to Acquisition
Land	2,372
Buildings and Improvements	37,947
Gross Amounts At Which Carried At Close of Period
Land	3,557
Buildings and Improvements	50,726
Total	54,283
Accumulated Depreciation	30,149
Oak Court Mall, Memphis, TN | Regional Malls
Initial Cost
Land	15,673
Buildings and Improvements	57,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,306
Gross Amounts At Which Carried At Close of Period
Land	15,673
Buildings and Improvements	66,610
Total	82,283
Accumulated Depreciation	29,010
Ocean County Mall, Toms River, NJ | Regional Malls
Initial Cost
Land	20,404
Buildings and Improvements	124,945
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,642
Gross Amounts At Which Carried At Close of Period
Land	20,404
Buildings and Improvements	152,587
Total	172,991
Accumulated Depreciation	56,390
Orange Park Mall, Orange Park, FL | Regional Malls
Initial Cost
Land	12,998
Buildings and Improvements	65,121
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	40,745
Gross Amounts At Which Carried At Close of Period
Land	12,998
Buildings and Improvements	105,866
Total	118,864
Accumulated Depreciation	47,950
Orland Square, Orland Park, IL | Regional Malls
Initial Cost
Land	35,514
Buildings and Improvements	129,906
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,993
Gross Amounts At Which Carried At Close of Period
Land	35,514
Buildings and Improvements	155,899
Total	191,413
Accumulated Depreciation	65,865
Oxford Valley Mall, Langhorne, PA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	69,956
Initial Cost
Land	24,544
Buildings and Improvements	100,287
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	9,208
Gross Amounts At Which Carried At Close of Period
Land	26,823
Buildings and Improvements	109,495
Total	136,318
Accumulated Depreciation	57,913
Paddock Mall, Ocala, FL | Regional Malls
Initial Cost
Land	11,198
Buildings and Improvements	39,727
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	20,296
Gross Amounts At Which Carried At Close of Period
Land	11,198
Buildings and Improvements	60,023
Total	71,221
Accumulated Depreciation	22,568
Penn Square Mall, Oklahoma City, OK | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	97,500
Initial Cost
Land	2,043
Buildings and Improvements	155,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34,895
Gross Amounts At Which Carried At Close of Period
Land	2,043
Buildings and Improvements	190,853
Total	192,896
Accumulated Depreciation	76,751
Pheasant Lane Mall, Nashua, NH | Regional Malls
Initial Cost
Land	3,902
Buildings and Improvements	155,068
Costs Capitalized Subsequent to Acquisition
Land	550
Buildings and Improvements	39,137
Gross Amounts At Which Carried At Close of Period
Land	4,452
Buildings and Improvements	194,205
Total	198,657
Accumulated Depreciation	62,658
Phipps Plaza, Atlanta, GA | Regional Malls
Initial Cost
Land	16,725
Buildings and Improvements	210,610
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	31,392
Gross Amounts At Which Carried At Close of Period
Land	18,950
Buildings and Improvements	242,002
Total	260,952
Accumulated Depreciation	91,246
Plaza Carolina, Carolina, PR | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	183,229
Initial Cost
Land	15,493
Buildings and Improvements	279,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,616
Gross Amounts At Which Carried At Close of Period
Land	15,493
Buildings and Improvements	316,176
Total	331,669
Accumulated Depreciation	76,061
Port Charlotte Town Center, Port Charlotte, FL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	47,749
Initial Cost
Land	5,471
Buildings and Improvements	58,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,117
Gross Amounts At Which Carried At Close of Period
Land	5,471
Buildings and Improvements	73,687
Total	79,158
Accumulated Depreciation	34,951
Prien Lake Mall, Lake Charles, LA | Regional Malls
Initial Cost
Land	1,842
Buildings and Improvements	2,813
Costs Capitalized Subsequent to Acquisition
Land	3,091
Buildings and Improvements	39,145
Gross Amounts At Which Carried At Close of Period
Land	4,933
Buildings and Improvements	41,958
Total	46,891
Accumulated Depreciation	21,663
Richmond Town Square, Richmond Heights, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	42,238
Initial Cost
Land	2,600
Buildings and Improvements	12,112
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	57,013
Gross Amounts At Which Carried At Close of Period
Land	2,600
Buildings and Improvements	69,125
Total	71,725
Accumulated Depreciation	46,563
River Oaks Center, Calumet City, IL | Regional Malls
Initial Cost
Land	30,560
Buildings and Improvements	101,224
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,576
Gross Amounts At Which Carried At Close of Period
Land	30,560
Buildings and Improvements	111,800
Total	142,360
Accumulated Depreciation	46,226
Rockaway Townsquare, Rockaway, NJ | Regional Malls
Initial Cost
Land	41,918
Buildings and Improvements	212,257
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,773
Gross Amounts At Which Carried At Close of Period
Land	41,918
Buildings and Improvements	249,030
Total	290,948
Accumulated Depreciation	89,794
Rolling Oaks Mall, San Antonio, TX | Regional Malls
Initial Cost
Land	1,929
Buildings and Improvements	38,609
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,129
Gross Amounts At Which Carried At Close of Period
Land	1,929
Buildings and Improvements	51,738
Total	53,667
Accumulated Depreciation	28,721
Roosevelt Field, Garden City, NY | Regional Malls
Initial Cost
Land	163,160
Buildings and Improvements	702,008
Costs Capitalized Subsequent to Acquisition
Land	48
Buildings and Improvements	42,377
Gross Amounts At Which Carried At Close of Period
Land	163,208
Buildings and Improvements	744,385
Total	907,593
Accumulated Depreciation	278,858
Ross Park Mall, Pittsburgh, PA | Regional Malls
Initial Cost
Land	23,541
Buildings and Improvements	90,203
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	83,671
Gross Amounts At Which Carried At Close of Period
Land	23,541
Buildings and Improvements	173,874
Total	197,415
Accumulated Depreciation	73,342
Rushmore Mall, Rapid City, SD | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	94,000
Initial Cost
Land	18,325
Buildings and Improvements	77,805
Gross Amounts At Which Carried At Close of Period
Land	18,325
Buildings and Improvements	77,805
Total	96,130
Santa Rosa Plaza, Santa Rosa, CA | Regional Malls
Initial Cost
Land	10,400
Buildings and Improvements	87,864
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,845
Gross Amounts At Which Carried At Close of Period
Land	10,400
Buildings and Improvements	100,709
Total	111,109
Accumulated Depreciation	39,074
Shops at Mission Viejo, The, Mission Viejo, CA | Regional Malls
Initial Cost
Land	9,139
Buildings and Improvements	54,445
Costs Capitalized Subsequent to Acquisition
Land	7,491
Buildings and Improvements	148,510
Gross Amounts At Which Carried At Close of Period
Land	16,630
Buildings and Improvements	202,955
Total	219,585
Accumulated Depreciation	90,915
South Hills Village, Pittsburgh, PA | Regional Malls
Initial Cost
Land	23,445
Buildings and Improvements	125,840
Costs Capitalized Subsequent to Acquisition
Land	2,945
Buildings and Improvements	27,124
Gross Amounts At Which Carried At Close of Period
Land	26,390
Buildings and Improvements	152,964
Total	179,354
Accumulated Depreciation	59,428
South Shore Plaza, Braintree, MA | Regional Malls
Initial Cost
Land	101,200
Buildings and Improvements	301,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	152,415
Gross Amounts At Which Carried At Close of Period
Land	101,200
Buildings and Improvements	453,910
Total	555,110
Accumulated Depreciation	133,117
Southern Hills Mall, Sioux City, IA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	101,500
Initial Cost
Land	18,069
Buildings and Improvements	84,545
Gross Amounts At Which Carried At Close of Period
Land	18,069
Buildings and Improvements	84,545
Total	102,614
Southern Park Mall, Youngstown, OH | Regional Malls
Initial Cost
Land	16,982
Buildings and Improvements	77,767
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	25,729
Gross Amounts At Which Carried At Close of Period
Land	17,079
Buildings and Improvements	103,496
Total	120,575
Accumulated Depreciation	47,674
SouthPark, Charlotte, NC | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	193,925
Initial Cost
Land	42,092
Buildings and Improvements	188,055
Costs Capitalized Subsequent to Acquisition
Land	100
Buildings and Improvements	167,489
Gross Amounts At Which Carried At Close of Period
Land	42,192
Buildings and Improvements	355,544
Total	397,736
Accumulated Depreciation	117,954
St. Charles Towne Center, Waldorf, MD | Regional Malls
Initial Cost
Land	7,710
Buildings and Improvements	52,934
Costs Capitalized Subsequent to Acquisition
Land	1,180
Buildings and Improvements	28,473
Gross Amounts At Which Carried At Close of Period
Land	8,890
Buildings and Improvements	81,407
Total	90,297
Accumulated Depreciation	41,524
Stanford Shopping Center, Palo Alto, CA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	240,000
Initial Cost
Buildings and Improvements	339,537
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,349
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	347,886
Total	347,886
Accumulated Depreciation	89,783
Summit Mall, Akron, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,000
Initial Cost
Land	15,374
Buildings and Improvements	51,137
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	42,520
Gross Amounts At Which Carried At Close of Period
Land	15,374
Buildings and Improvements	93,657
Total	109,031
Accumulated Depreciation	37,076
Sunland Park Mall, El Paso, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,789
Initial Cost
Land	2,896
Buildings and Improvements	28,900
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,379
Gross Amounts At Which Carried At Close of Period
Land	2,896
Buildings and Improvements	37,279
Total	40,175
Accumulated Depreciation	23,284
Tacoma Mall, Tacoma, WA | Regional Malls
Initial Cost
Land	37,803
Buildings and Improvements	125,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	82,120
Gross Amounts At Which Carried At Close of Period
Land	37,803
Buildings and Improvements	207,946
Total	245,749
Accumulated Depreciation	77,443
Tippecanoe Mall, Lafayette, IN | Regional Malls
Initial Cost
Land	2,897
Buildings and Improvements	8,439
Costs Capitalized Subsequent to Acquisition
Land	5,517
Buildings and Improvements	44,933
Gross Amounts At Which Carried At Close of Period
Land	8,414
Buildings and Improvements	53,372
Total	61,786
Accumulated Depreciation	35,941
Town Center at Aurora, Aurora, CO | Regional Malls
Initial Cost
Land	9,959
Buildings and Improvements	56,832
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	56,938
Gross Amounts At Which Carried At Close of Period
Land	9,965
Buildings and Improvements	113,770
Total	123,735
Accumulated Depreciation	49,312
Town Center at Boca Raton, Boca Raton, FL | Regional Malls
Initial Cost
Land	64,200
Buildings and Improvements	307,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	161,094
Gross Amounts At Which Carried At Close of Period
Land	64,200
Buildings and Improvements	468,411
Total	532,611
Accumulated Depreciation	167,933
Town Center at Cobb, Kennesaw, GA | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	280,000
Initial Cost
Land	32,355
Buildings and Improvements	158,225
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,155
Gross Amounts At Which Carried At Close of Period
Land	32,355
Buildings and Improvements	173,380
Total	205,735
Accumulated Depreciation	64,854
Towne East Square, Wichita, KS | Regional Malls
Initial Cost
Land	8,525
Buildings and Improvements	18,479
Costs Capitalized Subsequent to Acquisition
Land	4,095
Buildings and Improvements	42,323
Gross Amounts At Which Carried At Close of Period
Land	12,620
Buildings and Improvements	60,802
Total	73,422
Accumulated Depreciation	35,394
Towne West Square, Wichita, KS | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,644
Initial Cost
Land	972
Buildings and Improvements	21,203
Costs Capitalized Subsequent to Acquisition
Land	61
Buildings and Improvements	12,789
Gross Amounts At Which Carried At Close of Period
Land	1,033
Buildings and Improvements	33,992
Total	35,025
Accumulated Depreciation	21,230
Treasure Coast Square, Jensen Beach, FL | Regional Malls
Initial Cost
Land	11,124
Buildings and Improvements	72,990
Costs Capitalized Subsequent to Acquisition
Land	3,067
Buildings and Improvements	36,452
Gross Amounts At Which Carried At Close of Period
Land	14,191
Buildings and Improvements	109,442
Total	123,633
Accumulated Depreciation	47,221
Tyrone Square, St. Petersburg, FL | Regional Malls
Initial Cost
Land	15,638
Buildings and Improvements	120,962
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	30,431
Gross Amounts At Which Carried At Close of Period
Land	15,638
Buildings and Improvements	151,393
Total	167,031
Accumulated Depreciation	65,514
University Park Mall, Mishawaka, IN | Regional Malls
Initial Cost
Land	16,768
Buildings and Improvements	112,158
Costs Capitalized Subsequent to Acquisition
Land	7,000
Buildings and Improvements	50,509
Gross Amounts At Which Carried At Close of Period
Land	23,768
Buildings and Improvements	162,667
Total	186,435
Accumulated Depreciation	108,137
Upper Valley Mall, Springfield, OH | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	45,541
Initial Cost
Land	8,421
Buildings and Improvements	38,745
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,751
Gross Amounts At Which Carried At Close of Period
Land	8,421
Buildings and Improvements	49,496
Total	57,917
Accumulated Depreciation	21,858
Valle Vista Mall, Harlingen, TX | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	40,000
Initial Cost
Land	1,398
Buildings and Improvements	17,159
Costs Capitalized Subsequent to Acquisition
Land	329
Buildings and Improvements	20,684
Gross Amounts At Which Carried At Close of Period
Land	1,727
Buildings and Improvements	37,843
Total	39,570
Accumulated Depreciation	20,995
Virginia Center Commons, Glen Allen, VA | Regional Malls
Initial Cost
Land	9,764
Buildings and Improvements	50,547
Costs Capitalized Subsequent to Acquisition
Land	4,149
Buildings and Improvements	11,923
Gross Amounts At Which Carried At Close of Period
Land	13,913
Buildings and Improvements	62,470
Total	76,383
Accumulated Depreciation	24,287
Walt Whitman Shops, Huntington Station, NY | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	119,489
Initial Cost
Land	51,700
Buildings and Improvements	111,258
Costs Capitalized Subsequent to Acquisition
Land	3,789
Buildings and Improvements	46,100
Gross Amounts At Which Carried At Close of Period
Land	55,489
Buildings and Improvements	157,358
Total	212,847
Accumulated Depreciation	70,169
Washington Square, Indianapolis, IN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	26,932
Initial Cost
Land	6,319
Buildings and Improvements	36,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,345
Gross Amounts At Which Carried At Close of Period
Land	6,319
Buildings and Improvements	47,840
Total	54,159
Accumulated Depreciation	43,584
West Ridge Mall, Topeka, KS | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,695
Initial Cost
Land	5,453
Buildings and Improvements	34,132
Costs Capitalized Subsequent to Acquisition
Land	1,168
Buildings and Improvements	23,221
Gross Amounts At Which Carried At Close of Period
Land	6,621
Buildings and Improvements	57,353
Total	63,974
Accumulated Depreciation	29,142
Westminster Mall, Westminster, CA | Regional Malls
Initial Cost
Land	43,464
Buildings and Improvements	84,709
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	31,961
Gross Amounts At Which Carried At Close of Period
Land	43,464
Buildings and Improvements	116,670
Total	160,134
Accumulated Depreciation	43,589
White Oaks Mall, Springfield, IL | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,000
Initial Cost
Land	3,024
Buildings and Improvements	35,692
Costs Capitalized Subsequent to Acquisition
Land	2,102
Buildings and Improvements	41,889
Gross Amounts At Which Carried At Close of Period
Land	5,126
Buildings and Improvements	77,581
Total	82,707
Accumulated Depreciation	34,331
Wolfchase Galleria, Memphis, TN | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	225,000
Initial Cost
Land	15,881
Buildings and Improvements	128,276
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,708
Gross Amounts At Which Carried At Close of Period
Land	15,881
Buildings and Improvements	138,984
Total	154,865
Accumulated Depreciation	59,675
Woodland Hills Mall, Tulsa, OK | Regional Malls
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	95,081
Initial Cost
Land	34,211
Buildings and Improvements	187,123
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,143
Gross Amounts At Which Carried At Close of Period
Land	34,211
Buildings and Improvements	201,266
Total	235,477
Accumulated Depreciation	76,438
Albertville Premium Outlets, Albertville, MN | Premium Outlet Centers
Initial Cost
Land	3,900
Buildings and Improvements	97,059
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,718
Gross Amounts At Which Carried At Close of Period
Land	3,900
Buildings and Improvements	101,777
Total	105,677
Accumulated Depreciation	30,362
Allen Premium Outlets, Allen, TX | Premium Outlet Centers
Initial Cost
Land	13,855
Buildings and Improvements	43,687
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	15,850
Gross Amounts At Which Carried At Close of Period
Land	13,952
Buildings and Improvements	59,537
Total	73,489
Accumulated Depreciation	21,006
Aurora Farms Premium Outlets, Aurora, OH | Premium Outlet Centers
Initial Cost
Land	2,370
Buildings and Improvements	24,326
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,377
Gross Amounts At Which Carried At Close of Period
Land	2,370
Buildings and Improvements	27,703
Total	30,073
Accumulated Depreciation	15,442
Birch Run Premium Outlets, Birch Run, MI | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	107,578
Initial Cost
Land	11,560
Buildings and Improvements	77,856
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,250
Gross Amounts At Which Carried At Close of Period
Land	11,560
Buildings and Improvements	79,106
Total	90,666
Accumulated Depreciation	6,039
Calhoun Premium Outlets, Calhoun, GA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,678
Initial Cost
Land	1,745
Buildings and Improvements	12,529
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	155
Gross Amounts At Which Carried At Close of Period
Land	1,745
Buildings and Improvements	12,684
Total	14,429
Accumulated Depreciation	2,197
Camarillo Premium Outlets, Camarillo, CA | Premium Outlet Centers
Initial Cost
Land	16,670
Buildings and Improvements	224,721
Costs Capitalized Subsequent to Acquisition
Land	482
Buildings and Improvements	63,310
Gross Amounts At Which Carried At Close of Period
Land	17,152
Buildings and Improvements	288,031
Total	305,183
Accumulated Depreciation	66,533
Carlsbad Premium Outlets, Carlsbad, CA | Premium Outlet Centers
Initial Cost
Land	12,890
Buildings and Improvements	184,990
Costs Capitalized Subsequent to Acquisition
Land	96
Buildings and Improvements	2,457
Gross Amounts At Which Carried At Close of Period
Land	12,986
Buildings and Improvements	187,447
Total	200,433
Accumulated Depreciation	44,793
Carolina Premium Outlets, Smithfield, NC | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,674
Initial Cost
Land	3,175
Buildings and Improvements	59,863
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,803
Gross Amounts At Which Carried At Close of Period
Land	3,175
Buildings and Improvements	63,666
Total	66,841
Accumulated Depreciation	22,172
Chicago Premium Outlets, Aurora, IL | Premium Outlet Centers
Initial Cost
Land	659
Buildings and Improvements	118,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,137
Gross Amounts At Which Carried At Close of Period
Land	659
Buildings and Improvements	122,142
Total	122,801
Accumulated Depreciation	38,735
Cincinnati Premium Outlets, Monroe, OH | Premium Outlet Centers
Initial Cost
Land	14,117
Buildings and Improvements	71,520
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,219
Gross Amounts At Which Carried At Close of Period
Land	14,117
Buildings and Improvements	75,739
Total	89,856
Accumulated Depreciation	9,350
Clinton Crossing Premium Outlets, Clinton, CT | Premium Outlet Centers
Initial Cost
Land	2,060
Buildings and Improvements	107,556
Costs Capitalized Subsequent to Acquisition
Land	1,532
Buildings and Improvements	1,980
Gross Amounts At Which Carried At Close of Period
Land	3,592
Buildings and Improvements	109,536
Total	113,128
Accumulated Depreciation	31,210
Columbia Gorge Premium Outlets, Troutdale, OR | Premium Outlet Centers
Initial Cost
Land	7,900
Buildings and Improvements	16,492
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,327
Gross Amounts At Which Carried At Close of Period
Land	7,900
Buildings and Improvements	18,819
Total	26,719
Accumulated Depreciation	8,334
Desert Hills Premium Outlets, Cabazon, CA | Premium Outlet Centers
Initial Cost
Land	3,440
Buildings and Improvements	338,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,574
Gross Amounts At Which Carried At Close of Period
Land	3,440
Buildings and Improvements	344,253
Total	347,693
Accumulated Depreciation	78,344
Edinburgh Premium Outlets, Edinburgh, IN | Premium Outlet Centers
Initial Cost
Land	2,857
Buildings and Improvements	47,309
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,020
Gross Amounts At Which Carried At Close of Period
Land	2,857
Buildings and Improvements	60,329
Total	63,186
Accumulated Depreciation	20,254
Ellenton Premium Outlets, Ellenton, FL | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	106,062
Initial Cost
Land	15,807
Buildings and Improvements	182,412
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,082
Gross Amounts At Which Carried At Close of Period
Land	15,807
Buildings and Improvements	184,494
Total	200,301
Accumulated Depreciation	15,217
Folsom Premium Outlets, Folsom, CA | Premium Outlet Centers
Initial Cost
Land	9,060
Buildings and Improvements	50,281
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,882
Gross Amounts At Which Carried At Close of Period
Land	9,060
Buildings and Improvements	53,163
Total	62,223
Accumulated Depreciation	19,429
Gaffney Premium Outlets, Gaffney, SC | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	37,527
Initial Cost
Land	4,056
Buildings and Improvements	32,371
Gross Amounts At Which Carried At Close of Period
Land	4,056
Buildings and Improvements	32,371
Total	36,427
Accumulated Depreciation	2,932
Gilroy Premium Outlets, Gilroy, CA | Premium Outlet Centers
Initial Cost
Land	9,630
Buildings and Improvements	194,122
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,479
Gross Amounts At Which Carried At Close of Period
Land	9,630
Buildings and Improvements	202,601
Total	212,231
Accumulated Depreciation	55,457
Grove City Premium Outlets, Grove City, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	114,505
Initial Cost
Land	6,421
Buildings and Improvements	121,880
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	394
Gross Amounts At Which Carried At Close of Period
Land	6,421
Buildings and Improvements	122,274
Total	128,695
Accumulated Depreciation	10,748
Gulfport Premium Outlets, Gulfport, MS | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,546
Initial Cost
Buildings and Improvements	27,949
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	399
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	28,348
Total	28,348
Accumulated Depreciation	2,767
Hagerstown Premium Outlets, Hagerstown, MD | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	90,390
Initial Cost
Land	3,576
Buildings and Improvements	85,883
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39
Gross Amounts At Which Carried At Close of Period
Land	3,576
Buildings and Improvements	85,922
Total	89,498
Accumulated Depreciation	6,565
Houston Premium Outlets, Cypress, TX | Premium Outlet Centers
Initial Cost
Land	20,871
Buildings and Improvements	69,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	49,244
Gross Amounts At Which Carried At Close of Period
Land	20,871
Buildings and Improvements	118,594
Total	139,465
Accumulated Depreciation	17,018
Jackson Premium Outlets, Jackson, NJ | Premium Outlet Centers
Initial Cost
Land	6,413
Buildings and Improvements	104,013
Costs Capitalized Subsequent to Acquisition
Land	3
Buildings and Improvements	4,285
Gross Amounts At Which Carried At Close of Period
Land	6,416
Buildings and Improvements	108,298
Total	114,714
Accumulated Depreciation	26,123
Jersey Shore Premium Outlets, Tinton Falls, NJ | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	71,055
Initial Cost
Land	16,141
Buildings and Improvements	50,979
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	73,522
Gross Amounts At Which Carried At Close of Period
Land	16,141
Buildings and Improvements	124,501
Total	140,642
Accumulated Depreciation	18,862
Johnson Creek Premium Outlets, Johnson Creek, WI | Premium Outlet Centers
Initial Cost
Land	2,800
Buildings and Improvements	39,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,660
Gross Amounts At Which Carried At Close of Period
Land	2,800
Buildings and Improvements	45,206
Total	48,006
Accumulated Depreciation	12,393
Kittery Premium Outlets, Kittery, ME | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	43,556
Initial Cost
Land	11,832
Buildings and Improvements	94,994
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,210
Gross Amounts At Which Carried At Close of Period
Land	11,832
Buildings and Improvements	101,204
Total	113,036
Accumulated Depreciation	21,876
Las Americas Premium Outlets, San Diego, CA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,000
Initial Cost
Land	45,168
Buildings and Improvements	251,878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,596
Gross Amounts At Which Carried At Close of Period
Land	45,168
Buildings and Improvements	256,474
Total	301,642
Accumulated Depreciation	32,702
Las Vegas Premium Outlets - South, Las Vegas, NV | Premium Outlet Centers
Initial Cost
Land	13,085
Buildings and Improvements	160,777
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	19,838
Gross Amounts At Which Carried At Close of Period
Land	13,085
Buildings and Improvements	180,615
Total	193,700
Accumulated Depreciation	35,960
Las Vegas Premium Outlets - North, Las Vegas, NV | Premium Outlet Centers
Initial Cost
Land	25,435
Buildings and Improvements	134,973
Costs Capitalized Subsequent to Acquisition
Land	450
Buildings and Improvements	66,672
Gross Amounts At Which Carried At Close of Period
Land	25,885
Buildings and Improvements	201,645
Total	227,530
Accumulated Depreciation	50,917
Lebanon Premium Outlets, Lebanon, TN | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,706
Initial Cost
Land	1,758
Buildings and Improvements	10,189
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	247
Gross Amounts At Which Carried At Close of Period
Land	1,758
Buildings and Improvements	10,436
Total	12,194
Accumulated Depreciation	1,176
Lee Premium Outlets, Lee, MA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	51,619
Initial Cost
Land	9,167
Buildings and Improvements	52,212
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	553
Gross Amounts At Which Carried At Close of Period
Land	9,167
Buildings and Improvements	52,765
Total	61,932
Accumulated Depreciation	4,872
Leesburg Corner Premium Outlets, Leesburg, VA | Premium Outlet Centers
Initial Cost
Land	7,190
Buildings and Improvements	162,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,087
Gross Amounts At Which Carried At Close of Period
Land	7,190
Buildings and Improvements	166,110
Total	173,300
Accumulated Depreciation	48,864
Liberty Village Premium Outlets, Flemington, NJ | Premium Outlet Centers
Initial Cost
Land	5,670
Buildings and Improvements	28,904
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,104
Gross Amounts At Which Carried At Close of Period
Land	5,670
Buildings and Improvements	31,008
Total	36,678
Accumulated Depreciation	13,529
Lighthouse Place Premium Outlets, Michigan City, IN | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	88,623
Initial Cost
Land	6,630
Buildings and Improvements	94,138
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,923
Gross Amounts At Which Carried At Close of Period
Land	6,630
Buildings and Improvements	101,061
Total	107,691
Accumulated Depreciation	33,939
Napa Premium Outlets, Napa, CA | Premium Outlet Centers
Initial Cost
Land	11,400
Buildings and Improvements	45,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,996
Gross Amounts At Which Carried At Close of Period
Land	11,400
Buildings and Improvements	47,019
Total	58,419
Accumulated Depreciation	14,536
North Bend Premium Outlets, North Bend, WA | Premium Outlet Centers
Initial Cost
Land	2,143
Buildings and Improvements	36,197
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,387
Gross Amounts At Which Carried At Close of Period
Land	2,143
Buildings and Improvements	38,584
Total	40,727
Accumulated Depreciation	9,098
North Georgia Premium Outlets, Dawsonville, GA | Premium Outlet Centers
Initial Cost
Land	4,300
Buildings and Improvements	132,325
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,563
Gross Amounts At Which Carried At Close of Period
Land	4,300
Buildings and Improvements	133,888
Total	138,188
Accumulated Depreciation	37,490
Orlando Premium Outlets - International Dr., Orlando, FL | Premium Outlet Centers
Initial Cost
Land	32,727
Buildings and Improvements	472,815
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	814
Gross Amounts At Which Carried At Close of Period
Land	32,727
Buildings and Improvements	473,629
Total	506,356
Accumulated Depreciation	25,646
Orlando Premium Outlets - Vineland Ave., Orlando, FL | Premium Outlet Centers
Initial Cost
Land	14,040
Buildings and Improvements	304,410
Costs Capitalized Subsequent to Acquisition
Land	15,855
Buildings and Improvements	46,615
Gross Amounts At Which Carried At Close of Period
Land	29,895
Buildings and Improvements	351,025
Total	380,920
Accumulated Depreciation	74,954
Osage Beach Premium Outlets, Osage Beach, MO | Premium Outlet Centers
Initial Cost
Land	9,460
Buildings and Improvements	85,804
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,789
Gross Amounts At Which Carried At Close of Period
Land	9,460
Buildings and Improvements	90,593
Total	100,053
Accumulated Depreciation	27,758
Petaluma Village Premium Outlets, Petaluma, CA | Premium Outlet Centers
Initial Cost
Land	13,322
Buildings and Improvements	13,710
Gross Amounts At Which Carried At Close of Period
Land	13,322
Buildings and Improvements	13,710
Total	27,032
Accumulated Depreciation	7,791
Philadelphia Premium Outlets, Limerick, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	190,000
Initial Cost
Land	16,676
Buildings and Improvements	105,249
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,518
Gross Amounts At Which Carried At Close of Period
Land	16,676
Buildings and Improvements	120,767
Total	137,443
Accumulated Depreciation	25,853
Pismo Beach Premium Outlets, Pismo Beach, CA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	33,850
Initial Cost
Land	4,317
Buildings and Improvements	19,044
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	812
Gross Amounts At Which Carried At Close of Period
Land	4,317
Buildings and Improvements	19,856
Total	24,173
Accumulated Depreciation	2,499
Pleasant Prairie Premium Outlets, Pleasant Prairie, WI | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	97,893
Initial Cost
Land	16,823
Buildings and Improvements	126,686
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,896
Gross Amounts At Which Carried At Close of Period
Land	16,823
Buildings and Improvements	128,582
Total	145,405
Accumulated Depreciation	8,663
Puerto Rico Premium Outlets, Barceloneta, PR | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	73,364
Initial Cost
Land	20,586
Buildings and Improvements	114,021
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,288
Gross Amounts At Which Carried At Close of Period
Land	20,586
Buildings and Improvements	115,309
Total	135,895
Accumulated Depreciation	8,382
Queenstown Premium Outlets, Queenstown, MD | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,150
Initial Cost
Land	8,129
Buildings and Improvements	61,950
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	150
Gross Amounts At Which Carried At Close of Period
Land	8,129
Buildings and Improvements	62,100
Total	70,229
Accumulated Depreciation	4,716
Rio Grande Valley Premium Outlets, Mercedes, TX | Premium Outlet Centers
Initial Cost
Land	12,229
Buildings and Improvements	41,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,873
Gross Amounts At Which Carried At Close of Period
Land	12,229
Buildings and Improvements	74,420
Total	86,649
Accumulated Depreciation	20,133
Round Rock Premium Outlets, Round Rock, TX | Premium Outlet Centers
Initial Cost
Land	21,977
Buildings and Improvements	82,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,316
Gross Amounts At Which Carried At Close of Period
Land	21,977
Buildings and Improvements	83,568
Total	105,545
Accumulated Depreciation	24,683
San Marcos Premium Outlets, San Marcos, TX | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	145,231
Initial Cost
Land	13,180
Buildings and Improvements	287,179
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,034
Gross Amounts At Which Carried At Close of Period
Land	13,180
Buildings and Improvements	288,213
Total	301,393
Accumulated Depreciation	15,826
Seattle Premium Outlets, Seattle, WA | Premium Outlet Centers
Initial Cost
Buildings and Improvements	103,722
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	17,967
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	121,689
Total	121,689
Accumulated Depreciation	31,497
St. Augustine Premium Outlets, St. Augustine, FL | Premium Outlet Centers
Initial Cost
Land	6,090
Buildings and Improvements	57,670
Costs Capitalized Subsequent to Acquisition
Land	2
Buildings and Improvements	7,768
Gross Amounts At Which Carried At Close of Period
Land	6,092
Buildings and Improvements	65,438
Total	71,530
Accumulated Depreciation	21,643
The Crossings Premium Outlets, Tannersville, PA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	49,253
Initial Cost
Land	7,720
Buildings and Improvements	172,931
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,228
Gross Amounts At Which Carried At Close of Period
Land	7,720
Buildings and Improvements	183,159
Total	190,879
Accumulated Depreciation	44,730
Vacaville Premium Outlets, Vacaville, CA | Premium Outlet Centers
Initial Cost
Land	9,420
Buildings and Improvements	84,850
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,146
Gross Amounts At Which Carried At Close of Period
Land	9,420
Buildings and Improvements	93,996
Total	103,416
Accumulated Depreciation	31,595
Waikele Premium Outlets, Waipahu, HI | Premium Outlet Centers
Initial Cost
Land	22,630
Buildings and Improvements	77,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,096
Gross Amounts At Which Carried At Close of Period
Land	22,630
Buildings and Improvements	80,412
Total	103,042
Accumulated Depreciation	25,022
Waterloo Premium Outlets, Waterloo, NY | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	72,822
Initial Cost
Land	3,230
Buildings and Improvements	75,277
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,735
Gross Amounts At Which Carried At Close of Period
Land	3,230
Buildings and Improvements	82,012
Total	85,242
Accumulated Depreciation	27,125
Williamsburg Premium Outlets, Williamsburg, VA | Premium Outlet Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	104,427
Initial Cost
Land	10,323
Buildings and Improvements	223,789
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	349
Gross Amounts At Which Carried At Close of Period
Land	10,323
Buildings and Improvements	224,138
Total	234,461
Accumulated Depreciation	12,719
Woodbury Common Premium Outlets, Central Valley, NY | Premium Outlet Centers
Initial Cost
Land	11,110
Buildings and Improvements	862,559
Costs Capitalized Subsequent to Acquisition
Land	1,658
Buildings and Improvements	7,302
Gross Amounts At Which Carried At Close of Period
Land	12,768
Buildings and Improvements	869,861
Total	882,629
Accumulated Depreciation	203,885
Wrentham Village Premium Outlets, Wrentham, MA | Premium Outlet Centers
Initial Cost
Land	4,900
Buildings and Improvements	282,031
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,729
Gross Amounts At Which Carried At Close of Period
Land	4,900
Buildings and Improvements	289,760
Total	294,660
Accumulated Depreciation	74,409
ABQ Uptown, Albuquerque, NM | Community/Lifestyle Centers
Initial Cost
Land	6,374
Buildings and Improvements	75,333
Gross Amounts At Which Carried At Close of Period
Land	6,374
Buildings and Improvements	75,333
Total	81,707
Accumulated Depreciation	1,471
Arboretum, Austin, TX | Community/Lifestyle Centers
Initial Cost
Land	7,640
Buildings and Improvements	36,774
Costs Capitalized Subsequent to Acquisition
Land	71
Buildings and Improvements	9,664
Gross Amounts At Which Carried At Close of Period
Land	7,711
Buildings and Improvements	46,438
Total	54,149
Accumulated Depreciation	17,869
Bloomingdale Court, Bloomingdale, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,923
Initial Cost
Land	8,748
Buildings and Improvements	26,184
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,067
Gross Amounts At Which Carried At Close of Period
Land	8,748
Buildings and Improvements	38,251
Total	46,999
Accumulated Depreciation	19,220
Charles Towne Square, Charleston, SC | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	1,768
Costs Capitalized Subsequent to Acquisition
Land	370
Buildings and Improvements	10,636
Gross Amounts At Which Carried At Close of Period
Land	370
Buildings and Improvements	12,404
Total	12,774
Accumulated Depreciation	8,311
Chesapeake Center, Chesapeake, VA | Community/Lifestyle Centers
Initial Cost
Land	5,352
Buildings and Improvements	12,279
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	871
Gross Amounts At Which Carried At Close of Period
Land	5,352
Buildings and Improvements	13,150
Total	18,502
Accumulated Depreciation	7,937
Countryside Plaza, Countryside, IL | Community/Lifestyle Centers
Initial Cost
Land	332
Buildings and Improvements	8,507
Costs Capitalized Subsequent to Acquisition
Land	2,554
Buildings and Improvements	9,711
Gross Amounts At Which Carried At Close of Period
Land	2,886
Buildings and Improvements	18,218
Total	21,104
Accumulated Depreciation	8,962
Dare Centre, Kill Devil Hills, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,555
Initial Cost
Buildings and Improvements	5,702
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	189
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,891
Total	5,891
Accumulated Depreciation	1,714
DeKalb Plaza, King of Prussia, PA | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,676
Initial Cost
Land	1,955
Buildings and Improvements	3,405
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,135
Gross Amounts At Which Carried At Close of Period
Land	1,955
Buildings and Improvements	4,540
Total	6,495
Accumulated Depreciation	2,093
Empire East, Sioux Falls, SD | Community/Lifestyle Centers
Initial Cost
Land	3,023
Buildings and Improvements	10,420
Gross Amounts At Which Carried At Close of Period
Land	3,023
Buildings and Improvements	10,420
Total	13,443
Forest Plaza, Rockford, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,391
Initial Cost
Land	4,132
Buildings and Improvements	16,818
Costs Capitalized Subsequent to Acquisition
Land	453
Buildings and Improvements	11,901
Gross Amounts At Which Carried At Close of Period
Land	4,585
Buildings and Improvements	28,719
Total	33,304
Accumulated Depreciation	12,103
Gateway Center, Austin, TX | Community/Lifestyle Centers
Initial Cost
Land	24,549
Buildings and Improvements	81,437
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,231
Gross Amounts At Which Carried At Close of Period
Land	24,549
Buildings and Improvements	91,668
Total	116,217
Accumulated Depreciation	27,700
Great Lakes Plaza, Mentor, OH | Community/Lifestyle Centers
Initial Cost
Land	1,028
Buildings and Improvements	2,025
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,793
Gross Amounts At Which Carried At Close of Period
Land	1,028
Buildings and Improvements	5,818
Total	6,846
Accumulated Depreciation	1,952
Greenwood Plus, Greenwood, IN | Community/Lifestyle Centers
Initial Cost
Land	1,129
Buildings and Improvements	1,792
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,367
Gross Amounts At Which Carried At Close of Period
Land	1,129
Buildings and Improvements	6,159
Total	7,288
Accumulated Depreciation	3,260
Henderson Square, King of Prussia, PA | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	13,948
Initial Cost
Land	4,223
Buildings and Improvements	15,124
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	756
Gross Amounts At Which Carried At Close of Period
Land	4,223
Buildings and Improvements	15,880
Total	20,103
Accumulated Depreciation	3,875
Highland Lakes Center, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	7,138
Buildings and Improvements	25,284
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,020
Gross Amounts At Which Carried At Close of Period
Land	7,138
Buildings and Improvements	27,304
Total	34,442
Accumulated Depreciation	17,752
Ingram Plaza, San Antonio, TX | Community/Lifestyle Centers
Initial Cost
Land	421
Buildings and Improvements	1,802
Costs Capitalized Subsequent to Acquisition
Land	4
Buildings and Improvements	57
Gross Amounts At Which Carried At Close of Period
Land	425
Buildings and Improvements	1,859
Total	2,284
Accumulated Depreciation	1,305
Keystone Shoppes, Indianapolis, IN | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	4,232
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,144
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,376
Total	5,376
Accumulated Depreciation	2,131
Lake Plaza, Waukegan, IL | Community/Lifestyle Centers
Initial Cost
Land	2,487
Buildings and Improvements	6,420
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,005
Gross Amounts At Which Carried At Close of Period
Land	2,487
Buildings and Improvements	7,425
Total	9,912
Accumulated Depreciation	4,015
Lake View Plaza, Orland Park, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,751
Initial Cost
Land	4,702
Buildings and Improvements	17,543
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,545
Gross Amounts At Which Carried At Close of Period
Land	4,702
Buildings and Improvements	30,088
Total	34,790
Accumulated Depreciation	15,218
Lakeline Plaza, Austin, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	17,229
Initial Cost
Land	5,822
Buildings and Improvements	30,875
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,918
Gross Amounts At Which Carried At Close of Period
Land	5,822
Buildings and Improvements	37,793
Total	43,615
Accumulated Depreciation	16,180
Lima Center, Lima, OH | Community/Lifestyle Centers
Initial Cost
Land	1,781
Buildings and Improvements	5,151
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,988
Gross Amounts At Which Carried At Close of Period
Land	1,781
Buildings and Improvements	12,139
Total	13,920
Accumulated Depreciation	5,788
Lincoln Crossing, O'Fallon, IL | Community/Lifestyle Centers
Initial Cost
Land	674
Buildings and Improvements	2,192
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	807
Gross Amounts At Which Carried At Close of Period
Land	674
Buildings and Improvements	2,999
Total	3,673
Accumulated Depreciation	1,455
Lincoln Plaza, King of Prussia, PA | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	21,299
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,411
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	24,710
Total	24,710
Accumulated Depreciation	11,045
MacGregor Village, Cary, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	6,254
Initial Cost
Land	502
Buildings and Improvements	8,897
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	297
Gross Amounts At Which Carried At Close of Period
Land	502
Buildings and Improvements	9,194
Total	9,696
Accumulated Depreciation	1,971
Mall of Georgia Crossing, Buford, GA | Community/Lifestyle Centers
Initial Cost
Land	9,506
Buildings and Improvements	32,892
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	618
Gross Amounts At Which Carried At Close of Period
Land	9,506
Buildings and Improvements	33,510
Total	43,016
Accumulated Depreciation	13,932
Markland Plaza, Kokomo, IN | Community/Lifestyle Centers
Initial Cost
Land	206
Buildings and Improvements	738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,135
Gross Amounts At Which Carried At Close of Period
Land	206
Buildings and Improvements	6,873
Total	7,079
Accumulated Depreciation	3,380
Martinsville Plaza, Martinsville, VA | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	584
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	408
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	992
Total	992
Accumulated Depreciation	792
Matteson Plaza, Matteson, IL | Community/Lifestyle Centers
Initial Cost
Land	1,771
Buildings and Improvements	9,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,770
Gross Amounts At Which Carried At Close of Period
Land	1,771
Buildings and Improvements	13,507
Total	15,278
Accumulated Depreciation	7,219
Muncie Towne Plaza, Muncie, IN | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,163
Initial Cost
Land	267
Buildings and Improvements	10,509
Costs Capitalized Subsequent to Acquisition
Land	87
Buildings and Improvements	1,786
Gross Amounts At Which Carried At Close of Period
Land	354
Buildings and Improvements	12,295
Total	12,649
Accumulated Depreciation	5,234
New Castle Plaza, New Castle, IN | Community/Lifestyle Centers
Initial Cost
Land	128
Buildings and Improvements	1,621
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,369
Gross Amounts At Which Carried At Close of Period
Land	128
Buildings and Improvements	2,990
Total	3,118
Accumulated Depreciation	1,623
North Ridge Plaza, Joliet, IL | Community/Lifestyle Centers
Initial Cost
Land	2,831
Buildings and Improvements	7,699
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,434
Gross Amounts At Which Carried At Close of Period
Land	2,831
Buildings and Improvements	12,133
Total	14,964
Accumulated Depreciation	5,897
North Ridge Shopping Center, Raleigh, NC | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,639
Initial Cost
Land	385
Buildings and Improvements	12,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	782
Gross Amounts At Which Carried At Close of Period
Land	385
Buildings and Improvements	13,620
Total	14,005
Accumulated Depreciation	2,936
Northwood Plaza, Fort Wayne, IN | Community/Lifestyle Centers
Initial Cost
Land	148
Buildings and Improvements	1,414
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,865
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,279
Total	3,427
Accumulated Depreciation	2,084
Palms Crossing, McAllen, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	38,202
Initial Cost
Land	13,496
Buildings and Improvements	45,925
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,067
Gross Amounts At Which Carried At Close of Period
Land	13,496
Buildings and Improvements	54,992
Total	68,488
Accumulated Depreciation	10,610
Regency Plaza, St. Charles, MO | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	3,776
Initial Cost
Land	616
Buildings and Improvements	4,963
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	587
Gross Amounts At Which Carried At Close of Period
Land	616
Buildings and Improvements	5,550
Total	6,166
Accumulated Depreciation	2,821
Richardson Square, Richardson, TX | Community/Lifestyle Centers
Initial Cost
Land	6,285
Costs Capitalized Subsequent to Acquisition
Land	990
Buildings and Improvements	15,229
Gross Amounts At Which Carried At Close of Period
Land	7,275
Buildings and Improvements	15,229
Total	22,504
Accumulated Depreciation	2,034
Rockaway Commons, Rockaway, NJ | Community/Lifestyle Centers
Initial Cost
Land	5,149
Buildings and Improvements	26,435
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,840
Gross Amounts At Which Carried At Close of Period
Land	5,149
Buildings and Improvements	34,275
Total	39,424
Accumulated Depreciation	10,721
Rockaway Town Plaza, Rockaway, NJ | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	18,698
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	2,961
Gross Amounts At Which Carried At Close of Period
Land	2,225
Buildings and Improvements	21,659
Total	23,884
Accumulated Depreciation	4,607
Shops at Arbor Walk, The, Austin, TX | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	43,176
Initial Cost
Land	930
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,403
Gross Amounts At Which Carried At Close of Period
Land	930
Buildings and Improvements	46,949
Total	47,879
Accumulated Depreciation	9,412
Shops at North East Mall, The, Hurst, TX | Community/Lifestyle Centers
Initial Cost
Land	12,541
Buildings and Improvements	28,177
Costs Capitalized Subsequent to Acquisition
Land	402
Buildings and Improvements	4,657
Gross Amounts At Which Carried At Close of Period
Land	12,943
Buildings and Improvements	32,834
Total	45,777
Accumulated Depreciation	16,238
St. Charles Towne Plaza, Waldorf, MD | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	24,542
Initial Cost
Land	8,377
Buildings and Improvements	18,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,940
Gross Amounts At Which Carried At Close of Period
Land	8,377
Buildings and Improvements	22,933
Total	31,310
Accumulated Depreciation	11,797
Teal Plaza, Lafayette, IN | Community/Lifestyle Centers
Initial Cost
Land	99
Buildings and Improvements	878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,557
Gross Amounts At Which Carried At Close of Period
Land	99
Buildings and Improvements	2,435
Total	2,534
Accumulated Depreciation	1,465
Terrace at The Florida Mall, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	2,150
Buildings and Improvements	7,623
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,251
Gross Amounts At Which Carried At Close of Period
Land	2,150
Buildings and Improvements	12,874
Total	15,024
Accumulated Depreciation	5,903
Tippecanoe Plaza, Lafayette, IN | Community/Lifestyle Centers
Initial Cost
Buildings and Improvements	745
Costs Capitalized Subsequent to Acquisition
Land	234
Buildings and Improvements	5,196
Gross Amounts At Which Carried At Close of Period
Land	234
Buildings and Improvements	5,941
Total	6,175
Accumulated Depreciation	3,486
University Center, Mishawaka, IN | Community/Lifestyle Centers
Initial Cost
Land	3,071
Buildings and Improvements	7,413
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,828
Gross Amounts At Which Carried At Close of Period
Land	3,071
Buildings and Improvements	9,241
Total	12,312
Accumulated Depreciation	7,738
Washington Plaza, Indianapolis, IN | Community/Lifestyle Centers
Initial Cost
Land	941
Buildings and Improvements	1,697
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,159
Gross Amounts At Which Carried At Close of Period
Land	941
Buildings and Improvements	2,856
Total	3,797
Accumulated Depreciation	2,523
Waterford Lakes Town Center, Orlando, FL | Community/Lifestyle Centers
Initial Cost
Land	8,679
Buildings and Improvements	72,836
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,104
Gross Amounts At Which Carried At Close of Period
Land	8,679
Buildings and Improvements	86,940
Total	95,619
Accumulated Depreciation	40,419
West Ridge Plaza, Topeka, KS | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	4,720
Initial Cost
Land	1,376
Buildings and Improvements	4,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,085
Gross Amounts At Which Carried At Close of Period
Land	1,376
Buildings and Improvements	6,645
Total	8,021
Accumulated Depreciation	3,368
White Oaks Plaza, Springfield, IL | Community/Lifestyle Centers
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,325
Initial Cost
Land	3,169
Buildings and Improvements	14,267
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,494
Gross Amounts At Which Carried At Close of Period
Land	3,169
Buildings and Improvements	17,761
Total	20,930
Accumulated Depreciation	8,255
Wolf Ranch Town Center, Georgetown, TX | Community/Lifestyle Centers
Initial Cost
Land	21,403
Buildings and Improvements	51,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,413
Gross Amounts At Which Carried At Close of Period
Land	21,403
Buildings and Improvements	60,960
Total	82,363
Accumulated Depreciation	14,729
Factory Stores of America - Boaz, AL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,540
Initial Cost
Buildings and Improvements	924
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	87
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	1,011
Total	1,011
Accumulated Depreciation	190
Factory Stores of America - Georgetown, KY | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	6,019
Initial Cost
Land	148
Buildings and Improvements	3,610
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,649
Total	3,797
Accumulated Depreciation	733
Factory Stores of America - Graceville, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,789
Initial Cost
Land	12
Buildings and Improvements	408
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	150
Gross Amounts At Which Carried At Close of Period
Land	12
Buildings and Improvements	558
Total	570
Accumulated Depreciation	70
Factory Stores of America - Lebanon. MO | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,503
Initial Cost
Land	24
Buildings and Improvements	214
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6
Gross Amounts At Which Carried At Close of Period
Land	24
Buildings and Improvements	220
Total	244
Accumulated Depreciation	11
Factory Stores of America - Nebraska City, NE | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,411
Initial Cost
Land	26
Buildings and Improvements	566
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47
Gross Amounts At Which Carried At Close of Period
Land	26
Buildings and Improvements	613
Total	639
Accumulated Depreciation	215
Factory Stores of America - Story City, IA | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	1,743
Initial Cost
Land	7
Buildings and Improvements	526
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34
Gross Amounts At Which Carried At Close of Period
Land	7
Buildings and Improvements	560
Total	567
Accumulated Depreciation	156
Florida Keys Outlet Center, Florida City, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	10,824
Initial Cost
Land	1,560
Buildings and Improvements	1,748
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	822
Gross Amounts At Which Carried At Close of Period
Land	1,560
Buildings and Improvements	2,570
Total	4,130
Accumulated Depreciation	429
Gwinnett Place, Duluth, GA | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	115,000
Initial Cost
Land	6,361
Buildings and Improvements	108,637
Gross Amounts At Which Carried At Close of Period
Land	6,361
Buildings and Improvements	108,637
Total	114,998
Huntley Outlet Center, Huntley, IL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	30,276
Initial Cost
Land	3,495
Buildings and Improvements	2,027
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	127
Gross Amounts At Which Carried At Close of Period
Land	3,495
Buildings and Improvements	2,154
Total	5,649
Accumulated Depreciation	289
The Shops at Nanuet, Nanuet, NY | Other Properties
Initial Cost
Land	27,310
Buildings and Improvements	162,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,614
Gross Amounts At Which Carried At Close of Period
Land	27,310
Buildings and Improvements	168,607
Total	195,917
Accumulated Depreciation	165,289
Naples Outlet Center, Naples, FL | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,274
Initial Cost
Land	1,514
Buildings and Improvements	519
Gross Amounts At Which Carried At Close of Period
Land	1,514
Buildings and Improvements	519
Total	2,033
Accumulated Depreciation	184
Outlet Marketplace, Orlando, FL | Other Properties
Initial Cost
Land	3,367
Buildings and Improvements	1,557
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	48
Gross Amounts At Which Carried At Close of Period
Land	3,367
Buildings and Improvements	1,605
Total	4,972
Accumulated Depreciation	347
The Shoppes at Branson Meadows, Branson, MO | Other Properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	8,685
Initial Cost
Buildings and Improvements	5,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	487
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,692
Total	5,692
Accumulated Depreciation	654
University Town Plaza, Pensacola, FL | Other Properties
Initial Cost
Land	4,256
Buildings and Improvements	26,657
Costs Capitalized Subsequent to Acquisition
Land	1,753
Buildings and Improvements	4,769
Gross Amounts At Which Carried At Close of Period
Land	6,009
Buildings and Improvements	31,426
Total	37,435
Accumulated Depreciation	28,830
Merrimack Premium Outlets | Development Projects
Initial Cost
Land	17,306
Buildings and Improvements	83,404
Gross Amounts At Which Carried At Close of Period
Land	17,306
Buildings and Improvements	83,404
Total	100,710
Other pre-development Costs | Development Projects
Initial Cost
Land	20,373
Buildings and Improvements	174,800
Gross Amounts At Which Carried At Close of Period
Land	20,373
Buildings and Improvements	174,800
Total	195,173
Accumulated Depreciation	$ 780

Schedule III Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Real Estate Properties:
Balance, beginning of year	$ 27,192,223	$ 25,023,715	$ 24,907,970
Acquisitions and consolidations	2,068,452	2,200,102
Improvements	552,455	273,255	315,928
Disposals	(479,800)	(304,849)	(200,183)
Balance, close of year	29,333,330	27,192,223	25,023,715
Unaudited aggregate cost of real estate for federal income tax purposes	23,502,281
Reconciliation of Accumulated Depreciation:
Balance, beginning of year	7,485,821	6,806,670	6,015,677
Depreciation expense	906,554	874,450	893,139
Disposals	(244,205)	(195,299)	(102,146)
Balance, close of year	$ 8,148,170	$ 7,485,821	$ 6,806,670
Structure
Estimated original lives
Depreciable life, minimum (in years)	10
Depreciable life, maximum (in years)	40
Landscaping and parking lot
Estimated original lives
Depreciable life (in years)	15
HVAC equipment
Estimated original lives
Depreciable life (in years)	10